As filed with the Securities and Exchange Commission on April 30, 2007

Registration No. 333-63086

811-10413

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

IMMEDIATE INCOME BUILDER II

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No.

Post-Effective Amendment No. 6

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940 X

Amendment No. 7

SEPARATE ACCOUNT VA J

(Exact Name of Registrant)

TRANSAMERICA LIFE INSURANCE COMPANY

(Name of Depositor)

4333 Edgewood Road N.E. Cedar Rapids, IA 52499-0001

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number: (319) 297-8363

Darin D. Smith

Transamerica Life Insurance Company

4333 Edgewood Road, N.E.

Cedar Rapids, IA 52499-4240

(Name and Address of Agent for Service)

Copy to:

Frederick R. Bellamy, Esq.

Sutherland Asbill and Brennan LLP

1275 Pennsylvania Avenue, N.W.

Washington, D.C. 20004-2415

Title of Securities Being Registered:        Single Premium Immediate Variable Annuity Contracts

It is proposed that this filing become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on May 1, 2007 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on pursuant to paragraph (a)(1) of Rule 485

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

IMMEDIATE

INCOME BUILDER II

Issued Through

SEPARATE ACCOUNT VA J

By

TRANSAMERICA LIFE INSURANCE COMPANY

Prospectus

May 1, 2007

This prospectus and the underlying fund prospectuses give you important information about the Immediate Income Builder II, a single premium immediate variable annuity contract and the underlying fund portfolios that are investment choices under the contract. Please read them carefully before you invest and keep them for future reference.

There are many portfolios you can select from for variable payments. Annuity payments under the contract may be either variable or a combination of fixed and variable. You bear the investment risk for your variable payments.

If you would like more information about the contract, you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 2007. Please call us at (800) 201-8010 or write us at: Transamerica Life Insurance Company, 4333 Edgewood Road NE, Cedar Rapids, Iowa, 52499-0001. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (SEC) and the SAI is incorporated herein by reference. More information about the separate account can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-SEC-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information. The table of contents of the SAI is included at the end of this prospectus.

Please note that the contracts and the underlying fund portfolios:

•	are not bank deposits;

•	are not federally insured;

•	are not endorsed by any bank or government agency;

•	are not guaranteed to achieve their goal; and

•	are subject to risks, including loss of premium.

The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS

AEGON/TRANSAMERICA SERIES TRUST – INITIAL CLASS

Subadvised by Transamerica Investment Management, LLC

Transamerica Equity

Subadvised by Van Kampen Asset Management.

Van Kampen Mid-Cap Growth

AIM VARIABLE INSURANCE FUNDS – SERIES II SHARES

Managed by A I M Advisors, Inc.

AIM V.I. Capital Appreciation Fund

AIM V.I. Core Equity Fund

AIM V.I. Government Securities Fund

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I – CLASS A SHARES

Managed by Columbia Management Advisors, LLC and Marsico Capital Management, LLC as Subadvisor

Columbia Marsico Focused Equities Fund, Variable Series

Columbia Marsico Growth Fund, Variable Series

Columbia Marsico 21st Century Fund, Variable Series

Managed by Columbia Management Advisors, LLC and MacKay Shields LLC as Subadvisor

Columbia High Yield Fund, Variable Series

Managed by Columbia Management Advisors, LLC

Columbia Mid Cap Growth Fund, Variable Series

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I – CLASS B SHARES

Managed by Columbia Management Advisors, LLC and Marsico Capital Management, LLC as Subadvisor

Columbia Marsico International Opportunities Fund, Variable Series

DREYFUS STOCK INDEX FUND, INC. – SERVICE CLASS

Managed by The Dreyfus Corporation and

Mellon Equity Associates as index fund manager

DREYFUS VARIABLE INVESTMENT FUND

Managed by The Dreyfus Corporation

Dreyfus VIF – Money Market Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS FUND – SERVICE CLASS 2

Managed by Fidelity Management & Research Company

Fidelity - VIP Balanced Portfolio

Fidelity - VIP Contrafund® Portfolio

Fidelity - VIP Equity-Income Portfolio

Fidelity - VIP Growth Portfolio

Fidelity - VIP Growth & Income Portfolio

Fidelity - VIP High Income Portfolio

Fidelity - VIP Investment Grade Bond Portfolio

Fidelity - VIP Mid Cap Portfolio

MFS® VARIABLE INSURANCE TRUSTSM – SERVICE CLASS

Managed by MFS® Investment Management

MFS Emerging Growth Series

MFS Research Series

MFS Total Return Series

MFS Utilities Series

OPPENHEIMER VARIABLE ACCOUNT FUNDS – SERVICE SHARES

Managed by OppenheimerFunds, Inc.

Oppenheimer Capital Appreciation Fund/VA

Oppenheimer Global Securities Fund/VA

Oppenheimer High Income Fund/VA

Oppenheimer Main Street Fund/VA

Oppenheimer Strategic Bond Fund/VA

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No one is authorized to give any information or to make any representations that are not in this prospectus and the SAI (or any sales literature approved by Transamerica). You should rely only on the information contained in these documents. The contracts are not available in all states. This prospectus is not an offer anywhere that would be unlawful.

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GLOSSARY OF TERMS

Annuitant and Secondary Annuitant—The person(s) upon whose life the annuity payments will be based. For joint payment options, annuity payments are based upon the lives of both the annuitant and secondary annuitant. Either the annuitant or the secondary annuitant generally must be no older than 80 years of age on the contract issue date.

Annuity Payments—Payments made by us to the payee pursuant to the payment option chosen. Annuity payments may be either variable or a combination of fixed and variable.

Assumed Investment Return or AIR—The annual effective rate shown in the contract specifications section of the contract that is used in the calculation of each variable annuity payment.

Beneficiary(ies)—The person(s) who may receive death proceeds or guaranteed payments under this contract when there is no longer a living annuitant (or last annuitant for joint payment options).

Contract Issue Date—The date the contract becomes effective. This will be stated in the contract. Generally, the date the initial premium is allocated to the separate account.

Contract Year—A contract year begins on the contract date and on each contract anniversary thereafter.

Owner(s)—“You,” “your,” and “yours.” The person or entity named in the contract specifications section who may, while any annuitant is living, exercise all rights granted by the contract. The annuitant must be the owner, if the contract is a qualified contract. If there is a secondary annuitant, he or she may also be an owner (except for a qualified contract, where only one owner is permitted). The secondary annuitant is never required to be an owner.

Payee—The person or entity to whom annuity payments are paid.

Payment Date—The date an annuity payment is paid to the payee. The payment amount will be determined no more than seven business days before each payment date. We may require evidence that any annuitant(s) and/or payee is/are alive on the payment date.

Separate Account—Separate Account VA J.

Stabilized Payment—The variable annuity payment you receive. Stabilized payments are determined annually at your contract anniversary and are paid according to the annuity payment frequency you select. You can choose not to stabilize your variable annuity payments in which case each payment fluctuates based on the performance of the selected subaccounts.

Subaccount—The investment choices or divisions of the separate account. Each subaccount invests in a different portfolio of the underlying funds. We may make additional subaccounts available in the future.

Successor Owner—The person named by the owner to whom ownership of the contract passes upon the owner’s death. If the owner is also the annuitant, the annuitant’s beneficiary(ies) is entitled to the death proceeds of the contract. If no person is named, the owner’s estate shall be deemed the successor owner.

Supportable Payment—The amount equal to the sum of the variable annuity unit values times the number of variable annuity units in each of the selected subaccounts. The number of variable annuity units will be adjusted to reflect the year-to-date difference between stabilized payments and non-stabilized payments.

Valuation Day—Each day the New York Stock Exchange is open for trading.

Valuation Period—The period of time from the close of business on a valuation day (typically 4:00 p.m. Eastern time) to the close of business on the next valuation day.

Variable Annuity Unit—Variable annuity payments are expressed in terms of variable annuity units, the value of which fluctuates in relation to the selected subaccounts. The determination of the variable annuity unit value is made at the end of each valuation day.

You (Your)—the owner of the contract.

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SUMMARY

The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail.

1.	THE ANNUITY CONTRACT

The Fixed and Variable Single Premium Immediate Annuity Contract offered by Transamerica Life Insurance Company (Transamerica, we, us or our), is a contract between you, as the owner, and Transamerica, an insurance company. The contract is intended to provide a stream of income for life or for a specific period of time you select.

2.	PURCHASE

You purchase this contract with a single premium. You cannot make additional premium payments. The minimum premium is $25,000, although we can accept a smaller premium with approval from our administrative and service office.

You may return your contract for a refund, but only if you return it to our administrative and service office within a prescribed period, which is generally 10 days (after you receive the contract), or whatever longer time may be permitted by state law. The amount of the refund will generally be the premium we receive, plus or minus the investment performance of the subaccounts to which your premium was allocated, if any. We generally will pay the refund within 7 days after we receive written notice of cancellation and the returned contract at our administrative and service office.

3.	ANNUITY PAYMENTS

Annuity payments may be variable or a combination of fixed and variable. We guarantee the amount of fixed annuity payments. We generally do not, however, guarantee the amount of variable annuity payments. Variable annuity payment amounts are determined by the investment performance of the subaccounts you select. However, you can purchase an optional payment guarantee rider to ensure a minimum payment amount.

Annuity payments may be scheduled either monthly, quarterly, semiannually or annually. We recommend using electronic funds transfer (EFT) to receive your annuity payments whenever possible.

4.	INVESTMENT CHOICES

For your variable annuity payments you must select one or more of the following underlying fund portfolios described in the underlying fund prospectuses:

Transamerica Equity – Initial Class

Van Kampen Mid-Cap Growth – Initial Class

AIM V.I. Capital Appreciation Fund – Series II Shares

AIM V.I. Core Equity Fund – Series II Shares

AIM V.I. Government Securities Fund - Series II Shares

Columbia Marsico Focused Equities Fund, Variable Series – Class A Shares

Columbia Marsico Growth Fund, Variable Series – Class A Shares

Columbia Marsico 21st Century Fund, Variable Series – Class A Shares

Columbia High Yield Fund, Variable Series – Class A Shares

Columbia Mid Cap Growth Fund, Variable Series – Class A Shares

Columbia Marsico International Opportunities Fund, Variable Series – Class B Shares

Dreyfus Stock Index Fund, Inc. – Service Class

Dreyfus VIF – Money Market Portfolio

Fidelity – VIP Balanced Portfolio – Service Class 2

Fidelity – VIP Contrafund® Portfolio – Service Class 2

Fidelity – VIP Equity–Income Portfolio – Service Class 2

Fidelity – VIP Growth Portfolio – Service Class 2

Fidelity – VIP Growth & Income Portfolio – Service Class 2

Fidelity – VIP High Income Portfolio – Service Class 2

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Fidelity – VIP Investment Grade Bond Portfolio – Service Class 2

Fidelity - VIP Mid Cap Portfolio – Service Class 2

MFS Emerging Growth Series – Service Class

MFS Research Series – Service Class

MFS Total Return Series – Service Class

MFS Utilities Series – Service Class

Oppenheimer Capital Appreciation Fund/VA – Service Shares

Oppenheimer Global Securities Fund/VA – Service Shares

Oppenheimer High Income Fund/VA – Service Shares

Oppenheimer Main Street Fund/VA – Service Shares

Oppenheimer Strategic Bond Fund/VA – Service Shares

Your variable annuity payments may go up or down with the investment performance of any of the subaccounts. You bear this investment risk.

You may transfer amounts among the various subaccounts. You may also transfer amounts from variable to fixed annuity payments at any time. If you do, then the payment option for the fixed annuity payments will be a continuation of the payment option currently applicable to variable annuity payments. Transfers from fixed to variable annuity payments are not permitted.

We may charge a fee for excessive transfers (we currently do not charge for transfers).

5.	EXPENSES

There is a separate account charge of 1.25% annually of average daily net assets. This charge will not increase and does not apply to fixed annuity payments.

In some states, a charge for applicable premium taxes ranging from 0% to 3.5% is deducted from the premium when paid.

If you surrender from a Certain Only variable payment option within the first nine years, we will deduct a surrender charge of up to 7% of the premium payment surrendered. If you surrender from a Certain Only fixed payment option, we will deduct a surrender charge of 2%. If you surrender from a Life with Emergency CashSM payment option within the first four years, we will deduct a surrender charge of up to 4% of the premium payment surrendered. Surrenders are not allowed under any other payment options.

If you elect the optional Initial Payment Guarantee rider, there is a daily rider fee of 1.25% annually of the daily net asset value.

Management fees and other expenses are deducted from the portfolios’ assets.

6.	TAXES

You are taxed on the part of your annuity payment considered income. Annuity payments from nonqualified and certain qualified contracts may be considered partly a return of your investment in the contract so that part of each payment would not be taxable as income. Annuity payments from qualified contracts are, in many cases, considered as all taxable income.

7.	SURRENDERS

You do not have access to your money and cannot surrender any of your contract’s value unless you select either the Certain Only or Life with Emergency CashSM payment option. No other payment option allows surrenders. If you choose a Certain Only payment option you may surrender the present value of the remaining payments, less any applicable surrender charge. If you choose the Life with Emergency CashSM payment option, we will provide you with a Life with Emergency CashSM benefit schedule that will allow you to estimate how much is available to surrender (before deducting any applicable surrender charge). The minimum amount you may surrender is $2,500.

Surrenders may have adverse tax consequences. You should consult with your tax advisor before requesting a surrender.

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8.	PERFORMANCE

The amount of your variable annuity payments will vary up or down depending upon the investment performance of the subaccounts you choose. We provide historical, or past, performance information in the SAI. This data does not indicate future performance.

9.	DEATH BENEFIT

Some payment options provide a death benefit in the event the annuitant dies after annuity payments begin or if an owner or annuitant dies before annuity payments begin.

10.	INITIAL PAYMENT GUARANTEE

If you elect to purchase the Initial Payment Guarantee rider, your variable annuity payments will never be less than the guaranteed payment. There is an extra charge for this rider.

11.	OTHER INFORMATION

This section of the prospectus contains information on:

•	Transamerica Life Insurance Company

•	The Separate Account

•	Voting Rights

•	Distributor of the Contracts

•	IMSA

•	Delay of Payments

•	Legal Proceedings

Section 1035 Exchanges. Before exchanging one annuity contract for another under Section 1035 of the Internal Revenue Code (“1035 Exchange”), you should compare both annuities carefully. If you exchange an annuity contract for the contract described in this prospectus, you might have to pay a surrender charge and tax, including a penalty tax, on your old annuity contract, there will be a new surrender charge period for this contract, other fees and charges may be higher (or lower) under this contract, and the benefits under this contract may be different. You should not exchange another annuity contract for this contract unless you determine, after knowing all of the facts, that the exchange is in your best interest and not just better for the person trying to sell you this contract. If you decide to purchase this contract through a 1035 Exchange, you should speak to your financial professional or tax advisor to make sure that the transaction will be tax free. If you surrender your old annuity contract for cash and then buy a new annuity contract, for example, you will have to pay tax on the surrender.

State Variations. Certain provisions of the contracts may be different than the general description in this prospectus. See your contract for specific variations, any such state variations will be included in your contract or in riders or endorsements attached to your contract. See your agent or contact us for specific information that may be applicable to your state.

Financial Statements. Financial Statements for Transamerica and the subaccounts are in the SAI. Condensed financial information for the subaccounts (those in operation before January 1, 2007) is in Appendix A to this prospectus.

12.	INQUIRIES

If you need more information or want to make a transaction, please contact our administrative and service office at:

Administrative and Service Office

Transamerica Life Insurance Company

4333 Edgewood Road NE

Cedar Rapids, IA 52499-0001

(800) 201-8010

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ANNUITY CONTRACT FEE TABLE AND EXPENSE EXAMPLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment choices. State premium taxes may also be deducted.

Contract Owner Transaction Expenses:
Sales Load On Premium	None
Maximum Surrender Charge (as a % of premium payments surrendered)
Life with Emergency CashSM payment option	4%
Other Life Contingent payment options	N/A
Certain Only payment option (variable)(1)	7%
Transfer Fee (for transfers in excess of 6 in any contract year)(2)	$0 - $15
Special Service Fee	$0 - $25

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including portfolio fees and expenses.

Annual Service Charge	None
Separate Account Annual Expenses (as a percentage of average net assets):
Mortality and Expense Risk Charge	1.10%
Administrative Charge	0.15%
Total Separate Account Annual Expenses	1.25%
Optional Rider Expenses:
Initial Payment Guarantee	1.25%

The next items shows the lowest and highest total operating expenses charged by the underlying fund portfolios for the year ended December 31, 2006. Expenses may be higher or lower in future years. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.

Total Portfolio Annual Operating Expenses(3):	Lowest	Highest
Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses.	0.52%	1.63%

The expenses herein are only applicable to premium payments allocated to variable annuity payments.

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and portfolio fees and expenses.

The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes a 30-year certain only all variable annuity, 3.5% AIR, that your investment has a 5% return each year, the highest fees and expenses of any of the portfolios for the year ended December 31, 2006, and the highest combination of optional separate account expenses and optional rider fees. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Example(4)	1 Year	3 Years	5 Years	10 Years
If the contract is surrendered at the end of the applicable time period.	$980	$1412	$1708	$1767
If the contract is not surrendered	$280	$812	$1308	$1767

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Please remember that the Example is an illustration and does not represent past or future expenses. Your actual expenses may be lower or higher than those shown. Similarly, your rate of return may be more or less than the 5% assumed in the Example.

For information concerning compensation paid for the sale of the contracts, see “Distributor of the Contracts.”

(1)	If you surrender from a Certain Only Fixed payment option, we will deduct a surrender charge of 2%.

(2)	There is currently no charge for any transfers, although Transamerica reserves the right to charge $15 for each transfer in excess of six per contract year.

(3)

The fee table information relating to the underlying fund portfolios is for the year ending December 31, 2006 (unless otherwise noted) and was provided to Transamerica by the underlying fund portfolios, their investment advisors or managers, and Transamerica has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table.

(4)	The Example does not reflect premium tax charges or transfer fees.

[THIS SPACE INTENTIONALLY LEFT BLANK]

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1.	THE ANNUITY CONTRACT

This prospectus describes the Immediate Income Builder II. This is a single premium immediate annuity contract offered by Transamerica Life Insurance Company.

An annuity is a contract between you, the owner, and an insurance company (in this case Transamerica), where the insurance company promises to pay you an income in the form of annuity payments. You choose the frequency of these payments and the first annuity payment date.

You can use the contract to provide periodic payments over your lifetime or some other specific period of time you select.

The contract is “fixed and variable” because you can allocate your premium between fixed and variable annuity payments. The amount of the fixed annuity payments will not vary and is guaranteed by Transamerica. The amount of the variable annuity payments can vary depending on the investment performance of your investment choices.

The contract is a “single premium” contract because you purchase it with a single premium. You cannot pay additional premiums.

The contract is an “immediate” annuity because the annuity payments generally begin within 30 days and must begin within one year.

2.	PURCHASE

Contract Issue Requirements

Transamerica will not issue a contract unless:

•	Transamerica receives (at the administrative and service office) all information needed to issue the contract;

•	Transamerica receives (at the administrative and service office) your entire single premium payment; and

•	either the annuitant or the secondary annuitant is no older than 80 years of age on the contract issue date.

We reserve the right to reject any application or premium payment.

Premium Payment

The minimum premium for a contract is $25,000. Amounts less than $25,000 may be accepted with approval from our administrative and service office. You cannot make additional premium payments.

We apply your premium to the contract within two business days after receipt (at our administrative and service office) of both the premium and all necessary information. If the information is incomplete, we will request the necessary information. If the information is not provided within five days, we will return the premium unless you allow us to keep it until the necessary information is completed.

The date we credit the premium and issue the contract is called the contract issue date. On the contract issue date, we allocate the premium (net of any premium tax deduction) as you specify in the order form.

You should make the check for your premium payment payable only to Transamerica Life Insurance Company and send it to the administrative and service office. Your check must be honored in order for us to pay any associated payments and benefits due under the contract.

Allocation of Premium Payment

We will invest the amount of your premium that you allocate to the subaccount(s) on the contract issue date. You must allocate percentages that are whole numbers, not fractions. Your allocations must equal 100%.

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Variable Annuity Units

The portion of your premium allocated to the subaccounts will be used to purchase variable annuity units. We will determine the number of variable annuity units based upon:

•	the premium reduced by any premium taxes,

•	the annuitant’s age and sex (and the age and sex of the secondary annuitant, if any),

•	the payment option you choose,

•	the frequency of payments you choose,

•	the first payment date, and

•	the variable annuity unit value of the subaccount(s) you initially select.

The number of variable annuity units allocated to each subaccount will change if you transfer among the subaccounts, transfer from variable to fixed annuity payments or receive cash through a surrender (if allowed). If you choose a joint and survivor payment option and benefits are reduced due to the death of one of the annuitants, the number of variable annuity units will be reduced at that appropriate time. Additionally, with stabilized payments, the number of your variable annuity units will be adjusted on each contract anniversary.

3.	ANNUITY PAYMENTS

Annuity Payment Dates

We provide annuity payments to the payee on each payment date. You select either a monthly, quarterly, semiannual or annual payment frequency when you purchase the contract. Payments will generally be made by electronic funds transfer. Other disbursement options may be available, if we approve. The first payment date is typically 30 days after we receive the entire single premium (at our administrative and service office) and must be within one year of the contract issue date. All subsequent payment dates will generally be on the same day of the month as the first payment date.

Payments Under the Contract

We usually make payments within seven days of the payment date or receipt (at our administrative and service office) of all applicable written notices and/or proofs of death.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee’s address of record. Uncashed variable annuity payments will not participate in the performance of the portfolios. The payee is responsible for keeping us informed of his or her current address of record.

Stabilized Payments

You will receive variable annuity payments that are ''stabilized'' or held constant during each contract year, unless you elect at the time of purchase to receive non-stabilized variable annuity payments where each payment will go up or down to reflect investment performance. With stabilized payments, your payment amount will only go up or down to reflect investment performance on an annual basis. Please note that stabilized payments do not include any amounts allocated to fixed payments.

During the first contract year each stabilized payment will equal the initial variable annuity payment. On each contract anniversary, a new stabilized payment will be determined (based on the investment performance of the subaccounts you selected) and you will be notified of the new stabilized payment amount for the upcoming contract year.

See the SAI for a more detailed discussion of stabilized payments and changes in the number of variable annuity units credited to your contract and an illustration showing hypothetical changes in the number of variable annuity units.

Variable or Combination Payments

You allocate your premium between fixed and variable payments under a payment option when you buy the

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contract. You may choose all variable payments or a combination of fixed and variable annuity payments.

Any portion of your premium allocated to a fixed payment option will always remain allocated to fixed annuity payments. However, you may transfer from variable annuity payments to fixed annuity payments at any time.

If you choose a combination of fixed and variable annuity payments, a portion of your annuity payments will be fixed and a portion will vary. We will guarantee the dollar amount of any fixed portion of each annuity payment; however, the amount of the variable annuity payments will depend upon the investment experience of the Portfolios and is not guaranteed.

Under some joint and survivor payment options, the annuity payments decrease upon the death of the annuitant or secondary annuitant (as described for payment options 5, 6, 8, 9, and 13) whether they are fixed or variable.

Assumed Investment Return (AIR)

The assumed investment return you choose is used in the calculation of variable annuity payments. If you choose to receive fixed payments, then the amount of each payment will be set on the annuity date and will not change. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the contract. The dollar amount of additional variable payments will vary based on the investment performance of the subaccount(s). The dollar amount of each variable payment after the first may increase, decrease, or remain constant. If the actual investment performance (net of fees and expenses) exactly matched the assumed investment return chosen, the amount of each variable annuity payment would remain equal. If actual investment performance (net of fees and expenses) exceeds the assumed investment return chosen, the amount of the variable annuity payments would increase. Conversely, if actual investment performance (net of fees and expenses) is lower than the assumed investment return chosen, the amount of the variable annuity payments would decrease. Please note that these changes only occur annually under the Initial Payment Guarantee.

IF:

•	the performance of the applicable subaccounts after all expenses is equal to the AIR;

THEN:

•	the variable annuity payments will remain constant.

IF:

•	the performance of the subaccounts after all expenses exceeds the AIR;

THEN:

•	the variable annuity payments will increase.

IF:

•	the performance of the subaccounts after all expenses is less than the AIR;

THEN:

•	the variable annuity payments will decrease.

Calculation of Variable Payments

The stabilized payment is calculated on each contract anniversary. The amount of the payment is determined by taking the number of variable annuity units in each subaccount and multiplying them by the variable annuity unit value of each subaccount. The number of variable annuity units is adjusted to reflect the year to date difference between stabilized payment and non-stabilized payments. This calculation is performed for each subaccount and the sum of the subaccounts will equal the amount of your stabilized variable annuity payment.

Non-stabilized payments are calculated in accordance with the payment frequency you have chosen.

The variable annuity unit value in a particular subaccount on any valuation day is equal to:

•	the variable annuity unit value for that subaccount on the immediately preceding valuation day; multiplied by

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•	the net investment factor for that subaccount for the valuation period; multiplied by the daily factor for the valuation period.

The net investment factor used to calculate the variable annuity unit value for each subaccount for the valuation period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

(a)	is the net result of:

•	the net asset value of a portfolio share held in that subaccount determined as of the end of the current valuation period, plus

•	the per share amount of any dividend or capital gain distributions made by the portfolio for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus

•	a per share credit or charge for any taxes reserved for, which we determine to have resulted from the investment operation of the subaccount.

(b)	is the net asset value of a portfolio share held in that subaccount determined as of the end of the immediately preceding valuation period; and

(c)	is an amount representing the separate account charge and any applicable rider charge (shown in the contract specifications section of the contract).

The daily factor for the valuation period (the period of time beginning at the close of business each valuation day and ending at the close of business on the next valuation day) is a discount factor that reflects the AIR. Please refer to the SAI.

Payment Options

You select the payment option, the number of guaranteed years, and the reduced annuity payment percentage, if any, at the time you purchase your contract. You cannot change the payment option and guarantee period after we issue the contract. Please note that generally you can only select one payment option. We currently offer the options described below.

Other payment options may be made available at our discretion.

The dollar amount of each variable annuity payment will depend on the investment performance of the portfolio(s) you select. The dollar amount will also depend on the payment option you select (it may be different for each of the various payment options). The number of annuity payments may depend on how long the annuitant or a secondary annuitant, if any, lives. It is possible that the sum of annuity payments received may be less than the premium (except for option 10—Life Annuity with Premium Refund Payments).

1. Certain Only Annuity. This option provides annuity payments for a guaranteed period (10-30 years). You choose the guaranteed period. If the annuitant dies prior to the last guaranteed payment date, we will either:

•	continue payments to the beneficiary as they become due for the remainder of the guaranteed period; or

•

pay the present value of the remaining payments in a lump sum to the beneficiary when we receive due proof of the annuitant’s death (and such other information as we may require at our administrative and service office).

If the lump sum death benefit is chosen and the payments under this option are variable, the present value of the remaining payments is calculated as of the date we receive due proof of the annuitant’s death (and such other information as we may require) at our administrative and service office, using the AIR when the contract was issued. If the payments under this option are fixed, the value of the remaining payments is calculated using Transamerica’s declared interest rates in effect at the time the contract was purchased.

If you choose the Certain Only payment option and you have stabilized payments, then your final stabilized payment will equal the supportable payment at that time.

No additional payments will be made under this option after all the guaranteed payments have been made.

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Under this option, you can make full or partial surrenders from the contract prior to the last payment date. The amount you surrender must be at least $2,500. A partial surrender will reduce all future payments. A surrender charge may apply and there may be tax consequences.

You should consult a tax advisor before requesting a full or partial surrender.

2. Single Life Annuity. This option provides annuity payments for the annuitant’s lifetime, no matter how long that may be. The final annuity payment will be the payment made immediately prior to the death of the annuitant. No additional payments will be made after the annuitant dies.

With this option there is the risk that only one (or a few) annuity payment will be made if the annuitant dies shortly after the payments begin.

No surrenders are permitted under this option.

3. Single Life Annuity with Period Certain. This option provides annuity payments for a guaranteed period (5 to 30 years) or for the life of the annuitant, whichever is longer. The final annuity payment will be the later of either the last guaranteed payment or the scheduled annuity payment immediately prior to the annuitant’s death. If the annuitant dies prior to the last guaranteed payment date, we will make payments to the beneficiary when we receive due proof of the annuitant’s death (and such other information as we may require) at our administrative and service office. No additional payments will be made if the annuitant dies after all guaranteed payments have been made.

No surrenders are permitted under this option.

4. 100% Joint and Survivor Life Annuity. This option provides annuity payments for the annuitant and the secondary annuitant’s lifetimes. After the death of either the annuitant or the secondary annuitant, we will continue to provide the full amount of annuity payments to the survivor. Annuity payments stop when both the annuitant and the secondary annuitant die.

No surrenders are permitted under this option.

5. Joint and Survivor Life Annuity with Reduced Annuity Payments to the Secondary Annuitant. This option is similar to option 4 above, except that annuity payments are higher while both the annuitant and the secondary annuitant are living, and then are lower if the annuitant dies before the secondary annuitant. The final annuity payment will be the one made immediately before the last surviving annuitant’s death. No additional annuity payments will be made after the death of both annuitants.

If the annuitant dies before the secondary annuitant, the amount of the fixed annuity payments will be reduced to the percent you select: either 50%, 66.67% or 75%. For variable annuity payments, the number of variable annuity units will also be reduced to 50%, 66.67% or 75%. Selecting a higher percentage means that the initial payment amounts (before the annuitant’s death) will be lower.

If the secondary annuitant dies before the annuitant, we will continue to make annuity payments as they are due, and the amount of the annuity payments will not go down due to the death.

No surrenders are permitted under this option.

6. Joint and Last Survivor Life Annuity. This option provides annuity payments for the annuitant’s and secondary annuitant’s lifetimes. Payments are higher while both annuitants are living and decrease upon the death of either the annuitant or the secondary annuitant. The final annuity payment will be the one made immediately before the death of the last surviving annuitant. No additional annuity payments will be made after the death of both annuitants.

Upon the first death, the amount of the fixed annuity payments will be reduced to a percent you select: either 50%, 66.67% or 75%. For variable annuity payments, the number of variable annuity units will also be reduced to 50%, 66.67% or 75%. Selecting a higher percentage means that the initial payment amounts (before the annuitant’s death) will be lower.

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No surrenders are permitted under this option.

7. 100% Joint and Survivor Life Annuity with Period Certain. This option provides annuity payments for a guaranteed period (5-30 years) or for the annuitant’s and secondary annuitant’s lifetimes, whichever is later. The final annuity payment will be the later of the last guaranteed payment or the annuity payment made immediately prior to the last surviving annuitant’s death. No additional annuity payments will be made if both annuitants die after all guaranteed payments have been made.

If both annuitants die prior to the last guaranteed payment date, we will continue to make guaranteed payments to the beneficiary as they become due for the remainder of the guaranteed period.

No surrenders are permitted under this option.

8. Joint and Survivor Life Annuity with Period Certain and Reduced Annuity Payments to the Secondary Annuitant. This option is similar to option 7 above, except that annuity payments are higher while both the annuitant and the secondary annuitant are living, and then are lower if the annuitant dies before the secondary annuitant and after the guaranteed period. The final annuity payment will be the later of the last guaranteed payment or the annuity payment made immediately prior to the last surviving annuitant’s death. No additional payments will be made if both annuitants die after all guaranteed annuity payments have been made.

If the annuitant dies before the secondary annuitant and after the guaranteed period, the amount of the fixed annuity payments will be reduced to the percent you select: either 50%, 66.67% or 75%. For variable annuity payments, the number of variable annuity units will also be reduced to 50%, 66.67% or 75%. If the annuitant dies before the secondary annuitant but before the end of the guaranteed period, the reduction will not occur until the end of the guaranteed period. Selecting a higher percentage means that the initial payment amounts (before the annuitant’s death) will be lower.

If the secondary annuitant dies before the annuitant, we will continue to make annuity payments as they are due, and the amount of the annuity payments will not be reduced due to the death.

No surrenders are permitted under this option.

9. Joint and Last Survivor Life Annuity with Period Certain. This option provides annuity payments for a guaranteed period (5-30 years) or for the annuitant’s and secondary annuitant’s lifetimes, whichever is later. Payments are higher while both annuitant(s) are living and decrease after the guarantee period upon the death of either the annuitant or the secondary annuitant. The final annuity payment will be the later of the last guaranteed payment or the annuity payment made immediately prior to the last surviving annuitant’s death. No additional annuity payments will be made after the death of both annuitants.

Upon the first death after the guaranteed period (or the end of the guaranteed period if the first death occurred prior thereto), the amount of the fixed annuity payments will be reduced to a percent you select: either 50%, 66.67% or 75%. For variable annuity payments, the number of variable annuity units will also be reduced to 50%, 66.67% or 75%. Selecting a higher percentage means that the initial payment amounts (before the annuitant’s death) will be lower.

No surrenders are permitted under this option.

10. Life Annuity with Premium Refund Payment. This option provides annuity payments for the annuitant’s lifetime. The final annuity payment will be either the payment made immediately prior to the annuitant’s death or the premium refund benefit.

We will pay the premium refund benefit to the beneficiary if, at the date of the annuitant’s death, the sum of all the annuity payments made is less than the premium. The premium refund benefit will be the premium less the sum of the previously distributed variable and fixed annuity payments.

No surrenders are permitted under this option.

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11. Single Life Annuity with Emergency CashSM. This option provides annuity payments for the annuitant’s lifetime. With the Life with Emergency CashSM feature, you are able to surrender all or a portion of the Life with Emergency CashSM benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency CashSM benefit schedule as a rider to the contract that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments. A surrender charge may apply and there may be tax consequences. The Life with Emergency CashSM benefit will continue through age 100 of the annuitant.

You should consult a tax advisor before requesting a full or partial surrender.

The Life with Emergency CashSM benefit is also a death benefit that is paid upon the death of the annuitant.

For qualified contracts, the death benefit ceases at the date the annuitant reaches the IRS age limitation (determined at the contract issue date).

12. Joint and Survivor Life Annuity with Emergency CashSM. This option provides annuity payments to the annuitant and the secondary annuitant while both are living. After the death of either the annuitant or the secondary annuitant, we will continue to provide the full amount of annuity payments to the survivor. With the Life with Emergency CashSM feature, you are able to surrender all or a portion of the Life with Emergency CashSM benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency CashSM benefit schedule as a rider to the contract that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments. A surrender charge may apply and there may be tax consequences. The Life with Emergency CashSM benefit will continue through age 100 of the younger of the annuitant and the secondary annuitant.

You should consult a tax advisor before requesting a full or partial surrender.

The Life with Emergency CashSM benefit is also a death benefit that is paid upon the death of the last annuitant.

For qualified contracts the death benefit ceases at the date of the IRS joint age limitation (determined at the contract issue date.)

13. Joint and Survivor Life Annuity with Emergency CashSM and Reduced Annuity Payments to the Secondary Annuitant. This option is similar to option 12 above, except that annuity payments are higher while both the annuitant and the secondary annuitant are living, and then are lower if the annuitant dies before the secondary annuitant.

If the annuitant dies before the secondary annuitant, the amount of the fixed annuity payments will be reduced to the percent you select: either 50%, 66.67% or 75%. For variable annuity payments, the number of variable annuity units will also be reduced to 50%, 66.67% or 75%. Likewise, the Life with Emergency CashSM benefit amount that is available to surrender and available as a death benefit will be reduced to 50%, 66.67% or 75%. Selecting a higher percentage means that the initial payment amounts (before the annuitant’s death) will be lower.

If the secondary annuitant dies before the annuitant, we will continue to make annuity payments as they are due, and the amount of the annuity payments will not be reduced due to the death.

PLEASE NOTE CAREFULLY:

IF:

•

you choose a Single Life Annuity, 100% Joint and Survivor Life Annuity, Joint and Survivor Life Annuity with Reduced Annuity Payments to the Secondary Annuitant, or Joint and Last Survivor Annuity; and

•	the annuitant(s) dies before the due date of the second annuity payment;

THEN:

•	we will make only the one payment.

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Please also note that the federal income tax laws may limit your payment options where the contract is used as a qualified contract.

4.	INVESTMENT CHOICES

The Separate Account

The separate account currently consists of the following subaccounts.

The Underlying Fund Portfolios. The subaccounts invest in shares of the underlying fund portfolios. The companies that provide investment advice and administrative services for the underlying fund portfolios offered through this contract are listed below. The following investment choices are currently offered through this contract:

AEGON/TRANSAMERICA SERIES TRUST – INITIAL CLASS

Subadvised by Transamerica Investment Management, LLC

Transamerica Equity(1)

Subadvised by Van Kampen Asset Management

Van Kampen Mid-Cap Growth

AIM VARIABLE INSURANCE FUNDS – SERIES II SHARES

Managed by A I M Advisors, Inc.

AIM V.I. Capital Appreciation Fund

AIM V.I. Core Equity Fund

AIM V.I. Government Securities Fund

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I – CLASS A SHARES

Managed by Columbia Management Advisors, LLC(2) and Marsico Capital Management, LLC as Subadvisor

Columbia Marsico Focused Equities Fund, Variable Series

Columbia Marsico Growth Fund, Variable Series

Columbia Marsico 21st Century Fund, Variable Series

Managed by Columbia Management Advisors, LLC(2) and MacKay Shields LLC as Subadvisor

Columbia High Yield Fund, Variable Series

Managed by Columbia Management Advisors, LLC(2)

Columbia Mid Cap Growth Fund, Variable Series(3)

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I – CLASS B SHARES

Managed by Columbia Management Advisors, LLC(2) and Marsico Capital Management, LLC as Subadvisor

Columbia Marsico International Opportunities Fund, Variable Series

DREYFUS STOCK INDEX FUND, INC. – SERVICE CLASS

Managed by The Dreyfus Corporation and

Mellon Equity Associates as index fund manager

DREYFUS VARIABLE INVESTMENT FUND

Managed by The Dreyfus Corporation

Dreyfus VIF – Money Market Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS FUND – SERVICE CLASS 2

Managed by Fidelity Management & Research Company

Fidelity - VIP Balanced Portfolio

Fidelity - VIP Contrafund® Portfolio

Fidelity - VIP Equity–Income Portfolio

Fidelity - VIP Growth Portfolio

Fidelity - VIP Growth & Income Portfolio

Fidelity - VIP High Income Portfolio

Fidelity - VIP Investment Grade Bond Portfolio

Fidelity - VIP Mid Cap Portfolio

MFS® VARIABLE INSURANCE TRUSTSM – SERVICE CLASS

Managed by MFS® Investment Management

MFS Emerging Growth Series

MFS Research Series

MFS Total Return Series

MFS Utilities Series

OPPENHEIMER VARIABLE ACCOUNT FUNDS – SERVICE SHARES

Managed by OppenheimerFunds, Inc.

Oppenheimer Capital Appreciation Fund/VA

Oppenheimer Global Securities Fund/VA

Oppenheimer High Income Fund/VA

Oppenheimer Main Street Fund/VA

Oppenheimer Strategic Bond Fund/VA

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(1)	On or about October 27, 2006, Janus Growth merged into Transamerica Equity.

(2)	Formerly known as Banc of America Capital Management, LLC.

(3)	Formerly known as Columbia Marsico Mid Cap Growth Fund, Variable Series.

The general public may not purchase shares of these underlying fund portfolios. The names and investment objectives and policies may be similar to other portfolios and underlying fund portfolios managed by the same investment advisor or manager that are sold directly to the public. You should not expect that the investment results of the other portfolios and underlying fund portfolios will be comparable to those of the underlying fund portfolios offered through this contract.

Detailed information about the underlying fund portfolios may be found in their current prospectuses. This includes a description of each underlying fund portfolio’s investment objectives, policies, and strategies. These prospectuses accompany this prospectus. You should read the prospectuses for each of the underlying fund portfolios carefully before you invest.

Selection of Underlying Fund Portfolios

The underlying fund portfolios offered through this product are selected by Transamerica, and Transamerica may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying fund portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will make payments to us or our affiliates. For additional information about these arrangements, see “Revenue We Receive.” We review the portfolios periodically and may remove a portfolio, or limit its availability to new premiums and/or transfers of cash value if we determine that a portfolio no longer satisfies one or more of the selection criteria, and/or if the portfolio has not attracted significant allocations from owners. We have included the AEGON/Transamerica Series Trust (“ATST”) underlying fund portfolios at least in part because they are managed by one of our affiliates, Transamerica Fund Advisors, Inc. (“TFAI”).

We have developed this variable annuity product in cooperation with one or more distributors, and have included certain underlying fund portfolios based on their recommendations; their selection criteria may differ from our selection criteria.

You are responsible for choosing the subaccounts which invest in the underlying fund portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Because investment risk is borne by you, decisions regarding investment allocations should be carefully considered.

In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the underlying fund portfolios that is available to you, including each underlying fund portfolio's prospectus, statement of additional information and annual and semi/annual reports. Other sources such as the Fund’s website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a Fund or underlying fund portfolio. After you select underlying fund portfolios for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

You bear the risk of any decline in your annuity payments or the surrender value of your contract resulting from the performance of the underlying fund portfolios you have chosen.

We do not recommend or endorse any particular underlying fund portfolio and we do not provide investment advice.

See Appendix B for Additional Fund Information.

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Transfers

Transfers are made using the variable annuity unit values for the end of the valuation day when we receive your request at our administrative and service office (that is, at the end of the valuation period during which we receive your request).

We reserve the right to impose transfer charges.

The percent of the allocation in each subaccount will change over time with its investment performance. You should periodically review the allocations in light of market conditions and financial objectives.

Transfers Among Subaccounts. Currently, you may transfer amounts among subaccounts by telephoning us or by providing us (at our administrative and service office) with a written notice that you have signed or an electronic notice that gives us the facts that we need. We may, at any time, discontinue transfer privileges, modify our procedures, or limit the number of transfers we permit.

Transfers From Variable to Fixed Payments. You may transfer all or a part of the value of variable annuity payments to fixed annuity payments by telephoning us or providing us (at our administrative and service office) with a written notice that you have signed or an electronic notice that gives us the facts that we need. If you transfer from variable annuity payments to fixed annuity payments, the payment option for fixed annuity payments will be a continuation of the payment option under which the variable annuity payments were being made, or a continuation of the fixed payment option that may already exist.

For example, if you received variable annuity payments for two years under a 10 Year Certain and Life Option and elect to transfer to fixed annuity payments, your payment option would be an 8 Year Certain and Life Option. If your variable payment option is Life with Emergency CashSM, you will receive a separate Life with Emergency CashSM benefit schedule for your fixed payments.

Transfers from variable to fixed annuity payments may have tax consequences. You should consult a tax advisor before making a transfer from variable to fixed annuity payments.

Transfers from Fixed to Variable Payments. You may not transfer from fixed to variable annuity payments.

Market Timing and Disruptive Trading

Statement of Policy. This variable insurance product was not designed for the use of market timers or frequent or disruptive traders. Such transfers may be harmful to the underlying fund portfolios and increase transaction costs.

Market timing and disruptive trading among the subaccounts or between the subaccounts and the fixed account can cause risks with adverse effects for other contract owners (and beneficiaries and underlying fund portfolios). These risks and harmful effects include:

(1)	dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”);

(2)	an adverse effect on portfolio management, such as:

(a)	impeding a portfolio manager’s ability to sustain an investment objective;

(b)	causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or

(c)	causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and

(3)	increased brokerage and administrative expenses.

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These costs are borne by all contract owners invested in those subaccounts, not just those making the transfers.

We have developed policies and procedures with respect to market timing and disruptive trading (which vary for certain subaccounts at the request of the corresponding underlying fund portfolios) and we do not make special arrangements or grant exceptions to accommodate market timing disruptive trading. As discussed herein, we cannot detect or deter all market timing or potentially disruptive trading. Do not invest with us if you intend to conduct market timing or potentially disruptive trading.

Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from market timing and disruptive trading among subaccounts of variable products issued by these other insurance companies or retirement plans.

Deterrence. If we determine you are engaged in market timing or disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other policy owners (or others having an interest in the variable insurance products). As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.

We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the payment or transfer, or series of transfers, would have a negative impact on an underlying fund portfolio's operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order or has instructed us not to allow that purchase or transfer, or (3) because of a history of market timing or disruptive trading. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some contract owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more variable insurance products that we believe are connected.

In addition to our internal policies and procedures, we will administer your variable insurance product to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.

Under our current policies and procedures, we do not:

•	impose redemption fees on transfers;

•	expressly limit the number or size of transfers in a given period except for certain subaccounts where an underlying fund portfolio has advised us to

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prohibit certain transfers that exceed a certain size; or

•	provide a certain number of allowable transfers in a given period.

Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period or their size), it is likely that some level of market timing and disruptive trading will occur before it is detected and steps taken to deter it (although some level of market timing and disruptive trading can occur with a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that some level of market timing and disruptive trading will occur before we are able to detect it and take steps in an attempt to deter it.

Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or other disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by contract owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment choices available under this variable insurance product, there is no assurance that we will be able to detect or deter market timing or disruptive trading by such contract owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or disruptive trading may be limited by decisions of state regulatory bodies and court orders that we cannot predict.

Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter harmful trading that may adversely affect other contract owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in market timing or disruptive trading among the investment choices under the variable insurance product. In addition, we may not honor transfer requests if any variable investment choice that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.

Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. Underlying fund portfolios may, for example, assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period of time . The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading. Contract owners should be aware that we may not have the contractual ability or the operational capacity to monitor contract owners’ transfer requests and apply the frequent trading policies and procedures of the respective underlying fund portfolios that would be affected by the transfers. Accordingly, contract owners and other persons who have material rights under our variable insurance products should assume that any protection they may have against potential harm from market timing and disruptive trading is the protection, if any, provided by the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading in certain subaccounts.

Contract owners should be aware that we are required to provide to an underlying fund portfolio or its designee, promptly upon request, certain information

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about the trading activity of individual contract owners, and to restrict or prohibit further purchases or transfers by specific contract owners identified by an underlying fund portfolio as violating the frequent trading policies established for that portfolio.

Omnibus Orders. Contract owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance contracts, including ours, whose variable investment choices correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and disruptive trading the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

5.	EXPENSES

There are charges and expenses associated with your contract.

Separate Account Charge

A daily charge is deducted from the assets of each subaccount for our assumption of mortality and expense risks. This charge will be deducted at an effective annual rate of 1.10%. An administration expense charge will also be deducted daily from the assets of each subaccount at an effective annual rate of 0.15%.

The mortality risk arises from our obligation to provide annuity income for your life (and the life of the secondary annuitant, if any) no matter how long that might be. The expense risk results from our obligation to cover the cost of issuing and administering the contracts, no matter how long we may incur such cost or how large that cost may be. We may earn a profit from the separate account charge (and expect to do so). Any profit can be used for distribution expenses or for any other purpose.

Expenses of the Funds

The underlying fund portfolios are charged management fees and incur operating expenses. The effect of these fees and expenses is reflected in the investment performance of the portfolios underlying the subaccounts, and therefore affects the variable annuity unit value. The lowest and highest portfolio expenses for the previous calendar year are found in the “Fee Table” section of this prospectus. See the prospectuses for the underlying fund portfolios for more information.

Premium Taxes

Some states charge a premium tax based on the amount of your premium. State premium taxes currently range from 0% to 3.5%. In addition, some counties, cities or towns may charge additional premium taxes. If you live in a place that has premium taxes, any amount needed to provide for the applicable premium taxes is deducted from your premium. We allocate the remainder of your premium to the subaccounts and/or to the purchase of fixed annuity payments.

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Other Taxes

We reserve the right to charge for certain taxes (other than premium taxes) that we incur because of the contracts or the separate account. Currently, we do not charge for any other taxes.

Surrender Charge

If you select the Certain Only payment option, you may surrender all or a portion of your contract. For Certain Only variable annuity payments, the surrender charge only applies during the first nine years, according to the following schedule:

Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium)
0 - 1	7%
1 - 2	7%
2 - 3	6%
3 - 4	6%
4 - 5	5%
5 - 6	4%
6 - 7	3%
7 - 8	2%
8 - 9	1%
more than 9	0%

For Certain Only fixed annuity payments, there is a 2% surrender charge in the calculation of the surrender value.

If you select a payment option with the Life with Emergency CashSM feature, you may also surrender all or a portion of your contract. The surrender charge only applies during the first four years under the Life with Emergency CashSM feature, according to the following schedule:

Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium)
0 - 1	4%
1 - 2	3%
2 - 3	2%
3 - 4	1%
more than 4	0%

Special Service Fees

We will deduct a charge for special services, such as overnight delivery.

Transfer Fee

There is currently no charge for transfers. We reserve the right to charge $15 for each transfer over six per contract year. All transfers made simultaneously will be treated as a single request.

Initial Payment Guarantee Fee

If you elect the Initial Payment Guarantee rider, there is a daily rider fee of 1.25% annually of the daily net asset value.

Revenue We Receive

We (and our affiliates) may directly or indirectly receive payments from the Portfolios, their advisers, subadvisers, distributors or affiliates thereof, in connection with certain administrative, marketing and other services we (and our affiliates) provide and expenses we incur. We (and/or our affiliates) generally receive three types of payments:

•

Rule 12b-1 Fees. Effective May 1, 2007 our affiliate Transamerica Capital, Inc. (“TCI”) replaced our affiliate AFSG Securities Corporation as principal underwriter for the policies. TCI receives some or all of the 12b-1 fees from the funds. Any 12b-1 fees received by TCI that are attributable to our variable insurance products are then credited to us. These fees range from 0.10% to 0.25% of the average daily assets of the certain underlying fund portfolios attributable to the contracts and to certain other variable insurance products that we and our affiliates issue.

•

Administrative, Marketing and Support Service Fees (“Support Fees”). As noted above, an investment adviser, sub-adviser, administrator and/or distributor (or affiliates thereof) of the underlying fund portfolios may make payments to us and/or our affiliates, including TCI. These payments may be derived, in whole or in part,

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from the advisory fee deducted from the profits the investment advisor or sub-advisor receives from underlying fund portfolio assets. Contract owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees (see the prospectuses for the underlying funds for more information). The amount of the payments we (or our affiliates) receive is based on a percentage of the assets of the particular underlying fund portfolios attributable to the contract and to certain other variable insurance products that our affiliates and we issue. These percentages differ and the amounts may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.

The following chart provides the maximum combined percentages of 12b-1 fees and Support Fees that we anticipate will be paid to us on an annual basis:

Incoming Payments to Transamerica and TCI

Fund	Maximum Fee % of assets(1)
AEGON/Transamerica Series Trust (2)	0.00%
AIM Variable Insurance Funds	0.50%
Columbia Funds Variable Insurance Trust I (3)	0.30%
Dreyfus Stock Index Fund, Inc.	0.25%
Dreyfus Variable Investment Fund	0.30%
Fidelity Variable Insurance Products Fund	0.50%
MFS® Variable Insurance TrustSM	0.45%
Oppenheimer Variable Account Funds	0.45%

(1)

Payments are based on a percentage of the average assets of each underlying fund portfolio owned by the subaccounts available under this contract and under certain other variable insurance products offered by our affiliates and us. We may continue to receive 12b-1 fees and administrative fees on subaccounts that are closed to new investments, depending on the terms of the agreements supporting those payments and on the services we provide.

(2)

Because ATST is managed by TFAI, there are additional benefits to us and our affiliates for amounts you allocate to the ATST underlying fund portfolios, in terms of our and our affiliates’ overall profitability. These additional benefits may be significant. Payments or other arrangements may be received from TFAI. A variety of financial and accounting methods may be used to allocate resources and profits to us. Such payments or arrangements may be entered into for a variety of purposes, such as to allocate resources to us to provide administrative services to the policyholders who invest in the ATST underlying fund portfolios. These payments or arrangements may take the form of internal credits, recognition, or cash payments. Additionally, if an ATST portfolio is sub-advised by an entity that is affiliated with us, we may retain more revenue than on those ATST portfolios that are sub-advised by non-affiliated entities. During 2006 we received $42,513,302.28 from TFAI pursuant to these arrangements. We anticipate receiving comparable amounts in the future.

(3)	We receive this percentage once $100 million in assets are held by the subaccounts of Transamerica and its affiliates.

•

Other Payments. TCI also serves as the wholesale distributor for the contracts, and in that capacity directly or indirectly receives additional amounts or different percentages of assets under management from certain advisers and sub-advisers to the underlying fund portfolios (or their affiliates) with regard to variable insurance products or mutual funds that are issued by us and our affiliates. These amounts may be derived, in whole or in part, from the profits the investment advisor or sub-advisor receives from the advisory fee deducted from underlying fund portfolio assets. Contract owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees. Certain advisers and sub-advisers of the underlying fund portfolios (or their affiliates) (1) may pay TCI amounts up to $75,000 per year to participate in a “preferred sponsor” program that provides such advisers and sub-advisers with access to TCI’s wholesalers at TCI’s national and regional sales conferences as well as internal and external meetings and events that are attended by TCI’s wholesalers and/or other TCI employees; (2) may provide our affiliates and/or selling firms with wholesaling services to assist us in the distribution of the contracts; and (3) may provide us and/or certain affiliates and/or selling firms with occasional gifts, meals, tickets or other compensation as an incentive to market the underlying fund portfolios and to cooperate with their promotional efforts. The amounts may be significant and provide the adviser or subadviser (or other affiliates) with increased access to us and to our affiliates involved in the distribution of the contracts.

For the calendar year ended December 31, 2006, AFSG received revenue sharing payments ranging from $1,475 to $40,725 (for a total of $291,627) from the following Fund managers and/or sub-advisers to participate in TCI’s events: Legg Mason, T. Rowe Price Associates Inc., Transamerica Investment Management, Van Kampen Investments, Janus Capital Management, Jennison Associates, Pacific Investment Management Company LLC, MFS Investment

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Management, Evergreen Investments, Marsico Capital Management, Lehman Brothers/Neuberger Berman American Century Investment Management, AIM Funds, Alliance Bernstein, Federated Funds, Fidelity Funds, ING Clarion and Merrill Lynch.

Please note some of the aforementioned managers and/or subadvisors may not be associated with underlying fund portfolios currently available in this product.

Proceeds from certain of these payments by the underlying fund portfolios, the advisers, the sub-advisers and/or their affiliates may be used for any corporate purpose, including payment of expenses (1) that we and our affiliates incur in promoting, marketing, and administering the contracts, and (2) that we incur, in our role as intermediary, in promoting, marketing, and administering the underlying fund portfolios. We and our affiliates may profit from these payments.

For further details about the compensation payments we make in connection with the sale of the contracts, see “Distributor of the Contracts” in this prospectus.

6.	TAXES

NOTE: We have prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax advisor about your own circumstances. We have included an additional discussion regarding taxes in the SAI.

Annuity Contracts in General

Generally you will not be taxed on your annuity contract until you take the money out, either as a surrender or as an annuity payment. There are different rules as to how you will be taxed depending on how you take the money out and the type of contract - qualified or nonqualified.

Qualified Contracts

Qualified contracts are issued in connection with Individual Retirement Annuities (IRAs), Tax-Sheltered Annuities made available to employees of certain public school systems and tax-exempt organizations (403(b) plans), corporate and self-employed individually sponsored Pension, Profit Sharing and H.R. 10 Plans (401(a) Plans). There is no additional tax deferral benefit derived from placing qualified contracts into a variable annuity. You should consult your legal counsel or tax advisor if you are considering purchasing the contract for use with any qualified contract or other retirement plan.

Surrenders and Annuity Payments. Generally, surrenders and annuity payments from qualified contracts are subject to federal income tax, and in most states, to state income tax. The amount of any distribution attributable to after-tax contributions is not subject to federal income tax.

The Internal Revenue Code (“Code”) also provides that surrenders may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some surrenders will be exempt from the penalty tax. They include any amounts:

•	paid on or after the taxpayer reaches age 59 1/2;

•	paid after the taxpayer dies;

•	paid if the taxpayer becomes totally disabled (as that term is defined in the Internal Revenue Code); or

•	paid in a series of substantially equal payments made at least annually for the life or life expectancy of the annuitant or joint annuitant.

There may be other reasons or circumstances that allow a surrender in your particular situation to be exempt from the 10% penalty. You should consult your legal counsel or tax advisor if you are considering purchasing or requesting surrenders from a qualified contract.

Distribution Restrictions. Code section 403(b)(11) restricts the distribution under section 403(b) plans of: (1) elective contributions made in years beginning after

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December 31, 1988; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, severance from employment, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

Required Distributions. The Code requires that qualified contract distributions generally must begin by the owner's “required beginning date” and must be made in a specified form or minimum annual amount. For 401(a) and 403(b) plans, the required beginning date is the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires. If the plan participant is a “5 percent owner” (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the owner (or plan participant) reaches age 70 1/2. For IRAs (other than Roth IRAs), the required beginning date is the April 1 of the calendar year following the calendar year in which the owner reaches age 70 1/2. Each owner is responsible for requesting distributions under the contract that satisfy applicable tax rules.

Nonqualified Contracts

If you purchase the contract as an individual and not under an individual retirement annuity, 403(b) plan, or pension or profit sharing plan, your contract is referred to as a nonqualified contract.

Annuity Payments. Generally, the annuity payments from a nonqualified contract include both a return of premium and interest or investment gain. Accordingly, only a portion of the annuity payments you receive will be includable in your gross income and subject to federal income tax and state income tax, where applicable. However, when the entire premium has been recovered or returned, the full amount of any additional annuity payments is includable in gross income.

Currently capital gains tax rates are not applicable to annuities.

If, after the contract issue date, annuity payments stop because an annuitant died, any premium that has not been recovered is generally allowable as a deduction for your last taxable year.

Surrenders. In a recent ruling, the Internal Revenue Service (“IRS”)indicated that part of a partial surrender from an immediate annuity on or after the annuity starting date might be excludable from income. In prior rulings, however, the IRS had concluded that the entire amount of such a partial surrender from a non-qualified contract was taxable as ordinary income. Transamerica currently intends to report amounts received under such a partial surrender in accordance with the IRS’s most recent ruling. Given the uncertainty in this area, you should consult a tax advisor regarding the tax consequences to you of a partial surrender. If you fully surrender your contract, the amount that is taxable is the excess of the amount distributed to you over the unrecovered investment in the contract. You should consult a tax advisor before partially or fully surrendering your contract.

The Internal Revenue Code also provides that surrenders may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some surrenders will be exempt from the penalty tax. They include, among others, any amounts:

•	paid on or after the taxpayer reaches age 59 1/2;

•	paid after an owner dies;

•	paid if the taxpayer becomes disabled (as that term is defined in the Internal Revenue Code);

•	paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity; or

•	which come from premium payments made prior to August 14, 1982.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the contract because of the death of an owner or the annuitant. Generally,

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such amounts are includable in the income of the recipient:

•	if distributed in a lump sum, these amounts are taxed in the same manner as a full surrender; or

•	if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

For these purposes, the “investment in the contract” is not affected by the owner’s or annuitant’s death. That is, the “investment in the contract” remains generally the total premium payments, less amounts received, which were not includable in gross income.

Withholding

Distributions from contracts generally are subject to withholding for the owner's federal income tax liability. The withholding rate varies according to the type of distribution and the owner's tax status. The owner will be provided the opportunity to elect not to have tax withheld from distributions.

Taxable “eligible rollover distributions” from 401(a) plans and 403(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or an employee’s spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as minimum distributions required by the Code, hardship distributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, if the owner chooses a “direct rollover” from the plan to another tax-qualified plan or IRA.

Transfers, Assignments or Exchanges of Contracts

A transfer of ownership or assignment of a contract, the designation of an annuitant, payee or beneficiary who is not also the owner or the selection of certain annuity commencement dates, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, or selection, should contact a competent tax advisor with respect to the potential tax effects of such a transaction.

Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations

The discussion above provided general information regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner’s country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax advisor regarding U.S., state, and foreign taxation for any annuity contract purchase.

Possible Tax Law Changes

Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation, regulation, or otherwise. You should consult a tax advisor with respect to legal or regulatory developments and their effect on the contract.

Diversification and Distribution Requirements

The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order for a nonqualified contract to be treated as an annuity contract. The contract must also meet certain distribution requirements at the death of an owner in order to be treated as an annuity contract. These diversification and distribution requirements are discussed in the SAI. We may modify the contract to attempt to maintain favorable tax treatment.

Federal Estate Taxes

While no attempt is being made to discuss the Federal estate tax implications of the Contract, a purchaser

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should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Generation-Skipping Transfer Tax

Under certain circumstances, the Internal Revenue Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Internal Revenue Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

Annuity Purchases by Residents of Puerto Rico

The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain underlying funds to foreign jurisdictions to the extent permitted under federal tax law.

7.	SURRENDERS

You may not surrender any portion of a contract unless either the Certain Only payment option or a Life with Emergency CashSM payment option is selected. No other payment option allows surrenders. The amount you surrender must be at least $2,500. A partial surrender will reduce all future payments. Surrenders may have adverse tax consequences and a surrender charge may apply. If you do not specify which investment choice (s) the surrender should come out of, then it will be taken out pro rata from your existing allocations. You should consult with your tax advisor before requesting a full or partial surrender.

Surrender of Certain Only Payment Option

For Certain Only fixed annuity payments the surrender value is 98% of the present value of the remaining payments (using the original interest rate used to determine the fixed payment). For Certain Only variable annuity payments, the surrender value is the present value of future payments (using the AIR) less any applicable surrender charge. For information concerning the calculation of the present value of future payments, please refer to the SAI.

Surrender of Life with Emergency CashSM Payment Option

If you select a Life with Emergency CashSM payment option, we will provide you with a Life with Emergency CashSM benefit schedule that will allow you to estimate how much is available to surrender (before deducting any applicable surrender charge).

8.	PERFORMANCE

Performance information for the subaccounts may appear in reports and advertising. The performance information is based on adjusted historical investment experience of the subaccounts and the underlying fund portfolios and does not indicate or represent future performance.

Total returns of the subaccounts may be advertised. Total returns are based on the overall dollar or percentage change in value of a hypothetical investment. Total return quotations reflect changes in Portfolio share price, the automatic reinvestment by the separate account of all distributions and the deduction of applicable charges.

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A cumulative total return reflects performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in a subaccount’s returns, you should recognize that they are not the same as actual year-by-year results.

Some subaccounts may also advertise yield. These measures reflect the income generated by an investment in the subaccount over a specified period of time. This income is annualized and shown as a percentage. Yields do not take into account capital gains or losses.

The Dreyfus-VIF Money Market Portfolio subaccount may advertise its current and effective yield. Current yield reflects the income generated by an investment in the subaccount over a seven day period. Effective yield is calculated in a similar manner except that income earned is assumed to be reinvested.

The SAI contains past performance information that you may find useful. It is divided into various parts, depending upon the type of performance information shown. Past performance is no indication of future performance. Future performance will vary and future results will not be the same as the results shown.

9.	DEATH BENEFIT

If any owner dies before the first annuity payment, the premium we receive (plus or minus investment performance) will be paid as a death benefit. More information on how we pay, death benefit proceeds is in the SAI.

If an owner, who may or may not also be an annuitant, dies on or after the annuity starting date, we will pay the remaining portion of the annuity payments due under the contract, if any, in the same manner and frequency (at least as rapidly) as under the method of distribution used before such owner’s death.

Death Benefits under Payment Options 10, 11, 12 and 13 will be paid in a lump sum.

If the deceased owner’s surviving spouse is the sole successor owner, then on such owner’s death such surviving spouse may elect to become the sole owner under the contract and to continue the contract as his or her own.

If a non-natural person is named as an owner, then the primary annuitant, as defined in the Code, shall be treated as an owner solely for the purposes of the distribution at death rules. The entire interest in the contract must be distributed upon the annuitant’s death, if the annuitant dies prior to the first payment date.

If the deceased owner was also the annuitant, then the annuitant’s beneficiary is entitled to the proceeds described above in this section (unless the deceased owner’s surviving spouse is the sole successor owner). If no person is named as the beneficiary, the owner’s estate shall be deemed the beneficiary.

Note carefully. In instances where the owner’s estate is deemed to be the successor owner or beneficiary, it may be necessary to open a probate estate in order to exercise ownership rights to, or receive death proceeds from, the contract. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, unless we have received (at our administrative and service office) written notice of the trust as a successor owner or beneficiary prior to the owner’s death, that trust may not exercise ownership rights to, or receive death proceeds from, the contract.

In all events, non-qualified distributions upon the death of an owner will comply with section 72(s) of the Code.

10.	INITIAL PAYMENT GUARANTEE

Under the Initial Payment Guarantee rider, you receive stabilized payments that are guaranteed to never be less than a percentage of the initial payment.

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You can only elect to purchase the Initial Payment Guarantee at the time you purchase your contract. The guarantee only applies to variable annuity payments. There is an additional charge for this rider.

If you do not elect the Initial Payment Guarantee, then the amounts of the stabilized payments you receive will not be guaranteed.

The Initial Payment Guarantee does not establish or guarantee the performance of any subaccount.

Rider Fee

There is a charge for the Initial Payment Guarantee rider. This fee is reflected in the amount of the annuity payments that you receive if you select the Initial Payment Guarantee. It is deducted in the same manner as the separate account charge and is reflected in the calculation of the annuity unit values.

The Initial Payment Guarantee rider fee is equal to an annual rate of 1.25% of the daily net asset value in the subaccounts.

Other Terms and Conditions.

You cannot add or delete the Initial Payment Guarantee after you purchase your contract.

Termination. The Initial Payment Guarantee is irrevocable.

The Initial Payment Guarantee may vary by contract and may not be available for all contracts.

11.	OTHER INFORMATION

Transamerica Life Insurance Company

Transamerica Life Insurance Company was incorporated under the laws of the State of Iowa on April 19, 1961 as NN Investors Life Insurance Company, Inc. It is engaged in the sale of life and health insurance and annuity contracts. Transamerica is a wholly-owned indirect subsidiary of Transamerica Corporation which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica Corporation is indirectly owned by AEGON N.V. of The Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. Transamerica is licensed in all states except New York, the District of Columbia and Guam.

All obligations arising under the contracts, including the promise to make annuity payments, are general corporate obligations of Transamerica.

The Separate Account

Transamerica established a separate account, called Separate Account VA J, under the laws of the State of Iowa on May 15, 2000. The separate account receives and invests the premium payments that are allocated to it for investment in shares of the underlying fund portfolios.

The separate account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. However, the SEC does not supervise the management, the investment practices, or the policies of the separate account or Transamerica. The obligations to pay the benefits due under the contract are Transamerica’s responsibility.

The assets of the separate account are held in Transamerica’s name on behalf of the separate account and belong to Transamerica. However, those assets that underlie the contracts are not chargeable with liabilities arising out of any other business Transamerica may conduct.

Information about the separate account can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the Commission at 1-800-SEC-0330. In addition, the SEC maintains a web site

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(http://www.sec.gov) that contains other information regarding the separate account.

Voting Rights

To the extent required by law, Transamerica will vote all shares of the underlying funds held in the separate account in accordance with instructions we receive from you and other owners that have voting interests in the portfolios. We will send you and other owners written requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. Accordingly, it is possible for a small number of policy owners (assuming there is a quorum) to determine the outcome of a vote, especially if they have large policy values. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.

Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.

Distributor of the Contracts

Distribution and Principal Underwriting Agreement. Effective May 1, 2007, our affiliate, TCI, replaced our affiliate, AFSG, as principal underwriter for the contracts. We have entered into a principal underwriting agreement with our affiliate, TCI, for the distribution and sale of the contracts. We may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the contracts (e.g., commissions payable to selling firms selling the Contracts, as described below.) TCI markets the contracts through the banking channel and serves as the wholesaler to national brokerage firms, regional and independent broker-dealers and independent financial planners.

Compensation to Broker-Dealers Selling the Contracts. The contracts are offered to the public through broker-dealers (“selling firms”) that are licensed under the federal securities laws; the selling firm and/or its affiliates are also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and with TCI as principal underwriter for the contracts. We pay commissions through TCI to the selling firms for their sales of the contracts.

A limited number of affiliated and unaffiliated broker-dealers may also be paid commissions and overrides to “wholesale” the contracts, that is, to provide sales support and training to sales representatives at the selling firms. We also provide compensation to a limited number of broker-dealers for providing ongoing service in relation to the contracts that have already been purchased.

The selling firms who have selling agreements with us and TCI are paid commissions for the promotion and sale of the contracts according to one or more schedules. The amount and timing of commissions may vary depending on the selling agreement, but the maximum commission is 6% of premiums (additional amounts may be paid as overrides to wholesalers).

To the extent permitted by NASD rules, TCI may pay (or allow other broker-dealers to provide) promotional incentives or payments in the form of cash or non-cash compensation or reimbursement to some, but not all, selling firms. These arrangements are sometimes referred to as “revenue sharing” arrangements and are described further below.

The registered representative who sells you the contract typically receives a portion of the compensation we (and our affiliates) pay to the selling firms, depending on the agreement between the selling firm and its registered representative and the firm’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about the compensation your sales representative, and the selling firm that employs your sales representative, may receive in connection with your purchase of a contract. Also inquire about any revenue sharing arrangements that we and our affiliates may have with the selling

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firm, including the conflicts of interests that such arrangements may create.

Additional Compensation that We and our Affiliates Pay to Selected Selling Firms. We and/or our affiliates provide paid-in capital to TCI and pay the cost of TCI’s operating and other expenses, including costs for facilities, legal and accounting services, and other internal administrative functions. We and/or our affiliates also provide TCI with a percentage of total commissions paid on sales of our contracts and provide TCI with capital payments that are not contingent on sales.

TCI’s registered representatives and supervisors may receive non-cash compensation, such as attendance at conferences, seminars and trips (such as travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items, payments, loans, loan guaranties or loan forgiveness.

Additional Compensation Paid to Selected Selling Firms. TCI, in connection with the sales of the contracts, may pay certain selling firms additional cash amounts for “preferred product” treatment of the contracts in their marketing programs in order to receive enhanced marketing services and increased access to their sales representatives. In exchange for providing TCI with access to their distribution network, such selling firms may receive additional compensation or reimbursement for, among other things, the hiring and training of sales personnel, marketing, sponsoring of conferences, meetings, seminars, and events and/or other services they provide to us and our affiliates. To the extent permitted by applicable law, TCI and other parties may provide the selling firms with occasional gifts, meals, tickets or other non-cash compensation as an incentive to sell the contracts. These special compensation arrangements are not offered to all selling firms, and the terms of such arrangements may differ between selling firms.

Special compensation arrangements are calculated in different ways by different selling firms and may be based on past or anticipated sales of the contracts and other criteria. For instance, in 2006, TCI, in connection with the sales of our contracts, made flat fee payments to several selling firms ranging from $932 to $500,000, and payments of between .06% and .25% on new sales. TCI also paid selling firm’s special fees based on new sales and/or assets under management.

During 2006, we and/or TCI had entered into such “preferred product” arrangements with the following selling firms:

Associated Financial Group

Atlas Securities

Bank of America

Centaurus Financial

Citizens Bank

Compass Bancshares

First Allied

Guaranty Bank

H & R Block

Huntington Investments

Jefferson Pilot

Lincoln Financial Advisers

LPL Financial

M & T Bank

Merrill Lynch

Money Concepts

Mutual of Omaha

Networth Financial Group/AIG

PNC Bank

ProEquities

Questar Capital

Raymond James Financial Group

Robert W. Baird

Signator

Smith Barney/Citigroup

Stifel Nicholas

Suntrust

Transamerica Financial Advisor

UBS Financial Services

US Bancorp Piper Jaffray

Wachovia Securities/Wachovia Bank

During 2006, in conjunction with TCI, we paid or anticipate paying, the following amounts (in addition to

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sales commissions) to the top 10 selling firms (in terms of amounts paid):

Name of Firm	Amount Paid in 2006
Wachovia Securities/Wachovia Bank	$1,222,156
Smith Barney/Citigroup	$873,804
UBS Financial	$798,614
Linsco\Private Ledger (LPL)	$609,312
Merrill Lynch	$584,625
Raymond James Financial Group	$381,425
A.G. Edwards	$189,232
Huntington Investments	$185,407
M & T Bank	$114,850
US Bancorp/Piper Jaffray	$94,522

No specific charge is assessed directly to contract owners or the separate account to cover commissions and other incentives or payments described above. We do intend to recoup commissions and other sales expenses and incentives we pay, however, through fees and charges deducted under the contract and other corporate revenue.

You should be aware that a selling firm or its sales representatives may receive different compensation or incentives for selling one product over another. In some cases, these payments may create an incentive for the selling firm or its sales representatives to recommend or sell this contract to you. You may wish to take such payments into account when considering and evaluating any recommendation relating to the contracts.

IMSA

We are a member of the Insurance Marketplace Standards Association (IMSA). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance, long-term insurance, and annuity products. Through its Principles and Code of Ethical Market Conduct, IMSA encourages its member companies to develop and implement policies and procedures to promote sound market practices. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards. You may find more information about IMSA and its ethical standards at www.imsaethics.org. in the “Consumer” section or by contacting IMSA at: 240-744-3030.

Delay of Payments

Transamerica may delay any payments from the separate account if:

•	the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted; or

•	an emergency exists as defined by the SEC, or the SEC requires that trading be restricted; or

•	the SEC permits a delay for the protection of owners.

In addition, transfers of amounts from and within the subaccounts may be deferred under these circumstances.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” a contract owner’s account. If these laws apply in a particular situation, we would not be allowed to pay any request for withdrawals, surrenders, or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator. We may be required to provide information about you and your contract to government agencies or departments.

Pursuant to the requirements of certain state laws, we reserve the right to defer fixed annuity payments for up to six months.

If a check has been submitted as the premium, we have the right to defer any payments until the check has been honored.

33

Legal Proceedings

There are no legal proceedings to which the separate account is a party or to which the assets of the account are subject. Transamerica, like other life insurance companies, is involved in lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, Transamerica believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the separate account, the ability of TCI to perform under its principal underwriting agreement, or on the ability of Transamerica to meet its obligations under the contract.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Glossary of Terms

The Contract—General Provisions

Certain Federal Income Tax Consequences

Investment Experience

State Regulation of Transamerica

Administration

Records and Reports

Distribution of the Contracts

Voting Rights

Other Products

Custody of Assets

Historical Performance Data

Hypothetical (Adjusted Historical) Performance Data

Legal Matters

Independent Registered Public Accounting Firm

Other Information

Financial Statements

For a free copy of the SAI please call us at (800) 201-8010 or write us at: Transamerica Life Insurance Company, 4333 Edgewood Road N.E., Cedar Rapids, Iowa, 52499-0001.

34

APPENDIX A

CONDENSED FINANCIAL INFORMATION

The equivalent accumulation unit values and the number of variable equivalent accumulation units outstanding for each subaccount from the date of subaccount inception are shown in the following tables.

The mortality and expense risk charge is 1.10%.

(Total Separate Account Annual Expenses: 1.25%)

Subaccount	Equivalent Accumulation Unit Value at Beginning Of Year	Equivalent Accumulation Unit Value at End of Year	Number of Equivalent Accumulation Units at End of Year
Transamerica Equity - Initial Class(1)a
2006	$1.425370	$1.530494	7,415.602
2005	$1.238339	$1.425370	5,309.000
2004	$1.082714	$1.238339	0.000
2003	$0.835397	$1.082714	0.000
2002	$1.087800	$0.835397	1,000.000
2001	$1.000000	$1.087800	1,000.000
Van Kampen Mid-Cap Growth - Initial Class(1)
2006	$0.976306	$1.059811	0.000
2005	$0.919097	$0.976306	0.000
2004	$0.868570	$0.919097	0.000
2003	$0.686216	$0.868570	0.000
2002	$1.037963	$0.686216	1,000.000
2001	$1.000000	$1.037963	1,000.000
AIM V.I. Capital Appreciation Fund - Series II Shares(1)
2006	$1.164521	$1.219862	2,586.056
2005	$1.085884	$1.164521	2,601.000
2004	$1.034016	$1.085884	0.000
2003	$0.810428	$1.034016	0.000
2002	$1.087094	$0.810428	1,000.000
2001	$1.000000	$1.087094	1,000.000
AIM V.I. Core Equity Fund - Series II Shares(1)
2006	$1.202012	$1.382119	0.000
2005	$1.158207	$1.202012	0.000
2004	$1.079124	$1.158207	0.000
2003	$0.880052	$1.079124	0.000
2002	$1.058163	$0.880052	1,000.000
2001	$1.000000	$1.058163	1,000.000
AIM V.I. Government Securities Fund - Series II Shares(1)
2006	$1.077508	$1.099130	14,065.178
2005	$1.075830	$1.077508	14,449.000
2004	$1.065191	$1.075830	0.000
2003	$1.068597	$1.065191	0.000
2002	$0.990344	$1.068597	1,000.000
2001	$1.000000	$0.990344	1,000.000

35

The mortality and expense risk charge is 1.10%.

(Total Separate Account Annual Expenses: 1.25%)

(continued…)

Subaccount	Equivalent Accumulation Unit Value at Beginning Of Year	Equivalent Accumulation Unit Value at End of Year	Number of Equivalent Accumulation Units at End of Year
Columbia Marsico Focused Equities Fund, Variable Series - Class A Shares(1)
2006	$1.394709	$1.491464	0.000
2005	$1.280129	$1.394709	0.000
2004	$1.164100	$1.280129	0.000
2003	$0.885530	$1.164100	0.000
2002	$1.055638	$0.885530	1,000.000
2001	$1.000000	$1.055638	1,000.000
Columbia Marsico Growth Fund, Variable Series - Class A Shares(1)
2006	$1.350689	$1.415344	4,470.641
2005	$1.272744	$1.350689	4,388.000
2004	$1.140080	$1.272744	0.000
2003	$0.883952	$1.140080	0.000
2002	$1.067207	$0.883952	1,000.000
2001	$1.000000	$1.067207	1,000.000
Columbia Marsico 21st Century Fund, Variable Series - Class A Shares (1)
2006	$1.868148	$2.209452	0.000
2005	$1.753184	$1.868148	0.000
2004	$1.450840	$1.753184	0.000
2003	$0.986785	$1.450840	0.000
2002	$1.088375	$0.986785	1,000.000
2001	$1.000000	$1.088375	1,000.000
Columbia High Yield Fund, Variable Series – Class A Shares(1)
2006	$1.521023	$1.671264	6,951.211
2005	$1.507503	$1.521023	7,351.000
2004	$1.370142	$1.507503	0.000
2003	$1.057334	$1.370142	0.000
2002	$1.047664	$1.057334	1,000.000
2001	$1.000000	$1.047664	1,000.000
Columbia Mid Cap Growth Fund, Variable Series - Class A Shares(1)b
2006	$1.086821	$1.263311	2,957.862
2005	$1.046083	$1.086821	3,092.000
2004	$0.928426	$1.046083	3,237.000
2003	$0.737451	$0.928426	0.000
2002	$1.131444	$0.737451	1,000.000
2001	$1.000000	$1.131444	1,000.000
Columbia Marsico International Opportunities Fund, Variable Series – Class B Shares(1)
2006	$1.935015	$2.355010	0.000
2005	$1.639107	$1.935015	0.000
2004	$1.423430	$1.639107	0.000
2003	$1.027599	$1.423430	0.000
2002	$1.122949	$1.027599	1,000.000
2001	$1.000000	$1.122949	1,000.000

36

The mortality and expense risk charge is 1.10%.

(Total Separate Account Annual Expenses: 1.25%)

(continued…)

Subaccount	Equivalent Accumulation Unit Value at Beginning Of Year	Equivalent Accumulation Unit Value at End of Year	Number of Equivalent Accumulation Units at End of Year
Dreyfus Stock Index Fund, Inc - Service Class(1)
2006	$1.144221	$1.301977	0.000
2005	$1.109305	$1.144221	0.000
2004	$1.017853	$1.109305	0.000
2003	$0.804795	$1.017853	0.000
2002	$1.052087	$0.804795	1,000.000
2001	$1.000000	$1.052087	1,000.000
Dreyfus VIF - Money Market Portfolio(1)
2006	$1.008235	$1.041520	0.000
2005	$0.994373	$1.008235	0.000
2004	$0.998810	$0.994373	0.000
2003	$1.004286	$0.998810	0.000
2002	$1.002165	$1.004286	1,000.000
2001	$1.000000	$1.002165	1,000.000
Fidelity - VIP Balanced Portfolio - Service Class 2(1)
2006	$1.181484	$1.301118	9,421.361
2005	$1.133565	$1.181484	9,963.000
2004	$1.091593	$1.133565	0.000
2003	$0.941332	$1.091593	0.000
2002	$1.046596	$0.941332	1,000.000
2001	$1.000000	$1.046596	1,000.000
Fidelity - VIP Contrafund® Portfolio - Service Class 2(1)
2006	$1.537308	$1.691952	6,257.592
2005	$1.334336	$1.537308	6,465.000
2004	$1.173206	$1.334336	2,519.000
2003	$0.926603	$1.173206	0.000
2002	$1.037859	$0.926603	1,000.000
2001	$1.000000	$1.037859	1,000.000
Fidelity - VIP Equity-Income Portfolio - Service Class 2(1)
2006	$1.270866	$1.505367	8,674.602
2005	$1.218815	$1.270866	9,067.000
2004	$1.109460	$1.218815	0.000
2003	$0.863898	$1.109460	0.000
2002	$1.055808	$0.863898	1,000.000
2001	$1.000000	$1.055808	1,000.000

37

The mortality and expense risk charge is 1.10%.

(Total Separate Account Annual Expenses: 1.25%)

(continued…)

Subaccount	Equivalent Accumulation Unit Value at Beginning Of Year	Equivalent Accumulation Unit Value at End of Year	Number of Equivalent Accumulation Units at End of Year
Fidelity - VIP Growth Portfolio - Service Class 2(1)
2006	$1.033223	$1.087577	0.000
2005	$0.991542	$1.033223	0.000
2004	$0.973578	$0.991542	0.000
2003	$0.743724	$0.973578	0.000
2002	$1.080339	$0.743724	1,000.000
2001	$1.000000	$1.080339	1,000.000
Fidelity - VIP Growth & Income Portfolio - Service Class 2(1)
2006	$1.161855	$1.295077	54,689.758
2005	$1.095284	$1.161855	55,630.000
2004	$1.050965	$1.095284	60,024.000
2003	$0.862003	$1.050965	64,539.843
2002	$1.049584	$0.862003	1,000.000
2001	$1.000000	$1.049584	75,540.216
Fidelity - VIP High Income Portfolio - Service Class 2(1)
2006	$1.428898	$1.566895	0.000
2005	$1.414003	$1.428898	0.000
2004	$1.308909	$1.414003	0.000
2003	$1.045524	$1.308909	0.000
2002	$1.024772	$1.045524	1,000.000
2001	$1.000000	$1.024772	1,000.000
Fidelity - VIP Investment Grade Bond Portfolio - Service Class 2(1)
2006	$1.161354	$1.194497	12,367.375
2005	$1.153966	$1.161354	12,524.000
2004	$1.121441	$1.153966	0.000
2003	$1.081980	$1.121441	0.000
2002	$0.995058	$1.081980	1,000.000
2001	$1.000000	$0.995058	1,000.000
Fidelity - VIP Mid Cap Portfolio - Service Class 2(1)
2006	$1.854730	$2.059103	6,203.216
2005	$1.591173	$1.854730	6,558.000
2004	$1.292448	$1.591173	0.000
2003	$0.946531	$1.292448	0.000
2002	$1.065153	$0.946531	1,000.000
2001	$1.000000	$1.065153	1,000.000
MFS Emerging Growth Series - Service Class(1)
2006	$1.097531	$1.166511	0.000
2005	$1.020173	$1.097531	0.000
2004	$0.916401	$1.020173	0.000
2003	$0.714096	$0.916401	0.000
2002	$1.093102	$0.714096	1,000.000
2001	$1.000000	$1.093102	1,000.000

38

The mortality and expense risk charge is 1.10%.

(Total Separate Account Annual Expenses: 1.25%)

(continued…)

Subaccount	Equivalent Accumulation Unit Value at Beginning Of Year	Equivalent Accumulation Unit Value at End of Year	Number of Equivalent Accumulation Units at End of Year
MFS Research Series - Service Class(1)
2006	$1.169240	$1.272633	2,764.381
2005	$1.100504	$1.169240	2,894.000
2004	$0.964205	$1.100504	3,035.000
2003	$0.784980	$0.964205	0.000
2002	$1.055797	$0.784980	1,000.000
2001	$1.000000	$1.055797	1,000.000
MFS Total Return Series - Service Class(1)
2006	$1.229420	$1.355428	20,670.663
2005	$1.213232	$1.229420	21,510.000
2004	$1.106421	$1.213232	2,648.000
2003	$0.965691	$1.106421	0.000
2002	$1.033044	$0.965691	1,000.000
2001	$1.000000	$1.033044	1,000.000
MFS Utilities Series - Service Class
2006	$1.447815	$1.872730	0.000
2005	$1.257489	$1.447815	0.000
2004	$0.980581	$1.257489	0.000
2003	$0.732319	$0.980581	0.000
2002	$0.961697	$0.732319	1,000.000
2001(1)	$1.000000	$0.961697	1,000.000
Oppenheimer Capital Appreciation Fund/VA – Service Shares(1)
2006	$1.088392	$1.157561	2,749.603
2005	$1.050858	$1.088392	2,879.000
2004	$0.998009	$1.050858	3,018.000
2003	$0.773197	$0.998009	0.000
2002	$1.073722	$0.773197	1,000.000
2001	$1.000000	$1.073722	1,000.000
Oppenheimer Global Securities Fund/VA - Service Shares(1)
2006	$1.576741	$1.827739	2,258.376
2005	$1.399610	$1.576741	2,364.000
2004	$1.192103	$1.399610	2,479.000
2003	$0.844869	$1.192103	0.000
2002	$1.101867	$0.844869	1,000.000
2001	$1.000000	$1.101867	1,000.000
Oppenheimer High Income Fund/VA - Service Shares(1)
2006	$1.317586	$1.421424	2,188.542
2005	$1.307795	$1.317586	2,292.000
2004	$1.217837	$1.307795	2,403.000
2003	$0.996053	$1.217837	0.000
2002	$1.036214	$0.996053	1,000.000
2001	$1.000000	$1.036214	1,000.000

39

The mortality and expense risk charge is 1.10%.

(Total Separate Account Annual Expenses: 1.25%)

(continued…)

Subaccount	Equivalent Accumulation Unit Value at Beginning Of Year	Equivalent Accumulation Unit Value at End of Year	Number of Equivalent Accumulation Units at End of Year
Oppenheimer Main Street Fund/VA - Service Shares(1)
2006	$1.166821	$1.322541	2,601.163
2005	$1.117231	$1.166821	2,724.000
2004	$1.036456	$1.117231	2,856.000
2003	$0.829976	$1.036456	0.000
2002	$1.037346	$0.829976	1,000.000
2001	$1.000000	$1.037346	1,000.000
Oppenheimer Strategic Bond Fund/VA - Service Shares(1)
2006	$1.365671	$1.446436	13,451.658
2005	$1.349238	$1.365671	13,686.000
2004	$1.259884	$1.349238	2,328.000
2003	$1.088803	$1.259884	0.000
2002	$1.030047	$1.088803	1,000.000
2001	$1.000000	$1.030047	1,000.000

(1)	Subaccount Inception Date October 15, 2001.

a.	Janus Growth has merged into Transamerica Equity.

b.	Formerly known as Columbia Marsico Mid Cap Growth Fund, Variable Series.

*	For financial reporting purposes, “Equivalent Accumulation Unit Value” and “Equivalent Accumulation Units” are used. The Equivalent Accumulation Unit Values and Equivalent Accumulation Units are not used to calculate annuity payments nor can they be used to establish any other contract value.

The mortality and expense risk charge is 1.10% and the Initial Payment Guarantee Charge is 1.25%.

(Total Separate Account Annual Expenses: 2.50%)

Subaccount	Equivalent Accumulation Unit Value at Beginning of Year	Equivalent Accumulation Unit Value at End of Year	Number of Equivalent Accumulation Units at End of Year
Transamerica Equity - Initial Class(1)a
2006	$1.353574	$1.435731	133,735.978
2005	$1.190446	$1.353574	141,062.000
2004	$1.053725	$1.190446	152,180.000
2003	$0.823051	$1.053725	163,902.038
2002	$1.084989	$0.823051	146,538.708
2001	$1.000000	$1.084989	1,000.000

40

The mortality and expense risk charge is 1.10% and the Initial Payment Guarantee Charge is 1.25%.

(Total Separate Account Annual Expenses: 2.50%)

(continued…)

Subaccount	Equivalent Accumulation Unit Value at Beginning of Year	Equivalent Accumulation Unit Value at End of Year	Number of Equivalent Accumulation Units at End of Year
Van Kampen Mid-Cap Growth - Initial Class(1)
2006	$0.927142	$0.994185	0.000
2005	$0.883556	$0.927142	0.000
2004	$0.845323	$0.883556	14,204.000
2003	$0.676073	$0.845323	15,044.381
2002	$1.035282	$0.676073	1,000.000
2001	$1.000000	$1.035282	1,000.000
AIM V.I. Capital Appreciation Fund - Series II Shares(1)
2006	$1.105857	$1.144313	0.000
2005	$1.043875	$1.105857	0.000
2004	$1.006319	$1.043875	0.000
2003	$0.798449	$1.006319	0.000
2002	$1.084280	$0.798449	1,000.000
2001	$1.000000	$1.084280	1,000.000
AIM V.I. Core Equity Fund - Series II Shares(1)
2006	$1.141491	$1.296568	42,790.007
2005	$1.113431	$1.141491	25,265.000
2004	$1.050242	$1.113431	26,612.000
2003	$0.867068	$1.050242	27,962.008
2002	$1.055429	$0.867068	30,392.239
2001	$1.000000	$1.055429	1,000.000
AIM V.I. Government Securities Fund - Series II Shares(1)
2006	$1.023253	$1.031098	32,285.329
2005	$1.034230	$1.023253	43,165.000
2004	$1.036686	$1.034230	47,127.000
2003	$1.052850	$1.036686	51,395.418
2002	$0.987785	$1.052850	113,315.538
2001	$1.000000	$0.987785	1,000.000
Columbia Marsico Focused Equities Fund, Variable Series – Class A Shares(1)
2006	$1.324495	$1.399154	0.000
2005	$1.230638	$1.324495	0.000
2004	$1.132936	$1.230638	0.000
2003	$0.872449	$1.132936	0.000
2002	$1.052909	$0.872449	1,000.000
2001	$1.000000	$1.052909	1,000.000

41

The mortality and expense risk charge is 1.10% and the Initial Payment Guarantee Charge is 1.25%.

(Total Separate Account Annual Expenses: 2.50%)

(Continued…)

Subaccount	Equivalent Accumulation Unit Value at Beginning of Year	Equivalent Accumulation Unit Value at End of Year	Number of Equivalent Accumulation Units at End of Year
Columbia Marsico Growth Fund, Variable Series – Class A Shares(1)
2006	$1.282698	$1.327749	8,642.299
2005	$1.223545	$1.282698	9,106.000
2004	$1.109573	$1.223545	9,612.000
2003	$0.870902	$1.109573	10,173.111
2002	$1.064452	$0.870902	11,747,722.000
2001	$1.000000	$1.064452	1,000.000
Columbia Marsico 21st Century Fund, Variable Series – Class A Shares(1)
2006	$1.774101	$2.072706	0.000
2005	$1.685429	$1.774101	0.000
2004	$1.412027	$1.685429	0.000
2003	$0.972220	$1.412027	0.000
2002	$1.085565	$0.972220	1,000.000
2001	$1.000000	$1.085565	1,000.000
Columbia High Yield Fund, Variable Series – Class A Shares(1)
2006	$1.444424	$1.567789	8,359.896
2005	$1.449209	$1.444424	8,821.000
2004	$1.333466	$1.449209	9,341.000
2003	$1.041730	$1.333466	9,863.894
2002	$1.044953	$1.041730	11,339.407
2001	$1.000000	$1.044953	1,000.000
Columbia Mid Cap Growth Fund, Variable Series – Class A Shares(1)b
2006	$1.032100	$1.185103	5,507.791
2005	$1.005636	$1.032100	5,788.000
2004	$0.903582	$1.005636	19,778.000
2003	$0.726564	$0.903582	20,924.999
2002	$1.128526	$0.726564	7,818.382
2001	$1.000000	$1.128526	1,000.000
Columbia Marsico International Opportunities Fund, Variable Series(1)
2006	$1.837594	$2.209232	7,727.017
2005	$1.535733	$1.837594	8,122.000
2004	$1.286688	$1.535733	0.000
2003	$0.871786	$1.286688	0.000
2002	$1.064693	$0.871786	1,000.000
2001	$1.000000	$1.064693	1,000.000
Dreyfus Stock Index Fund, Inc. - Service Class(1)
2006	$1.086622	$1.221416	52,154.409
2005	$1.066430	$1.086622	62,969.000
2004	$0.990612	$1.066430	68,395.000
2003	$0.792908	$0.990612	73,966.093
2002	$1.049367	$0.792908	85,506.068
2001	$1.000000	$1.049367	1,000.000

42

The mortality and expense risk charge is 1.10% and the Initial Payment Guarantee Charge is 1.25%.

(Total Separate Account Annual Expenses: 2.50%)

(Continued…)

Subaccount	Equivalent Accumulation Unit Value at Beginning of Year	Equivalent Accumulation Unit Value at End of Year	Number of Equivalent Accumulation Units at End of Year
Dreyfus VIF - Money Market Portfolio(1)
2006	$0.957429	$0.977007	8,182.104
2005	$0.955904	$0.957429	9,105.000
2004	$0.972065	$0.955904	10,072.000
2003	$0.989474	$0.972065	11,081.855
2002	$0.999570	$0.989474	34,270.616
2001	$1.000000	$0.999570	1,000.000
Fidelity - VIP Balanced Portfolio - Service Class 2(1)
2006	$1.121974	$1.220555	15,707.297
2005	$1.089720	$1.121974	16,943.000
2004	$1.062363	$1.089720	18,339.000
2003	$0.927433	$1.062363	19,787.356
2002	$1.043892	$0.927433	1,000.000
2001	$1.000000	$1.043892	1,000.000
Fidelity - VIP Contrafund® Portfolio - Service Class 2(1)
2006	$1.459881	$1.587200	136,500.547
2005	$1.282722	$1.459881	145,096.000
2004	$1.141801	$1.282722	167,247.000
2003	$0.912908	$1.141801	179,386.050
2002	$1.035183	$0.912908	100,891.900
2001	$1.000000	$1.035183	1,000.000
Fidelity - VIP Equity-Income Portfolio - Service Class 2(1)
2006	$1.206890	$1.412213	58,733.948
2005	$1.171695	$1.206890	61,994.000
2004	$1.079774	$1.171695	79,161.000
2003	$0.851145	$1.079774	85,422.350
2002	$1.053080	$0.851145	41,079.720
2001	$1.000000	$1.053080	1,000.000
Fidelity - VIP Growth Portfolio - Service Class 2(1)
2006	$0.981193	$1.020235	7,096.539
2005	$0.953205	$0.981193	8,305.000
2004	$0.947521	$0.953205	11,147.000
2003	$0.732743	$0.947521	9,068.723
2002	$1.077551	$0.732743	11,387.777
2001	$1.000000	$1.077551	12,654.622

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The mortality and expense risk charge is 1.10% and the Initial Payment Guarantee Charge is 1.25%.

(Total Separate Account Annual Expenses: 2.50%)

(Continued…)

Subaccount	Equivalent Accumulation Unit Value at Beginning of Year	Equivalent Accumulation Unit Value at End of Year	Number of Equivalent Accumulation Units at End of Year
Fidelity - VIP Growth & Income Portfolio - Service Class 2(1)
2006	$1.103313	$1.214867	9,962.953
2005	$1.052899	$1.103313	13,059.000
2004	$1.022798	$1.052899	14,058.000
2003	$0.849255	$1.022798	15,128.893
2002	$1.046873	$0.849255	1,000.000
2001	$1.000000	$1.046873	1,000.000
Fidelity - VIP High Income Portfolio - Service Class 2(1)
2006	$1.356923	$1.469872	0.000
2005	$1.359321	$1.356923	0.000
2004	$1.273863	$1.359321	0.000
2003	$1.030090	$1.273863	0.000
2002	$1.022125	$1.030090	1,000.000
2001	$1.000000	$1.022125	1,000.000
Fidelity - VIP Investment Grade Bond Portfolio - Service Class 2(1)
2006	$1.102857	$1.120542	79,202.877
2005	$1.109337	$1.102857	86,073.000
2004	$1.091417	$1.109337	93,596.000
2003	$1.066022	$1.091417	101,415.734
2002	$0.992479	$1.066022	89,245.219
2001	$1.000000	$0.992479	1,000.000
Fidelity - VIP Mid Cap Portfolio - Service Class 2(1)
2006	$1.761391	$1.931693	116,912.212
2005	$1.529697	$1.761391	119,882.000
2004	$1.257883	$1.529697	129,593.000
2003	$0.932569	$1.257883	139,966.095
2002	$1.062399	$0.932569	189,354.561
2001	$1.000000	$1.062399	13,149.000
MFS Emerging Growth Series - Service Class(1)
2006	$1.042232	$1.094262	0.000
2005	$0.980704	$1.042232	0.000
2004	$0.891858	$0.980704	0.000
2003	$0.703535	$0.891858	0.000
2002	$1.090282	$0.703535	1,000.000
2001	$1.000000	$1.090282	1,000.000
MFS Research Series - Service Class(1)
2006	$1.110388	$1.193872	0.000
2005	$1.057965	$1.110388	0.000
2004	$0.938405	$1.057965	12,987.000
2003	$0.773390	$0.938405	13,733.407
2002	$1.053067	$0.773390	1,000.000
2001	$1.000000	$1.053067	1,000.000

44

The mortality and expense risk charge is 1.10% and the Initial Payment Guarantee Charge is 1.25%.

(Total Separate Account Annual Expenses: 2.50%)

(Continued…)

Subaccount	Equivalent Accumulation Unit Value at Beginning of Year	Equivalent Accumulation Unit Value at End of Year	Number of Equivalent Accumulation Units at End of Year
MFS Total Return Series - Service Class(1)
2006	$1.167511	$1.271518	188,733.873
2005	$1.166322	$1.167511	204,848.000
2004	$1.076809	$1.166322	232,133.000
2003	$0.951439	$1.076809	249,106.694
2002	$1.030375	$0.951439	202,007.547
2001	$1.000000	$1.030375	1,000.000
MFS Utilities Series - Service Class(1)
2006	$1.374906	$1.756809	11,338.349
2005	$1.208850	$1.374906	12,119.000
2004	$0.954317	$1.208850	12,892.000
2003	$0.721499	$0.954317	13,698.451
2002	$0.959207	$0.721499	1,000.000
2001	$1.000000	$0.959207	1,000.000
Oppenheimer Capital Appreciation Fund/VA - Service Shares(1)
2006	$1.033581	$1.085907	0.000
2005	$1.010221	$1.033581	0.000
2004	$0.971288	$1.010221	0.000
2003	$0.761778	$0.971288	0.000
2002	$1.070948	$0.761778	1,000.000
2001	$1.000000	$1.070948	1,000.000
Oppenheimer Global Securities Fund/VA - Service Shares(1)
2006	$1.497356	$1.714606	28,026.977
2005	$1.345492	$1.497356	32,563.000
2004	$1.160184	$1.345492	35,279.000
2003	$0.832392	$1.160184	38,088.514
2002	$1.099026	$0.832392	19,769.089
2001	$1.000000	$1.099026	1,000.000
Oppenheimer High Income Fund/VA - Service Shares(1)
2006	$1.251221	$1.333418	0.000
2005	$1.257209	$1.251221	0.000
2004	$1.185231	$1.257209	0.000
2003	$0.981350	$1.185231	0.000
2002	$1.033533	$0.981350	1,000.000
2001	$1.000000	$1.033533	1,000.000
Oppenheimer Main Street Fund/VA - Service Shares(1)
2006	$1.135124	$1.270966	0.000
2005	$1.100253	$1.135124	0.000
2004	$1.033328	$1.100253	11,999.000
2003	$0.837681	$1.033328	12,688.892
2002	$1.034670	$0.837681	1,000.000
2001	$1.000000	$1.034670	1,000.000

45

The mortality and expense risk charge is 1.10% and the Initial Payment Guarantee Charge is 1.25%.

(Total Separate Account Annual Expenses: 2.50%)

(Continued…)

Subaccount	Equivalent Accumulation Unit Value at Beginning of Year	Equivalent Accumulation Unit Value at End of Year	Number of Equivalent Accumulation Units at End of Year
Oppenheimer Strategic Bond Fund/VA - Service Shares(1)
2006	$1.296886	$1.356864	0.000
2005	$1.297071	$1.296886	0.000
2004	$1.226170	$1.297071	9,589.000
2003	$1.072749	$1.226170	10,162.220
2002	$1.027388	$1.072749	1,000.000
2001	$1.000000	$1.027388	1,000.000

(1)	Subaccount Inception Date October 15, 2001.

a.	Janus Growth has merged into Transamerica Equity.

b.	Formerly known as Columbia Marsico Mid Cap Growth Fund, Variable Series.

*	For financial reporting purposes, “Equivalent Accumulation Unit Value” and “Equivalent Accumulation Units” are used. The Equivalent Accumulation Unit Values and Equivalent Accumulation Units are not used to calculate annuity payments nor can they be used to establish any other contract value.

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APPENDIX B

ADDITIONAL FUND INFORMATION

See the attached prospectuses for the underlying fund portfolios for discussions of the underlying fund portfolios’ expenses.

There is no assurance that any of the portfolios will achieve its investment objective.

Transamerica may receive expense reimbursements or other revenues from the funds or their managers. The amount of these reimbursements or revenues, if any, may be based on the amount of assets that Transamerica (or its affiliates) or the separate account invests in the underlying fund portfolios.

The underlying fund portfolios’ prospectuses should be read carefully before any decision is made concerning the allocation of the premium to a particular subaccount.

An investment in the separate account, or in any portfolio, including the Dreyfus VIF-Money Market Portfolio, is not insured or guaranteed by the U.S. government or any government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this portfolio.

The investment objectives and policies of certain portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment advisor or manager. The investment results of the portfolios, however, may differ from the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment advisor or manager.

Addition, Deletion, or Substitution of Investments. We cannot and do not guarantee that any of the subaccounts will always be available to receive premium allocations or transfers. We retain the right, subject to any applicable law, to make certain changes in the separate account and its investments. We reserve the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the funds or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or, if in our judgment, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, substitutions of shares attributable to an owner’s interest in a subaccount will not be made without prior notice to the owner and the prior approval of the SEC. Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuity contracts or from affecting an exchange between series or classes of variable annuity contracts on the basis of requests made by owners.

New subaccounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by us. Each additional subaccount will purchase shares in a underlying fund portfolio or other investment vehicle. We may also eliminate one or more subaccounts if, in our sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, we will notify owners and request a reallocation of the amounts invested in the eliminated subaccount. If no such reallocation is provided by the owner, we will reinvest the amounts

47

invested in the eliminated subaccount in the subaccount that invests in the Money Market Portfolio (or in a similar portfolio of money market instruments) or in another subaccount, if appropriate.

Similarly, Transamerica will close a subaccount to new investment (either transfers or premium payments) if the corresponding portfolio closes to new investments.

In the event of any such substitution or change, we may, by appropriate endorsement, make such changes in the contracts as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the contracts, the separate account may be:

•	operated as a management company under the 1940 Act or any other form permitted by law,

•	deregistered under the 1940 Act in the event such registration is no longer required, or

•	combined with one or more other separate accounts.

To the extent permitted by applicable law, we also may:

•	transfer the assets of the separate account associated with the contracts to another account or accounts,

•	restrict or eliminate any voting rights of owners or other persons who have voting rights as to the separate account,

•	create new separate accounts,

•	add new subaccounts to or remove existing subaccounts from the separate account or combine subaccounts, or

•	add new underlying fund portfolios, or substitute a new fund for an existing fund.

Resolving Material Conflicts. The underlying fund portfolios are available to separate accounts offering variable annuity and variable life products of other participating insurance companies and qualified retirement plans, as well as to the separate account and other separate accounts we establish. Although we do not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interest of the separate account and one or more of the other separate accounts participating in an underlying fund portfolio. A conflict may occur due to a change in law affecting the operations of variable life insurance and variable annuity separate accounts, differences in the voting instructions we receive and instructions received by other companies, or some other reason. In the event of a conflict, it is possible that the separate account might be required to surrender its investment in the underlying funds. In the event of any conflict, we will take any steps necessary to protect owners, annuitants, secondary annuitants and beneficiaries.

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APPENDIX C

ILLUSTRATIONS OF ANNUITY PAYMENT VALUES

The following have been prepared to show how different variables affect your variable annuity payments over time. They incorporate hypothetical rates of return and Transamerica does not guarantee that you will earn these returns for any one year or any sustained period of time. The tables are for illustrative purposes only and do not represent past or future investment returns.

Your variable annuity payment may be more or less than the income shown if the actual returns of the subaccounts differ from those illustrated. Because it is very likely that your investment returns will fluctuate over time, you can expect that the amount of your annuity payment will also fluctuate. The total amount of annuity payments ultimately received will, in addition to the investment performance of the subaccounts, also depend on how long you live and whether you choose the optional Initial Payment Guarantee. The tables assume the optional Initial Payment Guarantee was not selected.

Another factor which determines the amount of your variable annuity payment is the assumed investment return (AIR). Annuity payments will increase from one variable annuity payment calculation date to the next if the performance of the portfolio underlying the subaccounts, net of all charges, is greater than the AIR and will decrease if the performance of the portfolio underlying the subaccounts, net of all charges, is less than the AIR.

The “Hypothetical Illustration” below illustrates differences in monthly variable annuity payments assuming different investment returns. It assumes a single premium of $87,129.11; the entire premium was allocated to variable annuity payments; the AIR is 3.5%; the payment option is Single Life Annuity; a 65 year old male, and separate account charges of 1.25% and average portfolio expenses of 1.06%. This results in the receipt of an initial annuity payment in the amount of $500. The table illustrates gross returns of 0.00%, 6.00%, and 10.00% (net returns after expenses are (2.31%), 3.69% and 7.69%, respectively).

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49

Monthly Payments Assuming Different Gross Portfolio Returns

	Gross Portfolio Returns*
Monthly Payment at the End of Contract Year	0.0%	6.0%	10.0%
Assumed First Monthly Payment	$500	$500	$500
1	$472	$501	$520
2	$445	$502	$541
3	$420	$503	$563
4	$397	$504	$586
5	$375	$505	$610
6	$354	$506	$634
7	$334	$506	$660
8	$315	$507	$687
9	$297	$508	$715
10	$281	$509	$744
11	$265	$510	$774
12	$250	$511	$805
13	$236	$512	$838
14	$223	$513	$871
15	$210	$514	$907
16	$198	$515	$943
17	$187	$516	$982
18	$177	$517	$1,021
19	$167	$518	$1,063
20	$157	$519	$1,106

*	The corresponding net returns are (2.31%), 3.69%, and 7.69%.

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STATEMENT OF ADDITIONAL INFORMATION

IMMEDIATE INCOME BUILDER II

Issued through

SEPARATE ACCOUNT VA J

Offered by

TRANSAMERICA LIFE INSURANCE COMPANY

This Statement of Additional Information expands upon subjects discussed in the current prospectus for the Immediate Income Builder II annuity contract offered by Transamerica Life Insurance Company. You may obtain a copy of the prospectus dated May 1, 2007, by calling 1-800-201-8010, or by writing to the Administrative and Service Office, 4333 Edgewood Road, NE, Cedar Rapids, Iowa 52499-0001. The prospectus sets forth information that a prospective investor should know before investing in a contract. Terms used in the current prospectus for the contract are incorporated in this Statement of Additional Information.

This Statement of Additional Information is not a prospectus and should be read only in conjunction with the prospectus for the contract and for the underlying portfolios.

Dated: May 1, 2007

2

GLOSSARY OF TERMS

Administrative and Service Office – Transamerica Life Insurance Company, 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499-0001.

Annuitant and Secondary Annuitant—The person(s) upon whose life the annuity payments are based. For joint payment options, annuity payments are based upon the lives of both the annuitant and secondary annuitant. Either the annuitant or the secondary annuitant generally must be no older than 80 years of age on the contract issue date.

Annuity Payments—Payments made by us to the payee pursuant to the payment option chosen. Annuity payments may be either variable or a combination of fixed and variable.

Assumed Investment Return or AIR—The annual effective rate shown in the contract specifications section of the contract that is used in the calculation of each variable annuity payment.

Beneficiary(ies)—The person(s) who may receive death proceeds or guaranteed payments under this contract when there is no longer a living annuitant (or last annuitant for joint payment options).

Contract Issue Date—The date the contract becomes effective. This will be stated in the contract. Generally, the date the initial premium is allocated to the separate account.

Contract Year – A contract year begins on the contract issue date and on each contract anniversary thereafter.

Owner(s)—“You,” “your,” and “yours.” The person or entity named in the contract specifications section who may, while any annuitant is living, exercise all rights granted by the contract. The annuitant must be the owner, if the contract is a qualified contract. If there is a secondary annuitant, he or she may also be an owner (except for a qualified contract, where only one owner is permitted). The secondary annuitant is never required to be an owner.

Payee—The person or entity to whom annuity payments are paid.

Payment Date—The date an annuity payment is paid to the payee. The payment amount will be determined no more than seven business days before each payment date. We may require evidence that any annuitant(s) and/or payee is/are alive on the payment date.

Separate Account—Separate Account VA J.

Stabilized Payment—The variable annuity payment you receive. Stabilized payments are determined annually at your contract anniversary and are paid according to the annuity payment frequency you select. You can choose not to stabilize your variable annuity payments in which case each payment fluctuates based on the performance of the selected subaccounts.

Subaccount—The investment choices or divisions of the separate account. Each subaccount invests in a different portfolio of the underlying funds. We may make additional subaccounts available in the future.

Successor Owner—The person named by the owner to whom ownership of the contract passes upon the owner’s death. If the owner is also the annuitant, the annuitant’s beneficiary(ies) is entitled to the death proceeds of the contract. If no person is named, the owner’s estate shall be deemed the successor owner.

Supportable Payment—The amount equal to the sum of the variable annuity unit values times the number of variable annuity units in each of the selected subaccounts. The number of variable annuity units will be adjusted to reflect the year-to-date difference between stabilized and non-stabilized payments.

Valuation Day—Each day the New York Stock Exchange is open for trading.

Valuation Period—The period of time from the close of business on a valuation day (typically 4:00 p.m. Eastern time) to the close of business on the next valuation day.

Variable Annuity Unit—Variable annuity payments are expressed in terms of variable annuity units, the value of which fluctuates in relation to the selected subaccounts. The determination of the variable annuity unit value is made at the end of each valuation day.

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In order to supplement the description in the prospectus, the following provides additional information about Transamerica and the contract which may be of interest to a prospective purchaser.

THE CONTRACT—GENERAL PROVISIONS

Transfers

You may transfer amounts among the various subaccounts, subject to certain limitations. You may also transfer amounts from variable annuity payments to fixed annuity payments at any time. If you do, then the payment option for the fixed annuity payments will be a continuation of the payment option currently applicable to variable annuity payments. Transfers from fixed annuity payments to variable annuity payments are not permitted. We may charge a fee for excessive transfers (we currently do not charge for transfers) or decline to accept excessive transfers.

Delay of Transfers

When you transfer amounts among the subaccounts, we will redeem shares of the appropriate portfolios at their prices as of the end of the current valuation period. Generally any subaccount you transfer to is credited at the same time. However, we may wait to credit the amount to a new subaccount until a subaccount you transfer from becomes liquid. This will happen only if (1) the subaccount you transfer to invests in a portfolio that accrues dividends on a daily basis and requires federal funds before accepting a purchase order, and (2) the subaccount you transfer from is investing in an equity portfolio in an illiquid position due to substantial redemptions or transfers that require it to sell portfolio securities in order to make funds available. The subaccount you transfer from will be liquid when it receives proceeds from sales of portfolio securities, the purchase of new contracts, or otherwise. During any period that we wait to credit a subaccount for this reason, the amount you transfer will be uninvested. After seven days the transfer will be made even if the subaccount you transfer from is not liquid.

Entire Contract

The entire contract between Transamerica and the owner is made up of the contract, and any riders, endorsements, or application. No change in or waiver of any provision of the contract is valid unless the change or waiver is signed by the President or Secretary of Transamerica.

Assignment

The option to assign the contract is only available for non-tax qualified annuities. Only the owner may make an assignment of this contract. You must notify us in writing to assign this contract. No change will apply to any action taken by us before the written notice was received. We are not responsible for the validity or the effect of an assignment.

Beneficiary

The beneficiary is named in the contract specifications section of the contract or in a subsequent endorsement. More than one beneficiary may be named. The rights of any beneficiary will be subject to all the provisions of the contract. You may impose other limitations with our consent.

If any primary or contingent beneficiary dies before the annuitant, that beneficiary's interest in this contract ends with that beneficiary’s death. Only those beneficiaries living at the time of the annuitant's death will be eligible to receive their share of the death benefits. In the event no contingent beneficiaries have been named and all primary beneficiaries have

4

died before the death benefits become payable, the owner(s) will become the beneficiary(ies) unless elected otherwise. If both primary and contingent beneficiaries have been named, payment will be made to the named primary beneficiaries living at the time the death proceeds become payable. If there is more than one beneficiary and you failed to specify their interest, they will share equally. Payment will be made to the named contingent beneficiary(ies) only if all primary beneficiaries have died before the death benefits become payable. If any primary beneficiary is alive at the time the death benefits become payable, but dies before receiving his or her payment, his or her share will be paid to their estate.

Change of Beneficiary

You may change the beneficiary while the annuitant is living, unless an irrevocable beneficiary has been named. Change is made by written notice received at our administrative and service office. The change takes effect on the date the written notice was signed, and the written notice must have been postmarked on or before the date of the annuitant's death. No change will apply to any annuity payment made before the written notice was received. We may require return of the contract for endorsement before making a change.

Incontestability

The contract is incontestable from the contract issue date.

Misstatement of Sex or Age

If the age or sex of any annuitant has been misstated, the annuity payments will be those which the premium paid would have purchased for the correct age and sex. Any underpayment made by us will be paid with the next annuity payment. Any overpayment made by us will be deducted from future annuity payments. Any underpayment or overpayment will include interest at 5% per year, from the date of the incorrect payment to the date of the adjustment.

Modification of Contract

No change in the contract is valid unless made in writing.

Nonparticipating

Your contract is nonparticipating. This means we do not pay dividends on it. Your contract will not share in our profits or surplus earnings.

Owner

You, the owner, are named in the contract specifications section. You may, while any annuitant is living, exercise all rights granted by the contract. These rights are subject to the rights of any assignee or living irrevocable beneficiary. ''Irrevocable'' means that you have given up your right to change the beneficiary named.

Unless we have been notified of a community or marital property interest in the contract, we will rely on our good faith belief that no such interest exists and will assume no responsibility for inquiry.

Proof of Death

Any beneficiary claiming an interest in the contract must provide us in writing (at our administrative and service office)

5

with due proof of death of the payee/annuitant and/or secondary annuitant (if any), plus written instructions from each eligible recipient of death benefit proceeds regarding how to pay the death benefit, and such other information as we require. We will not be responsible for annuity payments made before we receive due proof of death at the administrative and service office.

Proof of Survival

If annuity payments under the contract depend on a person being alive on a given date, proof of survival may be required by us prior to making annuity payments.

Death Before First Payment Date

If any owner, who is an annuitant, dies before the first payment date, the amount of the death proceeds is the premium plus or minus the investment performance of the subaccounts. If any owner, who is not an annuitant, dies before the first payment date, the successor owner may direct the owner’s interest in the contract to be distributed as follows:

•	one cash lump sum to be distributed within five years of the deceased owner's death; or

•	annuitize the value of the annuity payments over the lifetime of the successor owner with payments to begin within one year of the owner’s death; or

•

annuitize the value of the annuity payments over a period that does not exceed the life expectancy of the successor owner, as defined by the Internal Revenue Code of 1986, as amended (Code), with payments to begin within one year of the owner’s death.

If the deceased owner was also an annuitant, the annuitant’s beneficiary is entitled to the benefit described above. If no person is named as the successor owner, the owner's estate shall be deemed the successor owner.

Non-natural successor owners may only choose a lump sum distribution. For qualified contracts, any option chosen must meet the requirements of the Code.

Protection of Proceeds

Unless you so direct by filing written notice with us (at our administrative and service office), no beneficiary may assign payments under the contract before the same are due. To the extent permitted by law, no payments under the contract will be subject to the claims of creditors of any beneficiary.

1035 Exchanges

If your purchase is a section 1035 exchange, you may exchange two or more annuities for this one. In these instances, we will start your contract on the date we receive the first premium installment. Each premium installment will be invested in the investment choices you select when it is received. When we receive the final premium installment, we will purchase annuity units with the entire premium (the final premium installment plus the current value of the previous premium installments).

If you exchange one or more deferred annuities for this one, please contact a tax advisor.

Employee and Agent Purchases

The contract may be acquired by an employee or registered representative of any broker/dealer authorized to sell the

6

contract or their immediate family, or by an officer, director, trustee or bona-fide full-time employee of Transamerica or its affiliated companies or their immediate family. In such a case, Transamerica may credit an amount equal to a percentage of each premium payment to the contract due to lower acquisition costs Transamerica experiences on those purchases. Transamerica may offer certain employer sponsored savings plans, in its discretion, reduced fees and charges including, but not limited to, the surrender charges, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which Transamerica is not presently aware which could result in reduced sales or distribution expenses. Credits to the contract or reductions in these fees and charges will not be unfairly discriminatory against any owner.

Present Value of Future Variable Payments

The present value of future variable payments is calculated by taking (a) the supportable payment on the business day we receive the surrender request (at our administrative and service office), times (b) the number of payments remaining, discounted using a rate equal to the AIR.

Stabilized Payments

The stabilized payments remain level throughout each year and are adjusted on your contract anniversary. Had you not selected stabilized payments (e.g., the Initial Payment Guarantee), each payment throughout the year would fluctuate based on the performance of your selected subaccounts. To reflect the difference in these payments we adjust (both increase and decrease as appropriate) the number of annuity units. The annuity units are adjusted when we calculate the supportable payment. Supportable payments are used in the calculation of surrender values, death benefits and transfers. On your contract anniversary we set the new stabilized payment equal to the current supportable payment. In the case of an increase in the number of variable annuity units, your participation in the future investment performance of the subaccounts will be increased since more variable annuity units are credited to your contract. Conversely, in the case of a reduction of the number of variable annuity units, your participation in the future investment performance will be decreased since fewer variable annuity units are credited to your contract.

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7

The following table demonstrates, on a purely hypothetical basis, the changes in the number of variable annuity units. The changes in the variable annuity unit values reflect the investment performance of the applicable subaccounts as well as the mortality and expense risk fee and administrative charge.

Hypothetical Changes in Annuity Units with Stabilized Payments*

AIR	3.5%
Life & 10 Year Certain
Male aged 65
First Variable Payment	$500

			Annuity Unit Values	Monthly Payment Without Stabilization	Monthly Stabilized Payment	Adjustments in Annuity Units	Cumulative Adjusted Annuity Units
At Issue:	January 1	400.0000	1.250000	$500.00	$500.00	0.0000	400.0000
	February 1	400.0000	1.252005	$500.80	$500.00	0.0041	400.0041
	March 1	400.0000	1.252915	$501.17	$500.00	0.0059	400.0100
	April 1	400.0000	1.245595	$498.24	$500.00	(0.0089)	400.0011
	May 1	400.0000	1.244616	$497.85	$500.00	(0.0108)	399.9903
	June 1	400.0000	1.239469	$495.79	$500.00	(0.0212)	399.9691
	July 1	400.0000	1.244217	$497.69	$500.00	(0.0115)	399.9576
	August 1	400.0000	1.237483	$494.99	$500.00	(0.0249)	399.9327
	September 1	400.0000	1.242382	$496.95	$500.00	(0.0150)	399.9177
	October 1	400.0000	1.242382	$496.95	$500.00	(0.0149)	399.9027
	November 1	400.0000	1.249210	$499.68	$500.00	(0.0016)	399.9012
	December 1	400.0000	1.252106	$500.84	$500.00	0.0040	399.9052
	January 1	399.9052	1.255106	$501.92	$501.92	0.0000	399.9052

*	The total separate account expenses included in the calculations is 2.25% (2.25% is a hypothetical figure). If higher expenses were charged, the numbers would be lower.

Surrender Value. When you have elected stabilized payments, the amount of the surrender value, if any, is calculated using the current supportable payment instead of the stabilized payment. Partial surrenders will reduce the next stabilized payment, and the guaranteed payment, pro rata. For example, if you surrender 50% of the value of your variable annuity payments, the stabilized payment will be reduced by 50%.

Death Benefit. When you have elected stabilized payments, the amount of the death benefit, if any, is calculated using the current supportable payment instead of the stabilized payment.

Transfers. Transfers from variable annuity payments to fixed annuity payments will reduce the next stabilized payment pro rata. For example, if you transfer 25% of the value of your variable annuity payments to fixed annuity payments, the stabilized payment will be reduced by 25%. The reduction will be reflected in your next payment. Transfers from fixed annuity payments to variable annuity payments are not allowed.

Effect of Payment Options with Reduced Payments to the Survivor on Stabilized Payments. If you have selected a Joint and Survivor payment option with reduced payments to the surviving annuitant, the next stabilized payment will be reduced pro rata at the death of the first annuitant. For example, if you selected the Joint and 75% Survivor Life Annuity

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payment option, upon the death of either annuitant the next stabilized payment will be reduced to 75% of their pre-death values.

Certain Only Payment Option. Please note that if you have chosen a Certain Only payment option, your final payment will be the supportable payment (or the guaranteed payment if you selected one of the payment guarantees and the supportable payment is less than the guaranteed payment). This is done to ensure you receive the full investment performance, both positive and negative, of the subaccounts you selected.

Initial Payment Guarantee Rider

Transamerica bears the risk that it must continue to make the guaranteed minimum or stabilized payments, even if the supportable payments would be lower because some variable annuity units have been used to maintain the stabilized payments. In addition, Transamerica bears the risk that it will need to continue to make payments even if all variable annuity units have been used in an attempt to maintain the stabilized payments at the guaranteed payment level (that is, the number of units has been reduced to zero). If all the variable annuity units have been used, all future payments will equal the guaranteed minimum payment, and the amount of your future variable annuity payment will not increase or decrease and will not depend upon the performance of any variable investment choice. To compensate Transamerica for this and other risks, a rider fee will be deducted.

Adjustments to Guaranteed Payment under the Optional Initial Payment Guarantee Rider

Partial Surrenders. Partial surrenders will reduce the guaranteed payment pro rata. For example, if you surrender 50% of the value of your variable annuity payments, the guaranteed payment will be reduced by 50%.

Transfers. Transfers from variable annuity payments to fixed annuity payments will reduce the guaranteed payment pro rata. For example, if you transfer 25% of the value of your variable annuity payments to fixed annuity payments, the guaranteed payment will be reduced by 25%. Transfers from fixed annuity payments to variable annuity payments are not allowed.

Reduced Payments with some Payment Options. If you have selected a Joint and Survivor payment option with reduced payments to the surviving annuitant, the guaranteed payment will be reduced pro rata at the death of the first annuitant. For example, if you selected the Joint and 75% Survivor Life Annuity payment option, upon the death of either annuitant the guaranteed payment will be reduced to 75% of its pre-death value.

CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a contract, based on the Code, Regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to “United States Persons,” and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts, or estates that are subject to United States federal income tax regardless of the source of their income.

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Tax Status of the Contract

Diversification Requirements. Section 817(h) of the Code provides that in order for a non-qualified variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury Regulations. The Regulations issued under Section 817(h) (Treas. Reg. §1.817-5) apply a diversification requirement to each of the subaccounts. The separate account, through its underlying fund portfolios and their portfolios, intends to comply with the diversification requirements of the Regulations. We have entered into agreements with each underlying fund portfolio company that require the portfolios to be operated in compliance with the Regulations.

Owner Control. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although there is little guidance in this area and published guidance does not address certain aspects of the contracts, we believe that the owner of a contract should not be treated as the owner of the underlying assets. We reserve the right to modify the contracts to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the contracts from being treated as the owners of the underlying separate account assets.

Distribution Requirements. The Code requires that nonqualified contracts contain specific provisions for distribution of contract proceeds upon the death of any owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such contracts provide that if any owner dies on or after the annuity commencement date and before the entire interest in the contract has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the annuity commencement date, the entire interest in the contract must generally be distributed within 5 years after such owner’s date of death or be used to provide payments to a designated beneficiary beginning within one year of such owner’s death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if upon such owner’s death prior to the annuity commencement date, such owner’s surviving spouse becomes the sole new owner under the contract, then the contract may be continued with the surviving spouse as the new owner. Under the contract, the beneficiary is the person(s) designated by an owner/annuitant and the surviving joint owner is the beneficiary of an owner who is not the annuitant. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner. The nonqualified contracts contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the contracts satisfy all such Code requirements. The provisions contained in the contracts will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

The following discussion is based on the assumption that the contract qualifies as an annuity contract for federal income tax purposes.

Taxation of Annuities

In General. Code Section 72 governs taxation of annuities in general. We believe that an owner who is an individual will not be taxed on increases in the value of a contract until such amounts are surrendered or distributed. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the contract value, and in the case of a

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qualified contract, any portion of an interest in the plan, generally will be treated as a distribution. The taxable portion of a distribution is taxable as ordinary income.

Non-Natural Persons. Pursuant to Section 72(u) of the Code, a nonqualified contract held by a taxpayer other than a natural person generally will not be treated as an annuity contract under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess, if any, of the contract value over the “investment in the contract”. There are some exceptions to this rule and a prospective purchaser of the contract that is not a natural person should discuss these with a competent tax adviser.

Withholding. The portion of any distribution under a contract that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. For certain qualified contracts, the withholding rate varies according to the type of distribution and the owner’s tax status. For qualified contracts taxable, “eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, Section 403(b) tax-sheltered annuities, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or an employee’s spouse or former spouse as beneficiary or alternate payee) from such a plan, other than specified distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding do not apply, however, if the owner chooses a “direct rollover” from the plan to another tax-qualified plan or IRA. Different withholding requirements may apply in the case of non-United States persons.

Qualified Contracts. The qualified contract is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified commencement and minimum distribution rules, and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the contracts or our contract administration procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions, and other transactions with respect to the contracts comply with applicable law.

For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If a participant in a Section 401(a) plan is a “5 percent owner” (as defined in the Code), or in the case of an IRA (other than a Roth IRA), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the contract that satisfy applicable tax rules.

We do not attempt to provide more than general information about use of the contract with the various types of retirement plans. Purchasers of contracts for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the contract.

Traditional Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a contract must satisfy certain conditions: (i) the owner must be the annuitant; (ii) the contract generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a

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contingent owner or assign the contract as collateral security; (iii) subject to special rules, the total premium payments for any calendar year may not exceed the amount specified in the Code ($4,000 for 2007, $5,000 if age 50 or older), except in the case of a rollover amount or contribution under Section 402(c), 402(e)(6), 403(a)(4), 403(b)(8), 403(b)(10), 408(d)(3) or 457(e)(16) of the Code; (iv) annuity payments or partial surrenders must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the contract value; (vii) the entire interest of the owner is non-forfeitable, and (viii) the premiums must not be fixed. Contracts intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

The Internal Revenue Service has not reviewed the contract for qualification as an IRA and has not addressed in a ruling of general applicability whether the death benefit options and riders available with the contracts comport with IRA qualification requirements.

Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $114,000 for single filers, $166,000 for married filing jointly, and $10,000 for married filing separately. Subject to special rules, the amount per individual that may be contributed to all IRAs (Roth and traditional) is the deductible amount specified in the Code ($4,000 for 2007, $5,000 if age 50 or older). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual, and made after attaining age 59 1/2, to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a penalty tax unless an exception applies. Unlike the traditional IRA, there are no minimum required distributions during the owner’s lifetime; however, required distributions at death are generally the same as for traditional IRAs.

Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The contract includes a death benefit that in some cases may exceed the greater of the premium payments or the contract value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under Section 403(b). Therefore, employers using the contract in connection with such plans should consult their tax adviser. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to

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establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the contracts to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the contract is assigned or transferred to any individual as a means to provide benefit payments. The contract includes a death benefit that in some cases may exceed the greater of the premium payments or the contract value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit sharing plan. Therefore, employers using the contract in connection with such plans should consult their tax adviser.

Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities, and certain affiliates of such entities, and tax exempt organizations. The contracts can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental Section 457 plans, all such investments, however, are owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a non-governmental Section 457 plan are taxable and are subject to federal income tax withholding as wages.

Taxation of the Company

The Company at present is taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as part of the Company and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the contract. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to that account.

INVESTMENT EXPERIENCE

A “net investment factor” is used to determine the value of variable annuity units and to determine the amount of annuity payments as follows:

Annuity Unit Value and Annuity Payment Rates

The amount of variable annuity payments will vary with variable annuity unit values. Variable annuity unit values rise if the net investment performance of the subaccount exceeds the assumed investment return. Conversely, variable annuity unit values fall if the net investment performance of the subaccount is less than the assumed investment return. The value of a variable annuity unit in each subaccount was established at $1.00 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by (c), where:

(a)	is the variable annuity unit value for that subaccount on the immediately preceding business day;

(b)	is the net investment factor for that subaccount for the valuation period; and

(c)	is the daily factor for the valuation period.

The daily factor for the valuation period is a discount factor that reflects the assumed investment return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.

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The net investment factor for the contract used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

(a)	is the net result of:

(1)	the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus

(2)	the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus

(3)	a per share charge or credit for any taxes reserved for, which we determine to have resulted from the investment operations of the subaccount;

(b)	is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period; and

(c)	is an amount representing the separate account charge and any rider fees, if applicable.

The dollar amount of subsequent variable annuity payments will depend upon changes in applicable variable annuity unit values.

Illustrations of Calculation for Annuity Unit Value and Nonstabilized Variable Payments

1. Formula and Illustration for Determining Annuity Unit Value in each Subaccount

Variable annuity unit value = V = A x B x C

Where:	A = variable annuity unit value for the immediately preceding valuation period.
B = net investment factor for the valuation period for which the variable annuity unit value is being calculated.
C = a daily factor to neutralize the assumed investment return built into the annuity tables used.
C = (1/(1 + AIR)) ^ (1/365) = 0.999905754 (3.5% AIR)

2. Formula and Illustration for Determining Amount of First Monthly Variable Annuity Payment

First monthly variable annuity payment = P = (D x E)/$1,000

Where:	D =	the contract value as of the contract issue date.
	E =	the annuity purchase rate per $1,000 based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the contract.

For example if:	D =	$100,000
	E =	7.00

Then, the first monthly variable annuity payment is equal to P	= (D x E)/$1,000
= ($100,000 x 7.00)/$1,000
= $700

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3. Formula and Illustration for Determining the Number of Annuity Units Represented by Each

Monthly Variable Annuity Payment (assuming investment in only one Subaccount)

Number of variable annuity units = U = P/V

Where:	P = the dollar amount of the first monthly variable annuity payment.
V = the variable annuity unit value for the valuation date on which the first monthly payment is due.

For example if:	P = $700
V=20.1973

Then, the variable annuity units is equal to U	= P/V
= $700/20.1973
= 34.6581 units

4. Formula and Illustration for Determining a Future Monthly Variable Annuity Payment

(assuming investment in only one Subaccount)

Monthly variable annuity payment = P = U x V

Where:	U = the variable annuity units
V = the variable annuity unit value for the valuation date on which the future monthly payment is due.

For example if:	U = 34.6581
V = 20.6970 (the variable annuity unit value increased since issue)

Then, the amount of the monthly variable annuity payment = U x V = 34.6581 x 20.6970 = $717.32

If the variable annuity unit value had actually decreased to V = 19.6970, the resulting monthly variable annuity payment would = U x V = 34.6581 x 19.6970 = $682.66

Illustration 4 assumes that no transfers or surrenders are made between determining the number of variable annuity units and determining the future monthly variable annuity payment; therefore, the number of variable annuity units in Illustrations 3 and 4 are the same.

STATE REGULATION OF TRANSAMERICA

We are subject to the laws of Iowa governing insurance companies and to regulation by the Iowa Division of Insurance. An annual statement in a prescribed form is filed with the Division of Insurance each year covering our operation for the preceding year and its financial condition as of the end of such year. Regulation by the Division of Insurance includes periodic examination to determine our contract liabilities and reserves so that the Division may determine the items are correct. Our books and accounts are subject to review by the Division of Insurance at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. In addition, we are subject to regulation under the insurance laws of other jurisdictions in which we may operate.

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ADMINISTRATION

We perform administrative services for the contracts. These services include issuance of the contracts, maintenance of records concerning the contracts, and certain valuation services.

RECORDS AND REPORTS

All records and accounts relating to the separate account will be maintained by us. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, we will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation.

DISTRIBUTION OF THE CONTRACTS

We currently offer the policies on a continuous basis. We anticipate continuing to offer the policies, but reserve the right to discontinue the offering.

TCI serves as principal underwriter for the contracts. TCI’s home office is located at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001. TCI, like us, is an indirect, wholly owned subsidiary of AEGON USA. TCI is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, and each is a member of NASD, Inc. TCI is not a member of the Securities Investor Protection Corporation.

The policies are offered to the public through sales representatives of broker-dealers (“selling firms”) that have entered into selling agreements with us and with TCI. TCI compensates these selling firms for their services. Sales representatives are appointed as our insurance agents.

During fiscal years 2006, 2005, and 2004, before TCI replaced our affiliate AFSG Securities Corporation (“AFSG”) as principle underwriter for the contracts, the amounts paid to AFSG in connection with all policies sold through the separate account were $388, $12,805, and $2,767, respectively. AFSG passed through commissions it received to selling firms for their sales and does not retain any portion of them. We and/or our affiliates provide paid-in capital to TCI (and provided paid-in capital to AFSG) and pay for TCI’s (and paid for AFSG’s) operating and other expenses, including overhead, legal and accounting fees.

We and TCI may pay certain selling firms additional cash amounts for: (1) “preferred product” treatment of the policies in their marketing programs, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the policies; (3) costs associated with sales conferences and educational seminars for their sales representatives; and (4) other sales expenses incurred by them. We and/or TCI may make bonus payments to certain selling firms based on aggregate sales or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.

VOTING RIGHTS

To the extent required by law, Transamerica will vote the underlying fund portfolios’ shares held by the separate account at regular and special shareholder meetings of the underlying fund portfolios in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying fund portfolios hold regular

16

annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result Transamerica determines that it is permitted to vote the underlying fund portfolios shares in its own right, it may elect to do so.

The person receiving annuity payments has the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the contract decrease. The person’s number of votes will be determined by dividing the reserve for the contract allocated to the applicable subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.

The number of votes that the person receiving income payments has the right to instruct will be determined as of the date established by the underlying fund portfolio for determining shareholders eligible to vote at the meeting of the underlying fund portfolio. Transamerica will solicit voting instructions by sending persons entitled to vote written requests for instructions prior to that meeting in accordance with procedures established by the underlying fund portfolio. Portfolio shares as to which no timely instructions are received, and shares held by Transamerica in which you or other persons entitled to vote have no beneficial interest, will be voted in proportion to the voting instructions that are received with respect to all contracts participating in the same subaccount.

Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.

OTHER PRODUCTS

We make other variable annuity contracts available that may also be funded through the separate account. These variable annuity contracts may have different features, such as different investment choices or charges.

CUSTODY OF ASSETS

The assets of each of the subaccounts of the separate account are held by us. The assets of each of the subaccounts of the separate account are segregated and held separate and apart from the assets of the other subaccounts and from our general account assets. We maintain records of all purchases and redemptions of shares of the underlying funds held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by our fidelity bond, presently in the amount of $5,000,000, covering the acts of our officers and employees.

HISTORICAL PERFORMANCE DATA

Money Market Yields

We may from time to time disclose the current annualized yield of the Money Market Subaccount for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a contract that are attributable to the hypothetical account. The charges and deductions include the per

17

unit charges for the hypothetical account for the separate account charge. Current Yield will be calculated according to the following formula:

Current Yield = ((NCS x ES)/UV) x (365/7)

Where:

NCS	=	the net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

ES	=	per unit expenses of the subaccount for the 7-day period.

UV	=	the unit value on the first day of the 7-day period.

Because of the charges and deductions imposed under a contract, the yield for the Money Market Subaccount will be lower than the yield for the Money Market Portfolio. The yield calculations do not reflect the effect of any premium taxes or surrender charges that may be applicable to a particular contract.

We may also disclose the effective yield of the Money Market Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCS-ES)/UV))365/7-1

Where:

NCS	=	the net change in the value of the account (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

ES	=	per unit expenses of the subaccount for the 7-day period.

UV	=	the unit value on the first day of the 7-day period.

The yield on amounts held in the Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Money Market Subaccount actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Portfolio, the types and quality of portfolio securities held by the Money Market Portfolio and its operating expenses.

Other Subaccount Yields

We may from time to time advertise or disclose the current annualized yield of one or more of the subaccounts of the separate account (except the Money Market Subaccount) for 30-day periods. The annualized yield of a subaccount refers to income generated by the subaccount over a specific 30-day period. Because the yield is annualized, the yield generated by a subaccount during the 30-day period is assumed to be generated each 30-day period over a 12-month period. The yield is computed by: (i) dividing the net investment income of the subaccount less subaccount expenses for the period, by (ii) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period, compounding that yield for a 6-month period, and (iv) multiplying that result by 2. Expenses

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attributable to the subaccount include the separate account charge. The 30-day yield is calculated according to the following formula:

Yield = 2 x ((((NI-ES)/(U x UV)) + 1)6-1)

Where:

NI	=	net investment income of the subaccount for the 30-day period attributable to the subaccount’s

ES	=	expenses of the subaccount for the 30-day period.

U	=	the average number of units outstanding.

UV	=	the unit value at the close (highest) of the last day in the 30-day period.

Because of the charges imposed by the separate account, the yield for a subaccount of the separate account will be lower than the yield for its corresponding portfolio. The yield calculations do not reflect the effect of any premium taxes or surrender charges that may be applicable to a particular contract.

The yield on amounts held in the subaccounts of the separate account normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A subaccount's actual yield is affected by the types and quality of its investments and its operating expenses.

Total Returns

We may from time to time also advertise or disclose total returns for one or more of the subaccounts of the separate account for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.

Total returns will be calculated using subaccount unit values which we calculate on each business day based on the performance of the subaccount’s underlying portfolio, and the deduction for the separate account charge. Total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. The total return will then be calculated according to the following formula:

P (1 + T)n = ERV

Where:

T	=	the average annual total return net of subaccount recurring charges.

ERV	=	the ending redeemable value of the hypothetical account at the end of the period.

P	=	a hypothetical initial payment of $1,000.

N	=	the number of years in the period.

Other Performance Data

We may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above.

19

We may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula. The charges reflected in the cumulative total returns include the actual total annual portfolio expenses of the applicable fund and the separate account charge of 1.25%.

CTR = (ERV/P) – 1

Where:

CTR	=	the cumulative total return net of subaccount recurring charges for the period.

ERV	=	the ending redeemable value of the hypothetical investment at the end of the period.

P	=	a hypothetical initial payment of $1,000.

All non-standard performance data will only be advertised if the standard performance data for the same period, as well as for the required period, is also disclosed.

HYPOTHETICAL (ADJUSTED HISTORICAL) PERFORMANCE DATA

From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date the separate account commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of contract charges that were in effect at the inception of the subaccounts.

LEGAL MATTERS

Legal advice relating to certain matters under the federal securities laws has been provided to us by Sutherland Asbill & Brennan LLP, of Washington D.C.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of the Separate Account at December 31, 2006 and for the periods disclosed in the financial statements, and the statutory-basis financial statements and schedules of Transamerica at December 31, 2006 and 2005, and for each of the three years in the period ended December 31, 2006, appearing herein, have been audited by Ernst & Young LLP, 801 Grand Avenue, Suite 3000, Des Moines, Iowa 50309, Independent Registered Public Accounting Firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

20

OTHER INFORMATION

A registration statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933, as amended, with respect to the contracts discussed in this Statement of Additional Information. Not all of the information set forth in the registration statement, amendments and exhibits thereto has been included in the prospectus or this Statement of Additional Information. Statements contained in the prospectus and this Statement of Additional Information concerning the content of the contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

FINANCIAL STATEMENTS

The values of the interest of owners in the separate account will be affected solely by the investment results of the selected subaccount(s). The statutory-basis financial statements and schedules of Transamerica Life Insurance Company, which are included in this Statement of Additional Information, should be considered only as bearing on Transamerica's ability to meet its obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in the separate account.

[THIS SPACE INTENTIONALLY LEFT BLANK]

21

FINANCIAL STATEMENTS AND SCHEDULES – STATUTORY BASIS

Transamerica Life Insurance Company

Years Ended December 31, 2006, 2005, and 2004

Transamerica Life Insurance Company

Financial Statements and Schedules– Statutory Basis

Years Ended December 31, 2006, 2005, and 2004

Report of Independent Registered Public Accounting Firm

The Board of Directors

Transamerica Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Transamerica Life Insurance Company (an indirect wholly owned subsidiary of AEGON N.V.) as of December 31, 2006 and 2005, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2006. Our audit also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7. These financial statements and schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles also are described in Note 1. The effects on the financial statement of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of Transamerica Life Insurance Company at December 31, 2006 and 2005, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2006.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Transamerica Life Insurance Company at December 31, 2006 and 2005, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2006, in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 2 to the financial statements, in 2006 Transamerica Life Insurance Company changed its accounting for investments in certain low income housing tax credit properties. Also, as discussed in Note 2 to the financial statements, in 2005 Transamerica Life Insurance Company changed its accounting for investment in subsidiary, controlled and affiliated entities as well as its accounting for transfers and servicing of financial assets and extinguishments of liabilities.

/s/ Ernst & Young LLP

March 13, 2007

Transamerica Life Insurance Company

Balance Sheets – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

	December 31
	2006	2005
Admitted assets
Cash and invested assets:
Cash, cash equivalents, and short-term investments	$1,214,965	$326,027
Bonds:
Affiliated entities	501,180	496,081
Unaffiliated	32,103,292	35,355,634
Preferred stocks:
Affiliated entities	1,085	1,085
Unaffiliated	1,689,094	337,338
Common stocks:
Affiliated entities (cost: 2006 - $84,843; 2005 - $84,576)	82,202	74,849
Unaffiliated (cost: 2006 - $366,148; 2005 - $234,927)	393,176	267,414
Mortgage loans on real estate	5,760,667	5,770,723
Real estate:
Home office properties	6,237	6,464
Properties held for production of income	2,466	5,235
Properties held for sale	21,508	22,822
Policy loans	130,144	123,221
Receivable for securities	6,651	13,474
Other invested assets	1,543,092	1,116,749

Total cash and invested assets	43,455,759	43,917,116
Premiums deferred and uncollected	20,444	21,154
Due and accrued investment income	853,244	847,091
Reinsurance balances recoverable	2,914	3,995
Federal and foreign income tax recoverable	—	112,500
Net deferred income tax asset	108,342	116,392
Receivable from parent, subsidiaries, and affiliates	503,881	54,261
Other admitted assets	109,938	192,366
Separate account assets	28,875,013	23,662,198

Total admitted assets	$73,929,535	$68,927,073

	December 31
	2006	2005
Liabilities and capital and surplus
Liabilities:
Aggregate reserves for policies and contracts:
Life	$4,040,838	$4,008,767
Annuity	23,038,230	26,901,713
Accident and health	812,961	714,373
Policy and contract claim reserves:
Life	35,143	37,337
Accident and health	39,502	40,207
Liabilities for deposit-type contracts	7,085,285	7,755,652
Other policyholders’ funds	2,646	2,562
Remittances and items not allocated	167,889	104,925
Borrowed money	493,336	8,492
Asset valuation reserve	803,012	663,191
Interest maintenance reserve	159,356	214,962
Commissions and expense allowances payable on reinsurance assumed	—	101
Other liabilities	522,796	423,773
Reinsurance in unauthorized companies	—	17,264
Funds held under coinsurance and other reinsurance treaties	5,950,970	2,293,431
Transfers from separate accounts due or accrued (including $(477,683) and $(457,793) accrued for expense allowances recognized in reserves, net of reinsured allowances)	(482,082)	(443,974)
Federal and foreign income taxes payable (including $50,291 and $– on realized capital gains (losses) at December 31, 2006 and 2005, respectively)	20,923	—
Payable for securities	90,398	104,111
Payable to affiliates	230,656	—
Separate account liabilities	28,874,898	23,662,141

Total liabilities	71,886,757	66,509,028
Capital and surplus:
Common stock, $10 per share par value, 1,000,000 shares authorized, 316,955 issued and outstanding shares	3,170	3,170
Preferred stock, Series A, $10 per share par value, 42,500 shares authorized and issued at December 31, 2006 and 42,500 shares authorized, issued and outstanding at December 31, 2005 (total liquidation value - $58,000); Series B, $10 per share par value, 250,000 shares authorized, 87,755 shares issued and outstanding (total liquidation value - $877,550)	1,302	1,302
Treasury stock, Series A Preferred, $10 per share par value, 42,500 shares	(58,000)	—
Surplus notes	—	575,000
Paid-in surplus	1,437,768	1,437,996
Unassigned surplus	658,538	400,577

Total capital and surplus	2,042,778	2,418,045

Total liabilities and capital and surplus	$73,929,535	$68,927,073

See accompanying notes.

Transamerica Life Insurance Company

Statements of Operations – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2006	2005	2004
Revenues:
Premiums and other considerations, net of reinsurance:
Life	$392,558	$734,878	$1,192,921
Annuity	4,322,254	4,191,484	4,972,942
Accident and health	194,973	178,855	175,387
Net investment income	2,376,911	2,390,054	2,380,749
Amortization of interest maintenance reserve	21,795	39,488	32,901
Commissions and expense allowances on reinsurance ceded	187,363	105,759	46,349
Consideration for reinsurance recapture	—	—	286,705
Income from fees associated with investment management, administration and contract guarantees for separate accounts	369,936	276,684	250,567
Reserve adjustments on reinsurance ceded	1,234,064	(219,021)	(125,668)
Coinsurance reserve recapture	—	—	643,279
Income from administrative service agreement	42,513	—	—
Other income	51,256	62,744	60,264

	9,193,623	7,760,925	9,916,396
Benefits and expenses:
Benefits paid or provided for:
Life	115,217	118,906	107,082
Accident and Health	113,547	102,075	101,758
Surrender benefits	7,291,738	5,415,085	4,804,754
Other benefits	1,487,689	1,380,601	1,253,141
Increase (decrease) in aggregate reserves for policies and contracts:
Life	32,072	45,992	408,100
Annuity	(3,863,633)	(1,974,994)	639,283
Accident and health	98,588	86,538	97,704

	5,275,218	5,174,203	7,411,822
Insurance expenses:
Commissions	435,419	425,434	447,710
General insurance expenses	253,636	242,493	226,776
Insurance taxes, licenses, and fees	41,256	27,899	39,458
Net transfers to separate accounts	2,417,521	1,365,516	1,022,189
Reinsurance reserve recapture	—	813	293,942
Other expenses	415,693	230,388	194,270

	3,563,525	2,292,543	2,224,345

Total benefits and expenses	8,838,743	7,466,746	9,636,167

Gain from operations before dividends to policyholders, federal income tax expense and net realized capital gains (losses) on investments	354,880	294,179	280,229
Dividends to policyholders	557	455	538

Gain from operations before federal income tax expense and net realized capital gains (losses) on investments	354,323	293,724	279,691
Federal income tax expense	136,412	4,302	78,317

Gain from operations before net realized capital gains (losses) on investments	217,911	289,422	201,374
Net realized capital gains (losses) on investments (net of related federal income taxes and amounts transferred to/from interest maintenance reserve)	114,487	9,223	65,791

Net income	$332,398	$298,645	$267,165

See accompanying notes.

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis

(Dollars in Thousands)

	Common Stock	Preferred Stock	Treasury Stock	Surplus Notes	Paid-in Surplus	Unassigned Surplus	Total Capital and Surplus
Balance at January 1, 2004	$2,235	$425	$—	$575,000	$1,361,793	$536,103	$2,475,556
Net income	—	—	—	—	—	267,165	267,165
Change in net unrealized capital gains/losses, net of tax	—	—	—	—	—	52,077	52,077
Nonadmit value of reciprocal ownership	—	—	—	—	(65,170)	(53,209)	(118,379)
Change in other nonadmitted assets	—	—	—	—	—	71,576	71,576
Change in asset valuation reserve	—	—	—	—	—	(220,329)	(220,329)
Repayment of surplus in separate accounts	—	—	—	—	—	560	560
Change in provision for reinsurance in unauthorized companies	—	—	—	—	—	(136)	(136)
Change in net deferred income tax asset	—	—	—	—	—	(35,091)	(35,091)
Issuance of common stock in connection with statutory merger	343	—	—	—	—	(343)	—
Capital contribution	—	—	—	—	490,000	—	490,000
Change in reserves on account of change in valuation basis	—	—	—	—	—	1,423	1,423
Reinsurance transactions	—	—	—	—	—	(14,424)	(14,424)
Dividend to stockholder	—	—	—	—	—	(400,000)	(400,000)
Contributed surplus related to stock appreciation rights plan of indirect parent	—	—	—	—	613	—	613

Balance at December 31, 2004	$2,578	$425	$—	$575,000	$1,787,236	$205,372	$2,570,611

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis

(Dollars in Thousands)

	Common Stock	Preferred Stock	Treasury Stock	Surplus Notes	Paid-in Surplus	Unassigned Surplus	Total Capital and Surplus
Balance at December 31, 2004	$2,578	$425	$—	$575,000	$1,787,236	$205,372	$2,570,611
Net income	—	—	—	—	—	298,645	298,645
Change in net unrealized capital gains/losses, net of tax	—	—	—	—	—	39,668	39,668
Change in other nonadmitted assets	—	—	—	—		(1,718)	(1,718)
Change in asset valuation reserve	—	—	—	—	—	(146,776)	(146,776)
Repayment of surplus in separate accounts	—	—	—	—	—	199	199
Change in provision for reinsurance in unauthorized companies	—	—	—	—	—	(17,011)	(17,011)
Change in net deferred income tax asset	—	—	—	—	—	34,505	34,505
Cumulative effect of change in accounting principle	—	—	—	—	—	(6,668)	(6,668)
Issuance of common stock in connection with statutory merger	592	877	—	—	(1,812)	343	—
Return of capital	—	—	—	—	(348,051)	—	(348,051)
Reinsurance transactions	—	—	—	—	—	(5,982)	(5,982)
Contributed surplus related to stock appreciation rights plan of indirect parent	—	—	—	—	623	—	623

Balance at December 31, 2005	$3,170	$1,302	$—	$575,000	$1,437,996	$400,577	$2,418,045

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis (continued)

(Dollars in Thousands)

	Common Stock	Preferred Stock	Treasury Stock	Surplus Notes	Paid-in Surplus	Unassigned Surplus	Total Capital and Surplus
Balance at December 31, 2005	$3,170	$1,302	$—	$575,000	$1,437,996	$400,577	$2,418,045
Cumulative effect of change in accounting principle	—	—	—	—	—	(1,665)	(1,665)
Net income	—	—	—	—	—	332,398	332,398
Change in net unrealized capital gains/losses, net of tax	—	—	—	—	—	105,010	105,010
Change in net unrealized foreign exchange capital gains/losses, net of tax	—	—	—	—	—	(3,602)	(3,602)
Change in other nonadmitted assets	—	—	—	—	—	(98,040)	(98,041)
Change in asset valuation reserve	—	—	—	—	—	(139,821)	(139,821)
Repayment of surplus in separate accounts	—	—	—	—	—	79	79
Change in provision for reinsurance in unauthorized companies	—	—	—	—	—	17,264	17,264
Change in net deferred income tax asset	—	—	—	—	—	91,021	91,021
Reinsurance transactions	—	—	—	—	—	4,640	4,640
Dividend to stockholders	—	—	—	—	—	(69,803)	(69,803)
Repurchase of Series A preferred stock	—	—	(58,000)	—	—	—	(58,000)
Correction of prior period error	—	—	—	—	—	20,480	20,480
Repayment of surplus notes	—	—	—	(575,000)	—	—	(575,000)
Contributed surplus related to stock appreciation rights plan of indirect parent	—	—	—	—	(228)	—	(228)

Balance at December 31, 2006	$3,170	$1,302	$(58,000)	$—	$1,437,768	$658,538	$2,042,778

See accompanying notes.

Transamerica Life Insurance Company

Statements of Cash Flow – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2006	2005	2004
Operating activities
Premiums collected, net of reinsurance	$4,910,880	$5,105,476	$6,336,849
Net investment income	2,490,060	2,466,077	2,276,092
Miscellaneous income	1,972,319	259,085	1,143,613
Benefit and loss related payments	(10,395,471)	(7,792,780)	(6,599,811)
Net transfers to separate accounts	(2,326,426)	(1,199,281)	(903,618)
Commissions, expenses paid, and aggregate write-ins for deductions	(1,155,948)	(985,993)	(919,570)
Dividends paid to policyholders	(523)	(584)	(618)
Federal and foreign income taxes paid	(53,236)	(175,128)	(104,543)

Net cash (used in) provided by operating activities	(4,558,345)	(2,323,128)	1,228,394
Investing activities
Proceeds from investments sold, matured or repaid:
Bonds	18,812,848	23,151,411	26,928,308
Common stocks	200,499	83,756	324,400
Preferred stocks	398,977	361,028	454,336
Mortgage loans	1,271,404	1,303,236	679,622
Real estate	7,004	15,683	22,678
Other invested assets	346,990	284,913	416,287
Receivable/payable for securities	66,568	17,374	1,145,717
Miscellaneous proceeds	—	11,490	143,374

Total investment proceeds	21,104,290	25,228,891	30,114,722
Cost of investments acquired:
Bonds	(16,845,468)	(20,643,565)	(28,238,630)
Common stock	(361,184)	(106,718)	(410,614)
Preferred stock	(468,081)	(223,919)	(311,727)
Mortgage loans	(1,266,019)	(1,346,022)	(1,116,443)
Real estate	(2,486)	(303)	(34)
Other invested assets	(609,485)	(396,494)	(521,699)
Receivable/payable for securities	—	(1,346,713)	—
Miscellaneous applications	(13,718)	(5,322)	(44,478)

Total cost of investments acquired	(19,566,441)	(24,069,056)	(30,643,625)
Net increase in policy loans	(6,923)	(6,969)	(11,003)

Net cost of investments acquired	(19,573,364)	(24,076,025)	(30,654,628)

Net cash provided by (used in) investing activities	$1,530,926	$1,152,866	$(539,906)

Transamerica Life Insurance Company

Statements of Cash Flow – Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2006	2005	2004
Financing and miscellaneous activities
Other cash provided:
Capital and surplus paid in	$—	$—	$490,000
Borrowed funds received	482,624	8,450	—
Net deposits and withdrawals on deposit-type contract funds and other liabilities without life or disability contingencies	542,778	(360,558)	(499,262)
Funds held under reinsurance treaty with unauthorized reinsurers	3,654,695	973,428	637,252
Other sources	(88,152)	(74,352)	(174,360)

Total cash provided	4,591,945	546,968	453,630

Other cash applied:
Dividends paid to stockholders	(42,588)	—	(400,000)
Repurchase of surplus notes	(575,000)	—	—
Repurchase of preferred stock	(58,000)
Capital distribution	—	(348,051)	—

Total other cash applied	(675,588)	(348,051)	(400,000)

Net cash provided by financing and miscellaneous activities	3,916,357	198,917	53,630

Net increase (decrease) in cash, cash equivalents and short-term investments	888,938	(971,345)	742,118
Cash, cash equivalents and short-term investments:
Beginning of year	326,027	1,297,372	555,254

End of year	$1,214,965	$326,027	$1,297,372

Supplemental disclosure of cash flow information for non-cash transactions:
Dividend paid in non-affiliated stock	$27,215	$—	$—

See accompanying notes.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

December 31, 2006

1. Organization and Summary of Significant Accounting Policies

Organization

Transamerica Life Insurance Company (the Company) is a stock life insurance company and is owned by AEGON USA, Inc. (100% of preferred shares) and Transamerica Occidental Life Insurance Company (100% of common shares). AEGON USA, Inc. (AEGON) and Transamerica Occidental Life Insurance Company (TOLIC) are both indirect wholly-owned subsidiaries of AEGON N.V., a holding company organized under the laws of The Netherlands.

On October 1, 2004, the Company completed a merger with Transamerica Assurance Company (TAC), which was a wholly-owned subsidiary of an affiliate, Transamerica Life Insurance and Annuity Company (TALIAC). The merger was accounted for in accordance with Statement of Statutory Accounting Principles (SSAP) No. 68, Business Combinations and Goodwill, as a statutory merger. As such, financial statements for periods prior to the merger were combined and the recorded assets, liabilities, and surplus of TAC were carried forward to the merged company. As a result of the merger, TALIAC was issued 34,295 shares of the Company's common stock.

On October 1, 2005, the Company completed a merger with TALIAC, which was a wholly-owned subsidiary of an affiliate, TOLIC. The merger was accounted for in accordance with SSAP No. 68 as a statutory merger. Prior to the merger of the Company and TALIAC, TALIAC owned 34,295 shares and AEGON USA, Inc. owned 223,500 shares in common stock of the Company. TOLIC owned 100% (25,000 shares) of the outstanding common shares of TALIAC prior to the merger. As a result of the merger, the 34,295 outstanding shares of the Company previously held by TALIAC were retired and considered authorized but unissued stock of the merged entity. AEGON USA, Inc. exchanged its 223,500 common shares of the Company for 87,755 shares of a newly issued Series B non-voting class of preferred stock of the merged entity, shares equivalent in value to that of the common shares previously held. Also in conjunction with the merger, the TALIAC stock was deemed cancelled by operation of law. In exchange for its agreement to merge TALIAC into the Company, TOLIC received 316,955 shares of the merged entity, which was an equivalent fair value of the TALIAC stock that was deemed cancelled. As such, financial statements for periods prior to the merger were combined and the recorded assets, liabilities, and surplus of TALIAC were carried forward to the merged company. Total capital and surplus of the Company was reduced by the value of the Company’s stock held by TALIAC prior to the merger in the amount of $171,482.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Summarized financial information for the Company, TAC, and TALIAC restated for periods prior to the mergers are as follows:

	Nine Months Ended September 30 2005	Period Ended December 31 2004
	Unaudited
Revenues:
Company	$3,371,185	$5,750,848
TAC	—	152,450
TALIAC	2,857,854	4,013,098
Merger elimination	(51,949)	—

As restated	$6,177,090	$9,916,396

Net income (loss):
Company	$72,538	$140,789
TAC	—	(12,013)
TALIAC	158,430	138,389
Merger elimination	(51,949)	—

As restated	$179,019	$267,165

With respect to TAC, the period ended December 31, 2004, reflects revenues and net loss for the period January 1, 2004 through September 30, 2004 (date of merger with the Company).

Nature of Business

The Company sells individual non-participating whole life, endowment, and term contracts, structured settlements, pension products, as well as a broad line of single fixed and flexible premium annuity products and guaranteed interest contracts and funding agreements. In addition, the Company offers group life, universal life, and individual and specialty health coverages. The Company is licensed in 49 states and the District of Columbia, Guam, Puerto Rico, and the US Virgin Islands. Sales of the Company’s products are primarily through the Company’s agents and financial institutions.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

Investments: Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or fair value based on their National Association of Insurance Commissioners (NAIC) rating; for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income for those designated as available-for-sale. Fair value for statutory purposes is based on the price published by the Securities Valuation Office of the NAIC (SVO), if available, whereas fair value for GAAP is based on quoted market prices.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. Under GAAP, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the fair value. If high credit quality securities are adjusted, the retrospective method is used.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Derivative instruments used in hedging transactions that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value and the changes in the fair value are recorded as unrealized gains and losses. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of capital and surplus rather than to income as required for fair value hedges.

Derivative instruments are also used in replication transactions. In these transactions, the derivative is valued in a manner consistent with the cash investment and replicated asset. For GAAP, the derivative is reported at fair value with changes in fair value reported in income.

Investments in real estate are reported net of related obligations rather than on a gross basis as for GAAP. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses on a statutory basis include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan. That net deferral is reported as the “interest maintenance reserve” (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The “asset valuation reserve” (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

Separate Accounts with Guarantees: Some of the Company’s separate accounts provide policyholders with a guaranteed return. These separate accounts are included in the general account for GAAP due to the nature of the guaranteed return.

Nonadmitted Assets: Certain assets designated as “nonadmitted”, primarily net deferred tax assets, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet to the extent that those assets are not impaired.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Universal Life and Annuity Policies: Revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits expense. Interest on these policies is reflected in other benefits. Under GAAP, for universal life, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values. Under GAAP, for all annuity policies, premiums received, and benefits paid would be recorded directly to the reserve liability.

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance: Any reinsurance balance amounts deemed to be uncollectible have been written off through a charge to operations. A liability for reinsurance balances would be provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Deferred Income Taxes: Deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred income tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred income tax assets, electronic data processing equipment and operating software, and any net positive goodwill, plus 3) the amount of remaining gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities. The remaining deferred income tax assets are nonadmitted. Deferred income taxes do not include amounts for state taxes. Under GAAP, state taxes are included in the computation of deferred income taxes, a deferred income tax asset is recorded for the amount of gross deferred income tax assets expected to be realized in future years, and a valuation allowance is established for deferred income tax assets not realizable.

Surplus Notes: Surplus notes are reported as capital and surplus rather than as liabilities as would be required under GAAP.

Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies.

Statements of Cash Flow: Cash, cash equivalents, and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year of less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

The effects of the foregoing variances from GAAP on the accompanying statutory-basis financial statements have not been determined by the Company, but are presumed to be material.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Other significant accounting practices are as follows:

Investments

Investments in bonds (except those to which the Securities Valuation Office of the NAIC (SVO) has ascribed an NAIC designation of a 6), are reported at cost using the interest method.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments, except for those with an NAIC designation of 6, which are valued at the lower of amortized cost or fair value. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities.

Redeemable preferred stocks that have characteristics of debt securities and are rated as high quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost, or fair value. Nonredeemable preferred stocks are reported at fair value or lower of cost or fair value as determined by the Securities Valuation Office of the NAIC (“SVO”) and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes.

Beginning in 2006, hybrid securities, not classified as debt by the SVO, are reported as preferred stock. Hybrid securities, as defined by the NAIC, are securities designed with characteristics of both debt and equity and provide protection to the issuer’s senior note holders. As a result, $1,231,903 of securities previously classified as bonds by the Company have been reclassified as preferred stock as of December 31, 2006. Although the classification has changed, these hybrid securities continue to meet the definition of a bond, in accordance with SSAP No. 26, Bonds, excluding Loan-backed and Structured Securities and therefore, are reported at amortized cost based upon their NAIC rating. A corresponding reclassification was not made as of December 31, 2005.

Common stocks of unaffiliated companies and mutual funds are carried at fair value as determined by the SVO and the related unrealized capital gains or losses are reported in unassigned surplus along with any adjustment for federal income taxes. Common stocks of affiliated noninsurance companies are carried at the GAAP basis equity in the underlying net assets and the net unrealized capital gains (losses) are reported in unassigned surplus.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

The Company is restricted to trading Primus Guaranty, Ltd., a common stock holding, due to its ownership interest, which would require special securities filings prior to executing any purchase or sale transactions in regard to this security. The carrying amount in Primus, which is carried at fair value, as of December 31, 2006 and 2005 was $64,479 and $72,853, respectively.

Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines that the impairment is other than temporary; the mortgage loan is written down to realizable value and a realized loss is recognized.

Real estate occupied by the Company is reported at cost less allowances for depreciation. Land is reported at cost. Real estate held for the production of income is reported at depreciated cost net of related obligations. Real estate that the Company has the intent to sell is reported at the lower of depreciated cost or fair value, net of related obligations. Depreciation is computed by the straight-line method over the estimated useful lives of the properties.

Policy loans are reported at unpaid principal balances.

The Company has minor ownership interests in joint ventures and limited partnerships. The Company carries these investments based on its interest in the underlying GAAP equity of the investee. The Company recognized impairment write-downs for its investments in joint ventures and limited partnerships in the amount of $2,172, $2,261, and $5,991 during the years ended December 31, 2006, 2005 and 2004, respectively.

As of December 31, 2006, investments in Low Income Housing Tax Credits (LIHTC) Properties are valued at amortized cost. Tax credits are recognized in operations in the tax reporting year in which the tax credit is utilized by the Company. Prior to December 31, 2006, LIHTC investments were carried at audited GAAP equity.

Other “admitted assets” are valued principally at cost.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. Changes in admitted asset carrying amounts of bonds, mortgage loans, common, and nonredeemable preferred stocks are credited or charged directly to unassigned surplus.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or on real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. At December 31, 2006 and 2005, the Company excluded investment income due and accrued of $1,299 and $625, respectively, with respect to such practices.

The carrying amounts of all investments are reviewed on an ongoing basis for credit deterioration. If this review indicates a decline in fair value that is other than temporary, the carrying amount of the investment is reduced to its fair value, and a specific writedown is taken. Such reductions in carrying amount are recognized as realized losses on investments.

The Company enters into municipal reverse repurchase agreements for which it requires a minimum of 95% of the fair value of the securities transferred to be maintained as collateral.

For dollar reverse repurchase agreements, the Company receives cash collateral in an amount at least equal to the market value of the securities transferred by the Company in the transaction as of the transaction date. Cash received as collateral will be invested as needed or used for general corporate purposes of the Company.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Derivative Instruments

Interest rate swaps are the primary derivative financial instruments used in the overall asset/liability management process to modify the interest rate characteristics of the underlying asset or liability. These interest rate swaps generally provide for the exchange of the difference between fixed and floating rate amounts based on an underlying notional amount. Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally amortized cost, in the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

The Company may hold foreign denominated assets or liabilities and cross currency swaps are utilized to convert the asset or liability to a US denominated security. Cross currency swap agreements are contracts to exchange two principal amounts of two currencies at the prevailing exchange rate at inception of the contract. During the life of the swap, the counterparties exchange fixed or floating rate interest payments in the swapped currencies. At maturity, the principal amounts are again swapped at a pre-determined rate of exchange. Each asset or liability is hedged individually and the terms of the swap must meet the terms of the hedged instrument. For cross currency swaps qualifying for hedge accounting, the premium or discount is amortized into income over the life of the contract and the foreign currency translation adjustment is recorded as unrealized gain/loss in unassigned surplus. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment.

The Company issues products providing the customer a return based on the S&P 500 and NASDAQ 1000 indices. The Company uses S&P 500 and NASDAQ 1000 futures and/or options to hedge the liability option risk associated with these products. Futures are marked to market on a daily basis and a cash payment is made or received by the Company. These payments are recognized as realized gains or losses in the financial statements. Options are marked to fair value in the balance sheet and fair value adjustments are recorded in unassigned surplus.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Capped floating rate commercial mortgage loans and interest rate caps that are designated as hedges and meet hedge accounting rules are carried at amortized cost in the financial statements. A gain or loss upon early termination would be reflected in the IMR similar to the underlying instrument.

The Company may sell products with expected benefit payments extending beyond investment assets currently available in the market. Because assets will have to be purchased in the future to fund future liability cash flows, the Company is exposed to the risk of future investments made at lower yields than what is assumed at the time of pricing. Forward-starting interest rate swaps are utilized to lock-in the current forward rate. The accrual of income for forward-starting interest rate swaps begins at the forward date, rather than at the inception date. These forward-starting swaps meet hedge accounting rules and are carried at cost in the financial statements. Gains and losses realized upon termination of the forward-starting swap are deferred and used to adjust the basis of the asset purchased in the hedged forecasted period. The basis adjustment is then amortized into income as a yield adjustment to the asset over its life.

A replication transaction is a derivative transaction, generally a credit default swap, entered into in conjunction with a cash instrument that is used to reproduce the investment characteristics of an otherwise permissible investment. For replication transactions, generally, a premium is received by the Company on a periodic basis and recognized in investment income. In the event the representative issuer defaults on its debt obligation referenced in the contract, a payment equal to the notional of the contract will be made by the Company and recognized as a capital loss. The Company complies with the specific rules established in AVR for replication transactions.

The carrying value of derivative instruments is reflected in either the other invested assets or the other liabilities line within the balance sheet, depending upon the net balance of the derivatives as of the end of the reporting period. As of December 31, 2006 and 2005, derivatives in the amount of $157,037 and $108,923, respectively, were reflected in the other liabilities line within the financial statements.

Aggregate Reserves for Policies and Contracts

Life, annuity and accident, and health benefit reserves are developed by actuarial methods and are determined based on published tables based on statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed cash value, or the amount required by law.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, and 1980 Commissioners’ Standard Ordinary Mortality and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 6.00 percent and are computed principally on the Net Level Premium Valuation and the Commissioners’ Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners’ Reserve Valuation Method.

The Company waives deduction of deferred fractional premiums upon death and refunds portions of premiums beyond the date of death. Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification. The Company returns any portion of the final premium beyond the date of death.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies has also been determined by formula.

Deferred annuity reserves are calculated according to the Commissioners’ Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 2.50 to 11.25 percent and mortality rates, where appropriate, from a variety of tables.

Annuity reserves also include guaranteed investment contracts (GICs) and funding agreements classified as life-type contracts as defined in Statement of Statutory Accounting Principles (SSAP) No. 50, Classifications and Definitions of Insurance or Managed Care Contracts in Force. These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with cash settlement option, on a change in fund basis, according to the Commissioners’ Annuity Reserve Valuation Method.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required mid-terminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the balance sheet date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Reinsurance

Coinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of inforce blocks of business are included in unassigned surplus and are amortized into income over the estimated life of the policies. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively.

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include GICs, funding agreements, and other annuity contracts. Deposits and withdrawals received on these contracts are recorded as a direct increase or decrease to the liability balance, and are not reflected as premiums, benefits, or changes in reserve in the statement of operations.

The Company issues funding agreements with well-defined class-based annuity purchase rates defining either specific or maximum purchase rate guarantees. However, these funding agreements are not issued to or for the benefit of an identifiable individual or group of individuals. These contracts are classified as deposit-type contracts in accordance with SSAP No. 50.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Separate Accounts

Separate accounts held by the Company, primarily for individual policyholders as well as for group pension plans, do not have any minimum guarantees, and the investment risks associated with market value changes are borne by the policyholder. The assets in the accounts, carried at estimated fair value, consist of underlying mutual fund shares, common stocks, long-term bonds, and short-term investments.

Certain other separate accounts held by the Company provide a minimum guaranteed return of 3% of the average investment balance to policyholders. The assets consist of long-term bonds and short-term investments which are carried at amortized cost.

Assets held in trust for purchases of variable universal life and variable annuity contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at market. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the policyholders and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The investment risks associated with market value changes of the separate accounts are borne entirely by the policyholders except in cases where minimum guarantees exist. The Company received variable contract premiums of $4,875,079, $3,593,932, and $3,133,505 in 2006, 2005, and 2004, respectively. In addition, the Company received $369,936, $276,684, and $250,567 in 2006, 2005, and 2004, respectively, related to fees associated with investment management, administration, and contractual guarantees for separate accounts.

Premiums and Annuity Considerations

Revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and revenues are recognized over the premium paying periods of the related policies. Consideration received and benefits paid for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium revenue.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Stock Option and Stock Appreciation Rights Plans

Prior to 2002 and in 2005 and 2006, AEGON N.V. sponsored a stock option plan for eligible employees of the Company. Pursuant to the plan, the option price at the date of grant is equal to the market value of the stock. Under statutory accounting principles, the Company does not record any expense related to this plan. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to unassigned surplus.

The Company’s employees participate in various stock appreciation rights (SAR) plans issued by the Company’s indirect parent. In accordance with SSAP No. 13, Stock Options and Stock Purchase Plans, the expense related to these plans for the Company’s employees has been charged to the Company, with an offsetting amount credited to paid-in surplus. The Company recorded an expense of $(272), $359, and $613 for the years ended December 31, 2006, 2005, and 2004 respectively. In addition, the Company recorded an adjustment to paid-in surplus for the income tax effect related to these plans over and above the amount reflected in the statement of operations in the amount of $44, $264, and $0 for years ended December 31, 2006, 2005, and 2004 respectively.

Reclassifications

Certain reclassifications have been made to the 2005 and 2004 financial statements to conform to the 2006 presentation.

2. Accounting Changes

Effective January 1, 2006, the Company adopted SSAP No. 93, Accounting for Low Income Housing Tax Credit Property Investments. This statement established statutory accounting principles for investments in federal and certain state sponsored Low Income Housing Tax Credit (LIHTC) properties. SSAP No. 93 states that LIHTC investments shall be initially recorded at cost and amortized based on the proportion of tax benefits received in the current year to the total estimated tax benefits to be allocated to the investor. Prior to 2006, the Company’s investments in LIHTC investments were reported in accordance with SSAP No. 48 and SSAP No. 88 and carried at audited GAAP equity. The cumulative effect is the difference between the audited

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

2. Accounting Changes (continued)

GAAP equity amount at December 31, 2005 and the amortized cost assuming the new accounting principles had been applied retroactively for prior periods. As a result of the change, the Company reported a cumulative effect of a change of accounting principle that reduced unassigned surplus by $1,665 at January 1, 2006.

Effective January 1, 2005, the Company adopted SSAP No. 88, Investments in Subsidiary, Controlled, and Affiliated Entities (SCA entities). According to SSAP No. 88, noninsurance subsidiaries are carried at audited GAAP equity. Prior to 2005, the Company’s investments in noninsurance subsidiaries were reported in accordance with SSAP No. 46, Investments in Subsidiary, Controlled, and Affiliated Entities, and carried at statutory equity. The cumulative effect is the difference between the amount of capital and surplus that would have been reported on January 1, 2005 if the new accounting principle had been applied retroactively for prior periods. As a result of the change, the Company reported a cumulative effect of a change of accounting principle that reduced unassigned surplus by $6,668 at January 1, 2005.

Effective January 1, 2005, the Company adopted SSAP No. 91, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. SSAP No. 91 addresses, among other things, the criteria that must be met in order to account for certain asset transfers as sales rather than collateralized borrowings. Transfers impacted by SSAP No. 91 that the Company engages in include securities lending, repurchase and reverse repurchase agreements and dollar reverse repurchase agreements. In accordance with SSAP No. 91, if specific criteria are met, reverse repurchase agreements and dollar reverse repurchase agreements are accounted for as collateralized borrowings, and repurchase agreements are accounted for as collateralized lending. The cumulative effect of the adoption of this SSAP is the difference between the amount of capital and surplus that would have been reported on January 1, 2005 if the new accounting principle had been applied retroactively for prior periods. This change of accounting principle had no impact on unassigned surplus as of January 1, 2005.

During 2006, the Company discovered that the Interest Maintenance Reserve (IMR) incorrectly included interest-related realized gains and losses associated with specific assets supporting a block of business in which the policyholders were being credited the daily return on such investments. As a result, the IMR balance was overstated by $20,480 as of and for the year ended 2005. The current year financials reflect a reduction in the IMR balance with an offset to unassigned surplus to correct this error.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

3. Capital and Surplus

As of December 31, 2005 the Company had 42,500 non-voting Series A shares and 87,755 non-voting Series B shares of preferred stock outstanding that were owned by AEGON. On December 26, 2006, the Company repurchased its Series A preferred shares for $58,000, which is reflected as treasury stock as of December 31, 2006. The par value of each class of preferred stock is $10 per share and the liquidation value of Series A is $1,365 per share and Series B is $10,000 per share. The per share liquidation values shall be adjusted proportionally to reflect any resulting increase or decrease in the number of outstanding shares of preferred stock. Holders of the Series A preferred shares shall be entitled to receive dividends equal to the amount of income generated from a segregated pool of assets, including cash, cash equivalents, mortgages, and debt securities and these dividends are cumulative in nature. Holders of the Series B preferred shares shall be entitled to receive dividends equal to the rate of six percent of the issue price of the Series B preferred Stock. Holders of both series of preferred stock have no right to cause mandatory or optional redemption of the shares. As of December 31, 2006 and 2005, cumulative unpaid dividends relating to the preferred shares were $23,828 and $13,729, respectively.

The Company paid a preferred stock dividend of $42,588 to its Series A and Series B preferred shareholder, AEGON USA, Inc., on December 26, 2006. On October 23, 2006, the Company paid a preferred stock dividend to AEGON USA, Inc. through a transfer of a non-affiliated investment in common stock with a fair value of $27,215. The Company did not pay a common stock dividend to its parent company during 2006 or 2005. During 2004, Transamerica Life Insurance and Annuity Company, which merged into the Company on October 1, 2005, paid $400,000 to its parent company, Transamerica Occidental Life Insurance Company. On September 29, 2005, the Company distributed $338,551 to its parent company of record on that date, AEGON USA, Inc, a return of additional paid-in capital. In addition, the Company distributed $9,500 as a return of additional paid-in capital to its preferred shareholder, AEGON USA, Inc., on September 29, 2005.

As of December 31, 2005, the Company had surplus notes outstanding in the amount of $575,000 with AEGON USA, Inc. These notes were due 20 years from the date of issuance and were subordinate and junior in right of payment to all obligations and liabilities of the Company. In the event of liquidation of the Company, the holders of the issued and outstanding preferred stock were entitled to priority only with respect to accumulated but unpaid dividends before the holder of the surplus notes and full payment of the surplus notes were made before the holders of common stock became entitled to any distribution of the remaining assets of the Company. On December 19, 2006, the Company repaid the surplus notes with approval from the Iowa Insurance Division.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

3. Capital and Surplus (continued)

Additional information related to the surplus notes at December 31, 2006 and 2005, are as follows:

December 31, 2006
Date Issued	Interest Rate	Original Amount of Notes	Balance Out- standing at End of Year	Interest Paid Current Year	Total Interest Paid	Accrued Interest
September 30, 2002	6.0%	$275,000	$—	$15,996	$65,496	$—
December 30, 2002	6.0	300,000	—	17,450	67,000	—

Total		$575,000	$—	$33,446	$132,496	$—

December 31, 2005
Date Issued	Interest Rate	Original Amount of Notes	Balance Out- standing at End of Year	Interest Paid Current Year	Total Interest Paid	Accrued Interest
September 30, 2002	6.0%	$275,000	$275,000	$16,500	$49,500	$4,125
December 30, 2002	6.0	300,000	300,000	18,000	49,550	4,500

Total		$575,000	$575,000	$34,500	$99,050	$8,625

Life/health insurance companies are subject to certain risk-based capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 31, 2006, the Company meets the RBC requirements.

4. Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash, cash equivalents, and short-term investments: The carrying amounts reported in the statutory-basis balance sheet for these instruments approximate their fair values.

Investment securities: Fair values for investment securities are based on unit prices published by the SVO or, in the absence of SVO published unit prices or when amortized cost is used by the SVO as the unit price, quoted market prices by other third party organizations, where available.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

4. Fair Values of Financial Instruments (continued)

For fixed maturity securities (including redeemable preferred stock) not actively traded, fair values are estimated using values obtained from independent pricing services, or, in the case of private placements, are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit, and maturity of the investments. For equity securities that are not actively traded, estimated fair values are based on values of issues of comparable yield and quality.

Mortgage loans on real estate and policy loans: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions, and the risk characteristics of the loans. The fair value of policy loans is assumed to equal their carrying amount.

Interest rate caps and swaps: Estimated fair value of interest rate caps are based upon the quoted market price at the balance sheet date. Estimated fair value of swaps, including interest rate and currency swaps, are based upon the pricing differential for similar swap agreements.

Credit default swaps: Estimated fair value of credit default swaps are based upon the pricing differential for similar swap agreements.

Receivable from or payable to parents, subsidiaries, and affiliates: The fair values for short-term notes receivable from and payable to affiliates are assumed to equal their carrying amount.

Separate accounts: The fair value of separate account assets are based on quoted market prices. The fair value of separate account annuity liabilities approximate the market value of the separate account assets less a provision for the present value of future profits related to the underlying contracts.

Investment contracts: Fair values for the Company’s liabilities under investment-type insurance contracts, which include guaranteed interest contracts and funding agreements, are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Surplus notes and borrowed money: Fair values for surplus notes and borrowed money are estimated using discounted cash flow analyses based on the Company’s current incremental borrowing rate for similar types of borrowing arrangements.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

4. Fair Values of Financial Instruments (continued)

Fair values for the Company’s insurance contracts other than investment-type contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The following sets forth a comparison of the fair values and carrying amounts of the Company’s financial instruments:

	December 31
	2006		2005
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Admitted assets
Cash, cash equivalents, and short-term investments	$1,214,965	$1,214,965	$326,027	$326,027
Unaffiliated bonds	32,103,292	32,462,380	35,355,634	36,054,870
Unaffiliated preferred stocks	1,689,094	1,773,025	337,338	387,135
Unaffiliated common stocks	393,176	393,176	267,414	267,414
Mortgage loans on real estate	5,760,667	5,863,158	5,770,723	5,957,887
Policy loans	130,144	130,144	123,221	123,221
Interest rate caps	10,793	10,793	25,728	25,728
Swaps	(167,913)	348,111	(134,522)	206,623
Receivable from parents, subsidiaries, and affiliates	503,881	503,881	54,261	54,261
Separate account assets	28,875,013	28,875,013	23,662,198	23,662,198
Liabilities
Investment contract liabilities	29,617,295	30,115,504	31,328,893	31,505,905
Borrowed money	493,336	493,336	8,492	8,492
Surplus notes	—	—	575,000	575,000
Separate account annuity liabilities	22,890,368	22,890,368	20,215,086	20,215,643

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments

The carrying amounts and estimated fair values of non-affiliated investments in bonds and preferred stocks were as follows:

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses Less Than 12 Months	Gross Unrealized Losses 12 Months or More	Estimated Fair Value
December 31, 2006
Bonds:
United States Government and agencies	$423,901	$2,140	$876	$5,701	$419,464
State, municipal, and other government	684,807	61,035	1,710	10,418	733,714
Public utilities	2,159,941	85,344	3,766	20,344	2,221,175
Industrial and miscellaneous	18,867,823	549,897	47,310	211,195	19,159,214
Mortgage and other asset-backed securities	9,966,820	46,050	9,222	74,836	9,928,813

	32,103,292	744,466	62,884	322,494	32,462,380
Unaffiliated preferred stocks	1,689,094	94,679	2,098	8,650	1,773,025

	$33,792,386	$839,145	$64,982	$331,144	$34,235,405

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses Less Than 12 Months	Gross Unrealized Losses 12 Months or More	Estimated Fair Value
December 31, 2005
Bonds:
United States Government and agencies	$467,041	$2,503	$1,377	$4,954	$463,213
State, municipal, and other government	729,272	76,529	10,322	8,152	787,326
Public utilities	2,393,792	137,486	13,895	5,964	2,511,419
Industrial and miscellaneous	22,146,828	858,567	181,175	79,549	22,744,672
Mortgage and other asset-backed securities	9,618,701	52,048	62,704	59,805	9,548,240

	35,355,634	1,127,133	269,473	158,424	36,054,870
Unaffiliated preferred stocks	337,338	52,580	1,780	1,003	387,135

	$35,692,972	$1,179,713	$271,253	$159,427	$36,442,005

The Company held bonds and preferred stock at December 31, 2006 and 2005 with a carrying value of $44,139 and $61,497, respectively, and amortized cost of $56,799 and $83,913, respectively, that have an NAIC rating of 6 and which are not considered to be other than temporarily impaired. These securities are carried at the lower of amortized cost or fair value, and any write-down to fair value has been recorded directly to unassigned surplus.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

At December 31, 2006 and 2005, respectively, for securities that have been in a continuous loss position for greater than or equal to twelve months, the Company held 1,502 and 623 securities with a carrying amount of $11,033,069 and $4,015,779 and an unrealized loss of $331,144 and $159,427 with an average price of 97.0 and 95.8 (NAIC market value/amortized cost). Of this portfolio, 94.4% and 92.8% were investment grade with associated unrealized losses of $291,095 and $134,004, respectively.

At December 31, 2006 and 2005, respectively, for securities in an unrealized loss position less than twelve months, the Company held 808 and 1,663 securities with a carrying amount of $5,751,378 and $12,911,044 and an unrealized loss of $64,982 and $271,253 with an average price of 46.7 and 97.8 (NAIC market value/amortized cost). Of this portfolio, 96.8% and 93.7% were investment grade with associated unrealized losses of $52,315 and $232,159, respectively.

The Company closely monitors below investment grade holdings and those investment grade issuers and industry sectors where the Company has concerns. The Company also regularly monitors industry sectors. Securities in unrealized loss positions that are considered other than temporary are written down to fair value. The Company considers relevant facts and circumstances in evaluating whether the impairment is other than temporary including: (1) the probability of the Company collecting all amounts due according to the contractual terms of the security in effect at the date of acquisition; and (2) the Company’s decision to sell a security prior to its maturity at an amount below its carrying amount. Additionally, financial condition, near term prospects of the issuer, nationally recognized credit rating changes, and cash flow trends and underlying levels of collateral, for asset-backed securities only, are monitored. The Company will record a charge to the statement of operations to the extent that these securities are subsequently determined to be other than temporarily impaired.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

The estimated fair value of bonds, common stocks and preferred stocks with gross unrealized losses at December 31, 2006 and 2005 is as follows:

	Losses Less Than 12 Months	Losses 12 Months or More	Total
December 31, 2006
Bonds:
United States Government and agencies	$101,985	$203,936	$305,921
State, municipal and other government	107,264	103,700	210,964
Public utilities	325,631	618,315	943,946
Industrial and miscellaneous	3,082,806	6,373,498	9,456,304
Mortgage and other asset-backed securities	1,890,306	3,081,179	4,971,485

	5,507,992	10,380,628	15,888,620
Unaffiliated preferred stocks	178,404	321,295	499,699
Unaffiliated common stocks	75,770	—	75,770

	$5,762,166	$10,701,923	$16,464,089

	Losses Less Than 12 Months	Losses 12 Months or More	Total
December 31, 2005
Bonds:
United States Government and agencies	$141,244	$170,403	$311,647
State, municipal and other government	60,165	97,138	157,303
Public utilities	143,598	704,324	847,922
Industrial and miscellaneous	1,978,492	7,468,676	9,447,168
Mortgage and other asset-backed securities	1,345,999	4,120,924	5,466,923

	3,669,498	12,561,465	16,230,963
Unaffiliated preferred stocks	20,355	60,503	80,858
Unaffiliated common stocks	1,367	48,206	49,573

	$3,691,220	$12,670,174	$16,361,394

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

The carrying amounts and estimated fair values of bonds at December 31, 2006, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Carrying Amount	Estimated Fair Value
Due in one year or less	$1,586,577	$1,582,428
Due after one year through five years	9,831,426	9,904,018
Due after five years through ten years	6,486,057	6,523,777
Due after ten years	4,232,412	4,523,344

	22,136,472	22,533,567
Mortgage and other asset-backed securities	9,966,820	9,928,813

	$32,103,292	$32,462,380

A detail of net investment income is presented below:

	Year Ended December 31
	2006	2005	2004
Bonds	$1,908,966	$2,054,492	$2,042,322
Preferred stock	89,786	23,293	32,211
Common stock	5,404	3,688	3,057
Mortgage loans	389,683	383,849	349,988
Real estate	4,238	4,871	6,625
Policy loans	8,501	9,277	6,903
Derivatives	(6,687)	(29,658)	(8,508)
Cash, cash equivalents, and short-term investments	24,043	12,461	12,468
Other	68,733	65,023	42,405

Gross investment income	2,492,667	2,527,296	2,487,471
Less investment expenses	(115,756)	(137,242)	(106,722)

Net investment income	$2,376,911	$2,390,054	$2,380,749

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

Proceeds from sales and maturities of bonds and preferred stocks and related gross realized gains and losses were as follows:

	Year Ended December 31
	2006	2005	2004
Proceeds	$20,443,729	$23,512,439	$27,382,644

Gross realized gains	$251,133	$291,791	$377,571
Gross realized losses	(215,545)	(203,370)	(170,327)

Net realized gains	$35,588	$88,421	$207,244

Gross realized losses for the years ended December 31, 2006, 2005, and 2004 include $21,993, $42,184, and $41,722, respectively, which relates to losses recognized on other than temporary declines in market value of debt securities.

At December 31, 2006, investments with an aggregate carrying value of $53,428 were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

Net realized capital gains/losses on investments and change in net unrealized capital gains/losses on investments are summarized below:

	Realized
	Year Ended December 31
	2006	2005	2004
Bonds	$(758)	$97,640	$156,899
Preferred stocks	36,370	(9,219)	50,345
Common stocks	(1,982)	(4,465)	9,300
Mortgage loans on real estate	385	(3,054)	(12,719)
Real estate	515	2,538	6,320
Short-term investments	(5)	(7)	2,113
Derivatives	6,275	(27,493)	(37,464)
Other invested assets	110,648	69,851	40,595

	151,448	125,791	215,389
Tax effect	(50,291)	(53,227)	(50,818)
Transfer to interest maintenance reserve	13,330	(63,341)	(98,780)

Net realized capital gains on investments	$114,487	$9,223	$65,791

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

	Change in Unrealized
	Year Ended December 31
	2006	2005	2004
Bonds	$13,177	$(112,374)	$54,762
Preferred stocks	45,805	1,816	8,029
Common stocks	(5,460)	5,085	14,629
Affiliated entities	7,086	2,619	57,132
Other invested assets	116,799	58,498	(33,808)
Derivative instruments	(59,193)	88,809	(40,228)

Change in net unrealized capital gains/losses	$118,214	$44,453	$60,516

Gross unrealized gains and gross unrealized losses on unaffiliated common stocks are as follows:

	December 31
	2006	2005
Unrealized gains	$34,180	$35,911
Unrealized losses	(7,153)	(3,424)

Net unrealized gains	$27,027	$32,487

During 2006, the Company issued mortgage loans with interest rates ranging from 5.09% to 7.60% for commercial loans and 6.65% to 8.14% for agricultural loans. The maximum percentage of any one mortgage loan to the value of the underlying real estate at origination was 86%. Mortgage loans with a carrying amount of $23 were non-income producing for the previous 180 days. Accrued interest of $4 and $157 related to these mortgage loans was excluded from investment income at December 31, 2006 and 2005, respectively. The Company has a mortgage or deed of trust on the property thereby creating a lien which gives it the right to take possession of the property (among other things) if the borrower fails to perform according to the terms of the loan documents. The Company requires all mortgaged properties to carry fire insurance equal to the value of the underlying property.

At December 31, 2005, the carry amounts of impaired loans with a related allowance for credit losses were $105 with associated allowances of $104. There were no impaired mortgage loans with a related allowance for credit losses as of December 31, 2006. There were also no impaired mortgage loans held without an allowance for credit losses as of December 31, 2006 or 2005. The average recorded investment in impaired loans during 2006 and 2005 was $17 and $4,766, respectively.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

The Company accrues interest income on impaired loans to the extent deemed collectible (delinquent less than 91 days) and the loan continues to perform under its original or restructured contractual terms. Interest income on nonperforming loans generally is recognized on a cash basis. The Company recognized interest income on impaired loans of $110 and $3,077 for years ended December 31, 2005 and 2004, respectively. Interest income in the amount of $126 and $5,672 was recognized on a cash basis for years ended December 31, 2005 and 2004, respectively. There was no interest income on impaired loans recognized nor was there any interest income recognized on a cash basis for the year ended December 31, 2006.

The following table provides a reconciliation of the beginning and ending balances for the allowance for credit losses on mortgage loans:

	Year Ended December 31
	2006	2005	2004
Balance at beginning of period	$104	$8,184	$8,363
Additions, net charged to operations	—	838	13,234
Reduction due to write-downs charged against the allowance	104	7,612	6,300
Recoveries in amounts previously charged off	—	1,306	7,113

Balance at end of period	$—	$104	$8,184

At December 31, 2006 and 2005, the Company had recorded investments in restructured securities of $9,644 and $15,354, respectively. The capital gains taken as a direct result of restructures in 2006 were $4,198. There were no capital gains taken as a direct result of restructures in 2005. The Company often has impaired a security prior to the restructure date. These impairments are not included in the calculation of restructure related losses and are accounted for as a realized loss, reducing the cost basis of the security involved.

At December 31, 2006 and 2005, the Company had no loans for which impairments have been recognized in accordance with SSAP No. 36, Troubled Debt Restructuring. There were no realized losses during the years ended December 31, 2006 and 2005 related to such restructurings. There are no commitments to lend additional funds to debtors owing receivables.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

At December 31, 2006 and 2005, the Company held a mortgage loan loss reserve in the AVR of $172,414 and $143,121, respectively. The mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

Geographic Distribution			Property-Type Distribution
	December 31			December 31
	2006	2005		2006	2005
South Atlantic	22%	23%	Office	35%	36%
Pacific	21	21	Industrial	21	20
Mountain	17	17	Apartment	19	19
Middle Atlantic	15	12	Retail	16	18
E. North Central	10	13	Other	4	4
W. North Central	5	7	Agriculture	4	2
W. South Central	5	3	Medical	1	1
E. South Central	3	2
New England	2	2

For the year ending December 31, 2006, the Company has seven Low Income Housing Tax Credits. The remaining years of unexpired tax credits ranged from one to twelve and none of the properties were subject to regulatory review. The length of time remaining for holding periods ranged from five to eighteen years. The amount of contingent equity commitments expected to be paid during the years 2007 to 2008 is $3,361. There were no impairment losses, write-downs, or reclassifications during the year related to any of these credits.

The Company uses interest rate swaps to reduce market risk in interest rates and to alter interest rate exposures arising from mismatches between assets and liabilities. An interest rate swap is an arrangement whereby two parties (counterparties) enter into an agreement to exchange periodic interest payments. The dollar amount the counterparties pay each other is an agreed-upon period interest rate multiplied by an underlying notional amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. The Company also uses cross currency swaps to reduce market risk in foreign currencies and to alter exchange exposure arising from mismatches between assets and liabilities. A notional currency exchange occurs at the beginning and end of the contract. During the life of the swap, the counterparties exchange fixed or floating interest payments in its swapped currency. All swap transactions are entered into pursuant to master agreements providing for a single net payment to be made by one counterparty at each due date.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

Derivative instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. The Company uses derivatives as hedges, consequently, when the value of the derivative changes, the value of a corresponding hedged asset or liability will move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

The maximum term over which the Company is hedging its exposure to the variability of future cash flows is approximately 29 years for forecasted hedge transactions. For forecasted hedge transactions, the deferred gain (loss) is recognized in income as the purchased asset affects income. If the forecasted transaction no longer qualifies for hedge accounting or if the forecasted transaction is no longer probable, the forward-starting swap will cease to be valued at amortized cost and will be marked to fair value through surplus. For the year ended December 31, 2006, none of the Company’s cash flow hedges has been discontinued, as it was probable that the original forecasted transactions would occur by the end of the originally specified time period documented at inception of the hedging relationship.

For the years ended December 31, 2006 and 2005, the Company has recorded $(27,316) and $(16,971), respectively, for the component of derivative instruments utilized for hedging purposes that did not qualify for hedge accounting. This has been recorded directly to unassigned surplus as an unrealized loss. The Company did not recognize any unrealized gains or losses during 2006 or 2005 that represented the component of derivative instruments gain or loss that was excluded from the assessment of hedge effectiveness.

An interest rate floor provides a receipt of payments in the event interest rates fall below the strike rates in the contract. An interest rate floor is designed to generate cash flows to offset lower cash flows received on assets during low interest rate environments. The Company pays a single premium at the beginning of the contract. These interest rate floors are marked to fair value in the balance sheet and the fair value adjustment is recorded in capital and surplus.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

The Company replicates investment grade corporate bonds by combining a AAA rated security as a cash component with a credit default swap which, in effect, converts the high quality asset to a lower rated investment grade asset. Using the swap market to replicate credit enables the Company to enhance the relative values while having the ability to execute larger transactions in a shortened time frame. At December 31, 2006 and 2005, the Company had replicated assets with a fair value of $170,856 and $257,592, respectively, and credit default swaps with a fair value of $1,128 and $655, respectively. During the years ended December 31, 2006, 2005, and 2004, the Company did not recognize any capital losses related to replication transactions.

The Company is exposed to credit related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect any counterparty to fail to meet their obligations given their high credit rating of ‘A’ or better. The credit exposure of interest rate swaps and currency swaps is represented by the fair value of contracts, aggregated at a counterparty level, with a positive fair value at the reporting date. The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company’s behalf. The posted amount is equal to the difference between the net positive fair value of the contracts and an agreed upon threshold that is based on the credit rating of the counterparty. Inversely, if the net fair value of all contracts with this counterparty is negative, then the Company is required to post assets instead. As of December 31, 2006, the fair value of all contracts, aggregated at a counterparty level, with a positive and negative fair value amounted to $479,107 and $120,120, respectively.

At December 31, 2006 and 2005, the Company’s outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

	Notional Amount
	2006	2005
Derivative securities:
Interest rate and currency swaps:
Receive fixed – pay floating	$6,156,247	$6,049,495
Receive floating – pay fixed	6,860,032	5,177,710
Receive fixed – pay fixed	107,148	—
Receive floating (uncapped) – pay floating (capped)	4,093,896	2,252,501
Interest rate cap agreement	4,521,900	4,503,253
Interest rate floor agreements	59,200	—

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

6. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The Company reinsures portions of risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Premiums earned reflect the following reinsurance assumed and ceded amounts:

	Year Ended December 31
	2006	2005	2004
Direct premiums	$7,282,848	$6,263,720	$6,613,440
Reinsurance assumed – non affiliates	4,025	4,151	4,135
Reinsurance assumed – affiliates	229,506	118,163	606,996
Reinsurance ceded – non affiliates	(99,068)	(143,292)	(154,630)
Reinsurance ceded – affiliates	(2,507,526)	(1,137,525)	(728,691)

Net premiums earned	$4,909,785	$5,105,217	$6,341,250

The Company received reinsurance recoveries in the amount of $266,434, $207,157, and $246,616, during 2006, 2005, and 2004, respectively. At December 31, 2006 and 2005, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $12,977 and $13,626, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2006 and 2005 of $8,260,587 and $2,954,515, respectively.

The net amount of the reduction in surplus at December 31, 2006 if all reinsurance agreements were cancelled is $15,022.

At December 31, 2006 and 2005, amounts recoverable from unaffiliated unauthorized reinsurers of $1,034 and $1,497, respectively, and reserve credits for reinsurance ceded of $25,221 and $28,971, respectively were associated with a single reinsurer and its affiliates. The Company holds collateral under these reinsurance agreements in the form of trust agreements totaling $27,616 and $32,063 at December 31, 2006 and 2005, respectively, that can be drawn on for amounts that remain unpaid for more than 120 days.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

6. Reinsurance (continued)

During 2001, the Company entered into a reinsurance transaction with an unaffiliated company to cede certain annuity benefits on an inforce group of contracts. The gain from this transaction of $13,674 was credited directly to unassigned surplus. During 2006, 2005, and 2004, $1,403, $1,437, and $1,480, respectively, of the initial gain were amortized into earnings, with a corresponding charge to unassigned surplus.

During 2001, the Company entered into a reinsurance transaction with Transamerica International Re (Bermuda) Ltd. (TIRE), an affiliate of the Company. Under the terms of this transaction, the Company ceded certain traditional life insurance contracts. The net of tax impact from the cession of inforce business was $33,042, which was credited directly to unassigned surplus. During 2006, 2005, and 2004, the Company has amortized $3,304 per year into earnings with a corresponding charge to unassigned surplus. The Company has a liability for funds held under reinsurance of $585,938 and $625,459 at December 31, 2006 and December 31, 2005, respectively.

During 2003, the Company entered into a reinsurance transaction with Transamerica International Re (Bermuda) Ltd, an affiliate. Under the terms of this transaction, the Company ceded the obligations and benefits related to certain life insurance contracts. The difference between the consideration paid of $2,608 and the reserve credit taken of $6,188 was credited directly to unassigned surplus on a net of tax basis. Subsequent to the initial gain, the Company has amortized $247, $256, and $266 into earnings during 2006, 2005, and 2004, respectively, with a corresponding charge to unassigned surplus. The Company holds collateral in the form of letters of credit of $2,000.

During 2003, the Company entered into an indemnity reinsurance agreement in which the Company agreed to cede the obligations and benefits related to certain fixed annuity contracts on a coinsurance and modified coinsurance basis. The Company received a ceding commission of $13,386 at the inception of the contract. In addition, the Company released the IMR liability of $12,906 related to the assets backing the ceded contracts because the future investment experience to be transferred to the assuming company will be without adjustment of the IMR that existed at the date of the initial transaction. During 2006, 2005, and 2004, the Company has amortized $2,632, $985, and $6,979, respectively, of the initial gain into earnings with a corresponding charge to unassigned surplus.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

6. Reinsurance (continued)

During 2004, the Company entered into a reinsurance transaction to cede the new production of certain fixed annuity contracts to Transamerica International Re (Ireland) Ltd, an affiliate of the Company, on a funds withheld basis. The Company ceded premiums of $803,793, $861,776, and $677,733 during 2006, 2005, and 2004, respectively, and has taken a reserve credit of $2,111,108 and $1,419,368 at December 31, 2006 and 2005, respectively. The Company has a liability for funds held under reinsurance of $2,058,100 and $1,364,943 at December 31, 2006 and December 31, 2005, respectively. The consummation of this treaty caused no initial gain or loss.

On July 1, 2004, the Company recaptured business it had previously ceded to TOLIC. The Company received $286,705 as consideration for this recapture, which has been included in the Company’s statement of operations. The change in reserves of $293,942 related to the recapture has been reported in the statement of operations.

On October 1, 2004, the Company recaptured business it had previously ceded under a reinsurance treaty with First AUSA Life Insurance Company, an affiliate. The Company received $643,279 as consideration for this recapture, which has been included in the Company’s statement of operations. The change in reserves of $643,279 related to the recapture has been reported in the statement of operations as an increase in reserves.

During 2006, the Company entered into a reinsurance agreement with Transamerica Ireland Reinsurance, an affiliate, to retrocede an inforce block of universal life business. The initial commission expense allowance received of $148,162 less ceded reserves of $169,062 resulted in an initial transaction gain of $20,900 pre-tax ($13,585 net of tax). The net of tax gain was reclassified to unassigned surplus. During 2006, the Company amortized $1,359 into earnings with a corresponding charge to unassigned surplus.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

7. Income Taxes

The main components of net deferred income taxes are as follows:

	December 31
	2006	2005
Deferred income tax assets:
Guaranty funds	$6,350	$6,156
Non-admitted assets	6,959	2,813
807(f) assets	6,042	8,195
Partnerships	33,185	—
Tax basis deferred acquisition costs	242,335	212,840
Reserves	103,702	100,065
Unrealized capital losses	44,330	65,081
Derivatives	36,455	60,941
Deferred intercompany losses	11,042	1,918
Other	7,690	6,798

Total deferred income tax assets	498,090	464,807
Nonadmitted deferred tax assets	251,610	169,345

Admitted deferred tax assets	246,480	295,462
Deferred income tax liabilities:
Unrealized capital gains	112,838	140,564
807(f) liability	6,742	4,182
Accrued dividends	3,561	4,447
Deferred intercompany gains	13,724	11,524
Partnerships	—	17,745
Other	1,273	608

Total deferred income tax liabilities	138,138	179,070

Net admitted deferred tax asset	$108,342	$116,392

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

7. Income Taxes (continued)

The change in net deferred income tax assets and deferred income tax assets are as follows:

	December 31
	2006	2005	Change
Total deferred tax assets	$498,090	$464,807	$33,283
Total deferred tax liabilities	138,138	179,070	40,932

Net deferred tax asset	$359,952	$285,737	74,215

Tax effect of unrealized gains (losses)			16,806

Change in net deferred income tax			$91,021

	December 31
	2005	2004	Change
Total deferred tax assets	$464,807	$410,825	$53,982
Total deferred tax liabilities	179,070	154,808	(24,262)

Net deferred tax asset	$285,737	$256,017	29,720

Tax effect of unrealized gains (losses)			4,785

Change in net deferred income tax			$34,505

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to gain from operations before federal income tax expense and net realized capital gains (losses) on investments for the following reasons:

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

7. Income Taxes (continued)

	Year Ended December 31
	2006	2005	2004
Income tax computed at federal statutory rate (35%)	$124,013	$102,803	$97,892
Deferred acquisition costs – tax basis	28,780	3,237	14,810
Depreciation	—	—	53
Dividends received deduction	(22,343)	(22,887)	(8,511)
IMR amortization	(7,628)	(13,821)	(11,515)
Investment income items	(7,952)	(9,159)	(4,233)
Low income housing credits	(4,830)	(5,138)	(5,215)
Limited partnerships book/tax difference	(3,754)	(2,477)	13,641
Prior year over (under) accrual	48,942	(22,832)	2,409
Tax contingencies	4,242	930	4,845
Prior year receivable	(20,067)	(18,578)	(18,578)
Reinsurance transactions	1,624	(2,094)	(5,049)
Tax credits	(4,285)	(716)	(218)
Tax reserve adjustment	(285)	(3,549)	242
Other	(45)	(1,417)	(2,256)

Federal income tax expense	136,412	4,302	78,317
Change in net deferred income taxes	(91,021)	(34,505)	35,091

Total income taxes	$45,391	$(30,203)	$113,408

Effective October 1, 2005, the Company joined in a consolidated income tax return filing with TOLIC. Prior to that date, the Company filed a consolidated tax return with its indirect parent company, AEGON US Holding Corporation. Under the terms of a tax sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined on the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies’ alternative minimum taxable income. In addition, any operating loss or capital loss carryforwards are calculated for the life and nonlife subgroups on a consolidated basis. At December 31, 2005, the consolidated returns had no loss carryforwards. A tax return has not yet been filed for 2006.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

7. Income Taxes (continued)

The Company’s federal income tax returns have been examined by the Internal Revenue Service and the statute is closed through 2000. The examination fieldwork for 2001 through 2004 has been completed and resulted in tax return adjustments that are currently being appealed. The Company believes that there are adequate defenses against or sufficient provisions established related to any open or contested tax provisions.

Income taxes incurred during 2006, 2005, and 2004 for the consolidated group in which the Company is included that will be available for recoupment in the event of future net losses is $317,053, $161,759, and $124,669, respectively.

Prior to 1984, as provided for under the Life insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the “policyholders’ surplus account” (PSA). No federal income taxes have been provided for in the financial statements on income deferred in the PSA. Distributions from the PSA were made during 2006 and 2005 in the amounts of $20,258 and $20,387, respectively, which reduced the balance in the PSA to zero. Due to United States tax legislation enacted in October 2004, distributions to shareholders during 2005 and 2006 are deemed to come first out of the PSA and are not taxed. There was no reduction to net earnings due to this distribution.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

8. Policy and Contract Attributes

A portion of the Company’s policy reserves and other policyholders’ funds (including separate account liabilities) relate to liabilities established on a variety of the Company’s annuity and deposit-type products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, is summarized as follows:

	December 31
	2006		2005
	Amount	Percent of Total	Amount	Percent of Total
Subject to discretionary withdrawal with market value adjustment	$3,073,540	5%	$4,137,425	7%
Subject to discretionary withdrawal at book value less surrender charge of 5% or more	6,661,713	11	5,194,249	9
Subject to discretionary withdrawal at fair value	22,471,785	38	19,641,958	34

Total with adjustment or at market value	32,207,038	54	28,973,632	50
Subject to discretionary withdrawal at book value (minimal or no charges or adjustments)	13,065,825	22	16,625,467	29
Not subject to discretionary withdrawal	14,206,871	24	12,093,715	21

Total annuity reserves and deposit fund liabilities - before reinsurance	59,479,734	100%	57,692,814	100%

Less reinsurance ceded	6,254,160		2,590,225

Net annuity reserves and deposit fund liabilities	$53,225,574		$55,102,589

Included in the liability for deposit-type contracts at December 31, 2006 and 2005 are $2,215,320 and $3,449,986, respectively, of funding agreements issued by an affiliate to special purpose entities in conjunction with non-recourse medium-term note programs. Under these programs, the proceeds from each note series issuance are used to purchase a funding agreement from an affiliated Company which secures that particular series of notes. The funding agreement is reinsured to the Company. In general, the payment terms of the note series match the payment terms of the funding agreement that secures that series. Claims for principal and interest for these funding agreements are afforded equal priority as other policyholders. At December 31, 2006, the contractual maturities were: 2007 - $1,375,474; 2008 - $0; 2009 - $370,500; 2010 - $55,339, 2011 – $125,345; thereafter - $288,662.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

8. Policy and Contract Attributes (continued)

The Company’s liability for deposit-type contracts includes GIC’s and funding agreements assumed from Monumental Life Insurance Company, an affiliate. The liabilities assumed are $5,805,498 and $4,218,445 at December 31, 2006 and 2005, respectively.

Separate and variable accounts held by the Company relate to individual variable life insurance policies. The benefits provided on the policies are determined by the performance and/or market value of the investments held in the separate account. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. The assets of these are carried at market value. The life insurance policies typically provide a guaranteed minimum death benefit. Information regarding the separate accounts of the Company as of and for the years ended December 31, 2006 and 2005 is as follows:

	Nonindexed Guaranteed Less than or equal to 4%	Nonindexed Guaranteed More than 4%	Nonguaranteed Separate Account	Total
Premiums, deposits, and other considerations for the year ended December 31, 2006	$7,471	$—	$4,874,131	$4,881,602

Reserves for separate accounts with assets at:
Fair value	$—	$—	$27,230,773	$27,230,773
Amortized cost	493,802	—	—	493,802

Total at December 31, 2006	$493,802	$—	$27,230,773	$27,724,575

Reserves for separate accounts by withdrawal characteristics at December 31, 2006:
Subject to discretionary withdrawal:
With market value adjustment	$37,244	$—	$—	$37,244
At book value without market value adjustment and with current surrender charge of 5% or more	—	—	—	—
At fair value	—	—	27,230,773	27,230,773
At book value without market value adjustment and with current surrender charge of less than 5%	456,558	—	—	456,558
Not subject to discretionary withdrawal	—	—	—	—

Total separate account liabilities at December 31, 2006	$493,802	$—	$27,230,773	$27,724,575

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

8. Policy and Contract Attributes (continued)

	Nonindexed Guaranteed Less than or equal to 4%	Nonindexed Guaranteed More than 4%	Nonguaranteed Separate Account	Total
Premiums, deposits, and other considerations for the year ended December 31, 2005	$7,756	$—	$3,592,608	$3,600,364

Reserves for separate accounts with assets at:
Fair value	$—	$—	$22,429,774	$22,429,774
Amortized cost	472,193	136,956	—	609,149

Total at December 31, 2005	$472,193	$136,956	$22,429,774	$23,038,923

Reserves for separate accounts by withdrawal characteristics at December 31, 2005:
Subject to discretionary withdrawal:
With market value adjustment	$—	$136,956	$—	$136,956
At book value without market value adjustment and with current surrender charge of 5% or more	—	—	—	—
At fair value	—	—	22,429,774	22,429,774
At book value without market value adjustment and with current surrender charge of less than 5%	436,447	—	—	436,447
Not subject to discretionary withdrawal	35,746	—	—	35,746

Total separate account liabilities at December 31, 2005	$472,193	$136,956	$22,429,774	$23,038,923

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

8. Policy and Contract Attributes (continued)

	Nonindexed Guaranteed Less than or equal to 4%	Nonindexed Guaranteed More than 4%	Nonguaranteed Separate Account	Total
Premiums, deposits, and other considerations for the year ended December 31, 2004	$11,643	$—	$3,125,541	$3,137,184

Reserves for separate accounts with assets at:
Fair value	$—	$—	$19,631,255	$19,631,255
Amortized cost	450,201	255,701	—	705,902

Total at December 31, 2004	$450,201	$255,701	$19,631,255	$20,337,157

Reserves for separate accounts by withdrawal characteristics at December 31, 2004:
Subject to discretionary withdrawal:
With market value adjustment	$—	$255,701	$65,384	$321,085
At book value without market value adjustment and with current surrender charge of 5% or more	—	—	—	—
At fair value	—	—	19,565,871	19,565,871
At book value without market value adjustment and with current surrender charge of less than 5%	418,070	—	—	418,070
Not subject to discretionary withdrawal	32,131	—	—	32,131

Total separate account liabilities at December 31, 2004	$450,201	$255,701	$19,631,255	$20,337,157

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

8. Policy and Contract Attributes (continued)

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year Ended December 31
	2006	2005	2004
Transfers as reported in the summary of operations of the separate accounts statement:
Transfers to separate accounts	$4,875,079	$3,593,932	$3,133,505
Transfers from separate accounts	(2,463,321)	(2,235,249)	(2,117,121)

Net transfers to separate accounts	2,411,758	1,358,683	1,016,384
Miscellaneous reconciling adjustments	5,763	6,833	5,805

Transfers as reported in the summary of operations of the life, accident and health annual statement	$2,417,521	$1,365,516	$1,022,189

At December 31, 2006 and 2005, the Company had separate account annuities with guaranteed benefits as follows:

Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
December 31, 2006
Minimum guaranteed death benefit	$14,637,639	$174,306	$18,781
Minimum guaranteed income benefit	9,710,748	134,293	8,043
Guaranteed premium accumulation fund	54,534	8,575	—
Minimum guaranteed withdrawal benefit	60,452	440	—
December 31, 2005
Minimum guaranteed death benefit	$13,441,966	$148,186	$25,827
Minimum guaranteed income benefit	8,303,742	111,898	6,973
Guaranteed premium accumulation fund	61,322	8,875	—
Minimum guaranteed withdrawal benefit	1,257,973	7,002	(4,448)

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

8. Policy and Contract Attributes (continued)

For Variable Annuities with Guaranteed Living Benefits (VAGLB), which includes minimum guaranteed income, minimum guaranteed withdrawal, and guaranteed premium accumulation fund benefits, the Company complies with Actuarial Guideline 39. This guideline defines a two step process for the determination of VAGLB reserves. The first step is to establish a reserve equal to the accumulated VAGLB charges for the policies in question. The second step requires a standalone asset adequacy analysis to determine the sufficiency of these reserves. This step has been satisfied by projecting 30 years into the future along 1000 stochastic variable return paths using a variety of assumptions as to VAGLB charges, lapse, withdrawal, annuitization, and death. The results of this analysis are discounted back to the valuation date and compared to the accumulation of fees reserve to determine if an additional reserve needs to be established.

For Variable Annuities with Minimum Guaranteed Death Benefits (MGDB), the Company complies with Actuarial Guideline 34. This guideline requires that MGDBs be projected by assuming an immediate drop in the values of the assets supporting the variable annuity contract, followed by a subsequent recovery at a net assumed return until the maturity of the contract. The immediate drop percentages and gross assumed returns vary by asset class and are defined in the guideline. Mortality is based on the 1994 Variable Annuity MGDB Mortality Table, which is also defined in the guideline.

Reserves on the Company’s traditional life products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy’s paid-through date to the policy’s next anniversary date. At December 31, 2006 and 2005, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loading, are as follows:

	Gross	Loading	Net
December 31, 2006
Life and annuity:
Ordinary direct first year business	$4,172	$2,781	$1,391
Ordinary direct renewal business	21,163	6,794	14,369
Group life direct business	2,680	1,913	767

Total life and annuity	28,015	11,488	16,527
Accident and health:
Direct	3,917	—	3,917

Total accident and health	3,917	—	3,917

	$31,932	$11,488	$20,444

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

8. Policy and Contract Attributes (continued)

	Gross	Loading	Net
December 31, 2005
Life and annuity:
Ordinary direct first year business	$3,520	$2,463	$1,057
Ordinary direct renewal business	21,815	7,026	14,789
Group life direct business	3,233	2,347	886

Total life and annuity	28,568	11,836	16,732
Accident and health:
Direct	4,422	—	4,422

Total accident and health	4,422	—	4,422

	$32,990	$11,836	$21,154

At December 31, 2006 and 2005, the Company had insurance in force aggregating $853,719 and $1,023,533, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Insurance Division, Department of Commerce, of the State of Iowa. The Company established policy reserves of $24,001 and $29,615 to cover these deficiencies at December 31, 2006 and 2005, respectively.

9. Dividend Restrictions

The Company is subject to limitations, imposed by the State of Iowa, on the payment of dividends to its parent company. Generally, dividends during any twelve-month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of statutory surplus as of the preceding December 31, or (b) statutory gain from operations before net realized capital gains (losses) on investments for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2007, without the prior approval of insurance regulatory authorities, is $217,911.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

10. Retirement and Compensation Plans

The Company’s employees participate in a qualified defined benefit pension plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based the Statement of Financial Accounting Standards No. 87 expense as a percent of salaries. The benefits are based on years of service and the employee’s compensation during the highest five consecutive years of employment. The Company’s allocation of pension expense for each of the years ended December 31, 2006, 2005, and 2004 was $2,679, $2,789, and $1,417, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974.

The Company’s employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to twenty-five percent of their salary to the plan. The Company will match an amount up to three percent of the participant’s salary.

Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974. Benefits expense of $1,683, $1,515, and $620 were allocated for the years ended December 31, 2006, 2005, and 2004, respectively.

AEGON sponsors supplemental retirement plans to provide the Company’s senior management with benefits in excess of normal pension benefits. The plans are noncontributory, and benefits are based on years of service and the employee’s compensation level. The plans are unfunded and nonqualified under the Internal Revenue Service Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. The Company’s allocation of expense for these plans for each of the years ended December 31, 2006, 2005, and 2004 was negligible. AEGON also sponsors an employee stock option plan/stock appreciation rights for individuals employed and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued or funded as deemed appropriate by management of AEGON and the Company.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

10. Retirement and Compensation Plans (continued)

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental, and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans, calculated on the pay-as-you-go basis, are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $215, $273, and $172, for the years ended December 31, 2006, 2005, and 2004, respectively.

11. Sales, Transfer, and Servicing of Financial Assets, and Extinguishments of Liabilities

During 2006, 2005, and 2004, the Company sold $6,050, $10,788, and $23,460, respectively, of agent balances without recourse to an affiliated company. Prior to July 29, 2005, the agent debit balances were sold to Money Services, Inc. (MSI), an affiliated company. Subsequent to July 29, 2005, agent debit balances were sold without recourse to ADB Corporation, LLC (ADB), an affiliated company, and all rights, title and interest in the prior net debit balances owned by MSI prior to July 29, 2005, were fully assigned, without recourse, to ADB. The Company did not realize a gain or loss as a result of the sales. As of July 1, 2006, the Company no longer sells agent debit balances and as a result retains such balances as nonadmitted receivables. Receivables in the amount of $9,846 were nonadmitted as of December 31, 2006.

The Company has recorded liabilities of $156,180 and $66,072 for municipal reverse repurchase agreements as of December 31, 2006 and 2005, respectively. The reverse repurchase agreements are collateralized by government agency securities with book values of $161,711 and $68,279 as of December 31, 2006 and 2005, respectively. These securities have maturity dates that range from 2010 to 2028 and have a weighted average interest rate of 7.88%.

At December 31, 2006 and 2005, securities with a book value of $486,968 and $8,504 and a market value of $489,615 and $8,468 were subject to dollar reverse repurchase agreements, respectively. These securities have maturity dates ranging from 2030 to 2036 and have a weighted average interest rate of 5.45%.

The Company has an outstanding liability for borrowed money in the amount of $493,336 and $8,492 as of December 31, 2006 and 2005 due to participation in dollar reverse repurchase agreements.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

11. Sales, Transfer, and Servicing of Financial Assets, and Extinguishments of Liabilities (continued)

The Company participates in an agent-managed securities lending program. The Company receives collateral equal to 102 or 105% of the fair market value of the loaned securities as of the transaction date for domestic or international securities, respectively. The counterparty is mandated to deliver additional collateral if the fair value of the collateral is at any time less than 102 or 105% of the fair value of the loaned domestic or international securities. This additional collateral, along with the collateral already held in connection with the lending transaction, is at least equal to 102 or 105% of the fair value of the loaned domestic or international securities, respectively. The agreement does not allow rehypothication of collateral by any party involved but does allow cash collateral to be invested in reverse repurchase agreements. At December 31, 2006 and 2005, the value of securities loaned amounted to $1,501,263 and $1,237,883, respectively.

12. Related Party Transactions

The Company is party to a common cost allocation service arrangement between AEGON USA, Inc. companies, in which various affiliated companies may perform specified administrative functions in connection with the operation of the Company, in consideration of reimbursement of actual costs of services rendered. The Company is also a party to a Management and Administrative and Advisory agreement with AEGON USA Realty Advisors, Inc. whereby the Advisor serves as the administrator and advisor for the Company’s mortgage loan operations. AEGON USA Investment Management, LLC acts as a discretionary investment manager under an Investment Management Agreement with the Company. During 2006, 2005, and 2004, the Company paid $108,387, $82,913, and $95,876, respectively, for these services, which approximates their costs to the affiliates. During 2006, the Company executed an administrative service agreement with Transamerica Fund Advisors, Inc. to provide administrative services to the AEGON/Transamerica Series Trust. The Company received $42,513 for these services during 2006.

Payables to affiliates bear interest at the thirty-day commercial paper rate. At December 31, 2006 and 2005, the Company reported a net amount of $64,775 to affiliates and $12,261 due from affiliates, respectively. Terms of settlement require that these amounts are settled within 90 days. At December 31, 2006 the Company had a short-term note receivable of $338,000 from Transamerica Corporation, an affiliate. The note is due by June 22, 2007 and bears interest at 5.06%. During 2006, 2005, and 2004, the Company paid net interest of $5,767, $14,352, and $1,943, respectively, to affiliates.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

12. Related Party Transactions (continued)

At December 31, 2005, the Company held two short-term notes receivable in the amount of $39,500 and $2,000, from AEGON USA, Inc., an affiliate, which were repaid in the first quarter of 2006. At December 31, 2006 and 2005, the Company has a note payable to Commonwealth General Corporation of $10, bearing interest at 6% and due on December 31, 2030.

During 1998, the Company issued life insurance policies to certain affiliated companies, covering the lives of certain employees of those affiliates. Aggregate reserves for policies and contracts related to these policies are $255,273 and $245,922 at December 31, 2006 and 2005, respectively.

13. Commitments and Contingencies

The Company has issued synthetic GIC contracts to benefit plan sponsors totaling $5,674,608 as of December 31, 2006. A synthetic GIC is an off-balance sheet fee-based product sold primarily to tax qualified plans. The plan sponsor retains ownership and control of the related plan assets. The Company provides book value benefit responsiveness in the event that qualified plan benefit requests exceed plan cash flows. In certain contracts, the Company agrees to make advances to meet benefit payment needs and earns a market interest rate on these advances. The periodically adjusted contract-crediting rate is the means by which investment and benefit responsive experience is passed through to participants. In return for the book value benefit responsive guarantee, the Company receives a premium that varies based on such elements as benefit responsive exposure and contract size. The Company underwrites the plans for the possibility of having to make benefit payments and also must agree to the investment guidelines to ensure appropriate credit quality and cash flow. Funding requirements to date have been minimal and management does not anticipate any future material funding requirements that would have a material impact on reported financial results.

The Company has also provided a guarantee for the obligations of non-insurance affiliates. These entities accept assignments of structured settlement payment obligations from other insurers and purchases structured settlement insurance policies from subsidiaries of the Company that match those obligations. There are no expected payments associated with this guarantee.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

13. Commitments and Contingencies (continued)

At December 31, 2006, 2005, and 2004, the Company had entered into an agreement with commitment amounts of $21,090, $21,090, and $21,090, respectively, for which it was paid a fee to provide credit enhancement and standby liquidity asset purchase agreements on municipal variable rate demand note facilities. The Company believes the chance of draws or other performance features being exercised under these agreements is minimal.

At December 31, 2006 and 2005, the net amount of securities being acquired (sold) on a “to be announced” (TBA) basis was $(10,668) and $3,043, respectively.

The Company may pledge assets as collateral for derivative transactions. At December 31, 2006, the Company has pledged invested assets with a carrying value and market value of $4,147 and $4,190, respectively, in conjunction with these transactions.

Assets in the amount of $1,553,519 and $1,090,893 as of December 31, 2006 and 2005, respectively, were pledged as collateral in conjunction with funding agreements associated with the Federal Home Loan Bank.

The Company has contingent commitments for $649,558 and $645,650 at December 31, 2006 and 2005, respectively, for joint ventures, partnerships, and limited liability companies, which includes LIHTC commitments of $3,361 and $441, respectively.

At December 31, 2006 and 2005, the Company has mortgage loan commitments of $381,650 and $64,863, respectively.

Private placement commitments outstanding as of December 31, 2006 were $144,009. There were no private placement commitments outstanding as of December 31, 2005.

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages, in addition to contract liability, it is management’s opinion that damages arising from such demands will not be material to the Company’s financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company’s balance sheet. Potential future obligations for unknown insolvencies are not determinable by the Company and are not

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

13. Commitments and Contingencies (continued)

required to be accrued for financial reporting purposes. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. The Company has established a reserve of $3,931 and $18,520 and an offsetting premium tax benefit of $0 and $7,075 at December 31, 2006 and 2005, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense was $1,116, $286, and $365 for the years ended December 31, 2006, 2005, and 2004, respectively.

In the normal course of business, the Company has obtained letters of credit of $1,010 for the benefit of non affiliated companies that have reinsured business to the Company where the ceding company’s state of domicile does not recognize the Company as an authorized reinsurer.

Statutory-Basis Financial

Statement Schedules

Transamerica Life Insurance Company

Summary of Investments – Other Than

Investments in Related Parties

(Dollars in Thousands)

December 31, 2006

SCHEDULE I

Type of Investment	Cost (1)	Market Value	Amount at Which Shown in the Balance Sheet
Fixed maturities
Bonds:
United States Government and government agencies and authorities	$492,256	$487,905	$492,256
States, municipalities, and political subdivisions	1,208,782	1,201,961	1,208,782
Foreign governments	488,024	541,125	488,024
Public utilities	2,159,941	2,221,175	2,159,941
All other corporate bonds	27,754,289	28,010,214	27,754,289
Preferred stocks	1,689,094	1,773,025	1,689,094

Total fixed maturities	33,792,386	34,235,405	33,792,386
Equity securities
Common stocks:
Public utilities	—	—	—
Banks, trust, and insurance	68,526	68,566	68,566
Industrial, miscellaneous, and all other	297,622	324,610	324,610

Total common stocks	366,148	393,176	393,176
Mortgage loans on real estate	5,760,667		5,760,667
Real estate	30,211		30,211
Policy loans	130,144		130,144
Other long-term investments	1,543,092		1,543,092
Cash, cash equivalents, and short-term investments	1,214,965		1,214,965

Total investments	$42,837,611		$42,864,639

(1)	Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts.

Transamerica Life Insurance Company

Supplementary Insurance Information

(Dollars in Thousands)

SCHEDULE III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*	Premiums Written
Year ended December 31, 2006
Individual life	$3,757,098	$—	$22,168	$331,370	$254,197	$237,374	$1,991,303
Individual health	654,089	12,108	27,846	132,849	41,169	168,879	39,561	$132,054
Group life and health	426,975	3,529	20,792	123,312	28,551	91,478	66,974	200,964
Annuity	23,038,230	—	3,839	4,322,254	2,052,994	4,777,487	1,465,687

	$27,876,392	$15,637	$74,645	$4,909,785	$2,376,911	$5,275,218	$3,563,525

Year ended December 31, 2005
Individual life	$3,733,738	$—	$21,092	$658,856	$231,660	$212,786	$659,658
Individual health	562,473	11,670	22,345	126,590	32,417	146,318	42,532	$127,460
Group life and health	411,648	3,611	28,479	128,286	24,716	124,052	52,140	214,013
Annuity	26,901,713	—	5,628	4,191,485	2,101,261	4,691,047	1,538,213

	$31,609,572	$15,281	$77,544	$5,105,217	$2,390,054	$5,174,203	$2,292,543

Year ended December 31, 2004
Individual life	$3,722,730	$—	$18,826	$1,109,335	$203,679	$561,099	$767,391
Individual health	481,153	11,264	20,082	125,322	25,246	149,813	34,059	$126,384
Group life and health	371,785	3,678	26,399	133,651	20,452	129,852	69,401	222,495
Annuity	28,876,607	—	—	4,972,942	2,131,372	6,571,058	1,353,494

	$33,452,275	$14,942	$65,307	$6,341,250	$2,380,749	$7,411,822	$2,224,345

*	Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

Transamerica Life Insurance Company

Reinsurance

(Dollars in Thousands)

SCHEDULE IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2006
Life insurance in force	$37,877,300	$6,921,308	$99,276	$31,055,268	0%

Premiums:
Individual life	$2,005,429	$1,678,175	$4,116	$331,370	1%
Individual health	132,054	(795)	—	132,849	0
Group life and health	200,964	77,652	—	123,312	0
Annuity	4,944,401	851,562	229,415	4,322,254	5

	$7,282,848	$2,606,594	$233,531	$4,909,785	5%

Year ended December 31, 2005
Life insurance in force	$44,440,385	$13,277,543	$95,282	$31,258,124	0%

Premiums:
Individual life	$901,447	$246,822	$4,231	$658,856	1%
Individual health	127,460	870	—	126,590	0
Group life and health	214,013	85,727	—	128,286	0
Annuity	5,020,800	947,398	118,083	4,191,485	3

	$6,263,720	$1,280,817	$122,314	$5,105,217	2%

Year ended December 31, 2004
Life insurance in force	$39,955,770	$8,914,965	$88,961	$31,129,766	0%

Premiums:
Individual life	$1,113,967	$8,844	$4,212	$1,109,335	0%
Individual health	126,384	1,062	—	125,322	0
Group life and health	222,495	88,844	—	133,651	0
Annuity	5,150,594	784,571	606,919	4,972,942	12

	$6,613,440	$883,321	$611,131	$6,341,250	10%

FINANCIAL STATEMENTS

Separate Account VA J of Transamerica Life

Insurance Company - Immediate Income Builder II

Year Ended December 31, 2006

Separate Account VA J of Transamerica Life

Insurance Company - Immediate Income Builder II

Financial Statements

Year Ended December 31, 2006

Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners

of Immediate Income Builder II

Transamerica Life Insurance Company

We have audited the accompanying statements of assets and liabilities of Separate Account VA J of Transamerica Life Insurance Company (comprised of the Transamerica Equity, VanKampen Mid-Cap Growth, AIM V.I. Capital Appreciation, AIM V.I. Governmental Securities, AIM V.I. Core Equity, Dreyfus Stock Index, Dreyfus VIF - Money Market, Dreyfus VIF - Small Company Stock, MFS Emerging Growth, MFS Research, MFS Total Return, MFS Utilities, Columbia High Yield, Columbia Marsico Growth, Columbia Marsico Focused Equities, Columbia Marsico International Opportunities, Columbia Marsico 21st Century, Columbia Marsico MidCap Growth, Oppenheimer Capital Appreciation, Oppenheimer Global Securities, Oppenheimer High Income, Oppenheimer Main Street, Oppenheimer Strategic Bond, Fidelity - VIP Equity-Income, Fidelity - VIP Growth, Fidelity - VIP High Income, Fidelity - VIP Contrafund®, Fidelity - VIP Investment Grade Bond, Fidelity - VIP Growth & Income, Fidelity - VIP Balanced, and Fidelity - VIP Mid Cap subaccounts), which are available for investment by contract owners of the Immediate Income Builder II, as of December 31, 2006, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006 by correspondence with the mutual funds’ transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts comprising Separate Account VA J of Transamerica Life Insurance Company, which are available for investment by contract owners of the Immediate Income Builder II at December 31, 2006, and the results of their operations and changes in their net assets for the periods indicated thereon, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Des Moines, Iowa

March 15, 2007

1

Separate Account VA J of Transamerica Life

Insurance Company - Immediate Income Builder II

Statements of Assets and Liabilities

December 31, 2006

	Transamerica Equity Subaccount	Van Kampen Mid-Cap Growth Subaccount	AIM V.I. Capital Appreciation Subaccount	AIM V.I. Governmental Securities Subaccount
Assets
Investment in securities:
Number of shares	7,836.511	0.149	121.753	4,152.729

Cost	$123,749	$3	$2,716	$50,224

Investments in mutual funds, at net asset value	$203,357	$3	$3,155	$48,753
Receivable for units sold	(2,257)	—	(89)	(724)

Total assets	201,100	3	3,066	48,029

Liabilities
Payable for units redeemed	(2,259)	3	(89)	(719)

	$203,359	$—	$3,155	$48,748

Net Assets:
Deferred annuity contracts terminable by owners	$203,359	$—	$3,155	$48,748

Total net assets	$203,359	$—	$3,155	$48,748

Equivalent accumulation units outstanding:
M&E - 1.25%	7,416	—	2,586	14,065

M&E - 2.50%	133,736	—	—	32,285

Equivalent accumulation unit value:
M&E - 1.25%	$1.530494	$1.059811	$1.219862	$1.099130

M&E - 2.50%	$1.435731	$0.994185	$1.144313	$1.031098

See accompanying notes.

2

Separate Account VA J of Transamerica Life

Insurance Company - Immediate Income Builder II

Statements of Assets and Liabilities

December 31, 2006

	AIM V.I. Core Equity Subaccount	Dreyfus Stock Index Subaccount	Dreyfus VIF- Money Market Subaccount	Dreyfus VIF- Small Company Stock Subaccount
Assets
Investment in securities:
Number of shares	2,053.286	1,761.654	7,994.520	2,510.025

Cost	$48,263	$44,975	$7,995	$44,959

Investments in mutual funds, at net asset value	$55,480	$63,701	$7,995	$52,936
Receivable for units sold	16	(923)	(1,062)	257

Total assets	55,496	62,778	6,933	53,193

Liabilities
Payable for units redeemed	16	(924)	(1,061)	255

	$55,480	$63,702	$7,994	$52,938

Net Assets:
Deferred annuity contracts terminable by owners	$55,480	$63,702	$7,994	$52,938

Total net assets	$55,480	$63,702	$7,994	$52,938

Equivalent accumulation units outstanding:
M&E - 1.25%	—	—	—	2,180

M&E - 2.50%	42,790	52,154	8,182	33,985

Equivalent accumulation unit value:
M&E - 1.25%	$1.382119	$1.301977	$1.041520	$1.554211

M&E - 2.50%	$1.296568	$1.221416	$0.977007	$1.457999

See accompanying notes.

3

Separate Account VA J of Transamerica Life

Insurance Company - Immediate Income Builder II

Statements of Assets and Liabilities

December 31, 2006

	MFS Emerging Growth Subaccount	MFS Research Subaccount	MFS Total Return Subaccount	MFS Utilities Subaccount
Assets
Investment in securities:
Number of shares	0.000	196.343	12,367.016	686.868

Cost	$—	$2,651	$228,215	$9,561

Investments in mutual funds, at net asset value	$—	$3,522	$267,993	$19,926
Receivable for units sold	—	(3)	(241)	(32)

Total assets	—	3,519	267,752	19,894

Liabilities
Payable for units redeemed	—	1	(245)	(25)

	$—	$3,518	$267,997	$19,919

Net Assets:
Deferred annuity contracts terminable by owners	$—	$3,518	$267,997	$19,919

Total net assets	$—	$3,518	$267,997	$19,919

Equivalent accumulation units outstanding:
M&E - 1.25%	—	2,764	20,671	—

M&E - 2.50%	—	—	188,734	11,338

Equivalent accumulation unit value:
M&E - 1.25%	$1.166511	$1.272633	$1.355428	$1.872730

M&E - 2.50%	$1.094262	$1.193872	$1.271518	$1.756809

See accompanying notes.

4

Separate Account VA J of Transamerica Life

Insurance Company - Immediate Income Builder II

Statements of Assets and Liabilities

December 31, 2006

	Columbia High Yield Subaccount	Columbia Marsico Growth Subaccount	Columbia Marsico Focused Equities Subaccount	Columbia Marsico International Opportunities Subaccount
Assets
Investment in securities:
Number of shares	2,146.154	938.236	0.009	778.001

Cost	$21,356	$12,937	$1	$9,147

Investments in mutual funds, at net asset value	$24,724	$17,808	$—	$17,077
Receivable for units sold	1	(260)	—	(280)

Total assets	24,725	17,548	—	16,797

Liabilities
Payable for units redeemed	1	(254)	—	(274)

	$24,724	$17,802	$—	$17,071

Net Assets:
Deferred annuity contracts terminable by owners	$24,724	$17,802	$—	$17,071

Total net assets	$24,724	$17,802	$—	$17,071

Equivalent accumulation units outstanding:
M&E - 1.25%	6,951	4,471	—	—

M&E - 2.50%	8,360	8,642	—	7,727

Equivalent accumulation unit value:
M&E - 1.25%	$1.671264	$1.415344	$1.491464	$2.355010

M&E - 2.50%	$1.567789	$1.327749	$1.399154	$2.209232

See accompanying notes.

5

Separate Account VA J of Transamerica Life

Insurance Company - Immediate Income Builder II

Statements of Assets and Liabilities

December 31, 2006

	Columbia Marsico 21st Century Subaccount	Columbia Marsico MidCap Growth Subaccount	Oppenheimer Capital Appreciation Subaccount	Oppenheimer Global Securities Subaccount
Assets
Investment in securities:
Number of shares	0.084	1,158.656	77.467	1,430.060

Cost	$—	$8,030	$2,628	$30,393

Investments in mutual funds, at net asset value	$1	$10,266	$3,183	$52,183
Receivable for units sold	—	(735)	(3)	(403)

Total assets	1	9,531	3,180	51,780

Liabilities
Payable for units redeemed	1	(734)	(3)	(402)

	$—	$10,265	$3,183	$52,182

Net Assets:
Deferred annuity contracts terminable by owners	$—	$10,265	$3,183	$52,182

Total net assets	$—	$10,265	$3,183	$52,182

Equivalent accumulation units outstanding:
M&E - 1.25%	—	2,958	2,750	2,258

M&E - 2.50%	—	5,508	—	28,027

Equivalent accumulation unit value:
M&E - 1.25%	$2.209452	$1.263311	$1.157561	$1.827739

M&E - 2.50%	$2.072706	$1.185103	$1.085907	$1.714606

See accompanying notes.

6

Separate Account VA J of Transamerica Life

Insurance Company - Immediate Income Builder II

Statements of Assets and Liabilities

December 31, 2006

	Oppenheimer High Income Subaccount	Oppenheimer Main Street Subaccount	Oppenheimer Strategic Bond Subaccount	Fidelity-VIP Equity- Income Subaccount
Assets
Investment in securities:
Number of shares	366.064	140.076	3,644.213	3,710.952

Cost	$2,985	$2,680	$19,145	$77,308

Investments in mutual funds, at net asset value	$3,112	$3,443	$19,460	$96,002
Receivable for units sold	(3)	(3)	(517)	(609)

Total assets	3,109	3,440	18,943	95,393

Liabilities
Payable for units redeemed	(2)	—	(514)	(611)

	$3,111	$3,440	$19,457	$96,004

Net Assets:
Deferred annuity contracts terminable by owners	$3,111	$3,440	$19,457	$96,004

Total net assets	$3,111	$3,440	$19,457	$96,004

Equivalent accumulation units outstanding:
M&E - 1.25%	2,189	2,601	13,452	8,675

M&E - 2.50%	—	—	—	58,734

Equivalent accumulation unit value:
M&E - 1.25%	$1.421424	$1.322541	$1.446436	$1.505367
M&E - 2.50%	$1.333418	$1.270966	$1.356864	$1.412213

See accompanying notes.

7

Separate Account VA J of Transamerica Life

Insurance Company - Immediate Income Builder II

Statements of Assets and Liabilities

December 31, 2006

	Fidelity-VIP Growth Subaccount	Fidelity-VIP High Income Subaccount	Fidelity-VIP Contrafund® Subaccount	Fidelity-VIP Investment Grade Bond Subaccount
Assets
Investment in securities:
Number of shares	204.341	0.185	7,304.386	8,242.245

Cost	$6,591	$1	$146,163	$106,385

Investments in mutual funds, at net asset value	$7,238	$1	$227,239	$103,523
Receivable for units sold	153	—	(524)	(3,661)

Total assets	7,391	1	226,715	99,862

Liabilities
Payable for units redeemed	150	1	(527)	(3,660)

	$7,241	$—	$227,242	$103,522

Net Assets:
Deferred annuity contracts terminable by owners	$7,241	$—	$227,242	$103,522

Total net assets	$7,241	$—	$227,242	$103,522

Equivalent accumulation units outstanding:
M&E - 1.25%	—	—	6,258	12,367

M&E - 2.50%	7,097	—	136,501	79,203

Equivalent accumulation unit value:
M&E - 1.25%	$1.087577	$1.566895	$1.691952	$1.194497

M&E - 2.50%	$1.020235	$1.469872	$1.587200	$1.120542

See accompanying notes.

8

Separate Account VA J of Transamerica Life

Insurance Company - Immediate Income Builder II

Statements of Assets and Liabilities

December 31, 2006

	Fidelity-VIP Growth & Income	Fidelity-VIP Balanced	Fidelity-VIP Mid Cap
	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	5,229.338	2,032.965	6,966.670

Cost	$66,064	$26,625	$144,986

Investments in mutual funds, at net asset value	$82,937	$31,430	$238,608
Receivable for units sold	(477)	(17)	791

Total assets	82,460	31,413	239,399

Liabilities
Payable for units redeemed	(472)	(16)	788

	$82,932	$31,429	$238,611

Net Assets:
Deferred annuity contracts terminable by owners	$82,932	$31,429	$238,611

Total net assets	$82,932	$31,429	$238,611

Equivalent accumulation units outstanding:
M&E - 1.25%	54,690	9,421	6,203

M&E - 2.50%	9,963	15,707	116,912

Equivalent accumulation unit value:
M&E - 1.25%	$1.295077	$1.301118	$2.059103

M&E - 2.50%	$1.214867	$1.220555	$1.931693

See accompanying notes.

9

Separate Account VA J of Transamerica Life

Insurance Company - Immediate Income Builder II

Statements of Operations

Year Ended December 31, 2006

	Transamerica Equity Subaccount	Van Kampen Mid-Cap Growth Subaccount	AIM V.I. Capital Appreciation Subaccount	AIM V.I. Governmental Securities Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$—	$1,913
Expenses:
Administrative, mortality and expense risk charges	4,863	—	38	1,193

Net investment income (loss)	(4,863)	—	(38)	720
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	31,265	—	352	24,246
Cost of investments sold	18,118	—	311	25,235

Net realized capital gains (losses) on investments	13,147	—	41	(989)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	75,894	—	291	(2,340)
End of period	79,608	—	439	(1,471)

Net change in unrealized appreciation/depreciation of investments	3,714	—	148	869

Net realized and unrealized capital gains (losses) on investments	16,861	—	189	(120)

Increase (decrease) in net assets from operations	$11,998	$—	$151	$600

See accompanying notes.

10

Separate Account VA J of Transamerica Life

Insurance Company - Immediate Income Builder II

Statements of Operations

Year Ended December 31, 2006

	AIM V.I. Core Equity Subaccount	Dreyfus Stock Index Subaccount	Dreyfus VIF- Money Market Subaccount	Dreyfus VIF- Small Company Stock Subaccount
Net investment income (loss)
Income:
Dividends	$294	$923	$374	$—
Expenses:
Administrative, mortality and expense risk charges	1,192	1,639	206	1,319

Net investment income (loss)	(898)	(716)	168	(1,319)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	6,990
Proceeds from sales	20,984	23,641	1,097	11,154
Cost of investments sold	14,855	16,985	1,097	8,079

Net realized capital gains (losses) on investments	6,129	6,656	—	10,065
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	6,966	17,196	—	12,492
End of period	7,217	18,726	—	7,977

Net change in unrealized appreciation/depreciation of investments	251	1,530	—	(4,515)

Net realized and unrealized capital gains (losses) on investments	6,380	8,186	—	5,550

Increase (decrease) in net assets from operations	$5,482	$7,470	$168	$4,231

See accompanying notes.

11

Separate Account VA J of Transamerica Life

Insurance Company - Immediate Income Builder II

Statements of Operations

Year Ended December 31, 2006

	MFS Emerging Growth Subaccount	MFS Research Subaccount	MFS Total Return Subaccount	MFS Utilities Subaccount
Net investment income (loss)
Income:
Dividends	$—	$11	$5,689	$339
Expenses:
Administrative, mortality and expense risk charges	—	42	6,217	437

Net investment income (loss)	—	(31)	(528)	(98)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	8,339	690
Proceeds from sales	—	206	44,898	1,611
Cost of investments sold	—	164	37,731	845

Net realized capital gains (losses) on investments	—	42	15,506	1,456
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	590	31,570	7,286
End of period	—	871	39,778	10,365

Net change in unrealized appreciation/depreciation of investments	—	281	8,208	3,079

Net realized and unrealized capital gains (losses) on investments	—	323	23,714	4,535

Increase (decrease) in net assets from operations	$—	$292	$23,186	$4,437

See accompanying notes.

12

Separate Account VA J of Transamerica Life

Insurance Company - Immediate Income Builder II

Statements of Operations

Year Ended December 31, 2006

	Columbia High Yield Subaccount	Columbia Marsico Growth Subaccount	Columbia Marsico Focused Equities Subaccount	Columbia Marsico International Opportunities Subaccount
Net investment income (loss)
Income:
Dividends	$611	$—	$—	$45
Expenses:
Administrative, mortality and expense risk charges	455	353	—	389

Net investment income (loss)	156	(353)	—	(344)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	208	—	—	478
Proceeds from sales	2,015	1,633	—	1,176
Cost of investments sold	1,581	1,077	—	626

Net realized capital gains (losses) on investments	642	556	—	1,028
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	2,039	4,382	(1)	5,676
End of period	3,368	4,871	(1)	7,930

Net change in unrealized appreciation/depreciation of investments	1,329	489	—	2,254

Net realized and unrealized capital gains (losses) on investments	1,971	1,045	—	3,282

Increase (decrease) in net assets from operations	$2,127	$692	$—	$2,938

See accompanying notes.

13

Separate Account VA J of Transamerica Life

Insurance Company - Immediate Income Builder II

Statements of Operations

Year Ended December 31, 2006

	Columbia Marsico 21st Century Subaccount	Columbia Marsico MidCap Growth Subaccount	Oppenheimer Capital Appreciation Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$6
Expenses:
Administrative, mortality and expense risk charges	—	201	39

Net investment income (loss)	—	(201)	(33)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	480	—
Proceeds from sales	—	678	190
Cost of investments sold	—	505	163

Net realized capital gains (losses) on investments	—	653	27
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	1	1,279	354
End of period	1	2,236	555

Net change in unrealized appreciation/depreciation of investments	—	957	201

Net realized and unrealized capital gains (losses) on investments	—	1,610	228

Increase (decrease) in net assets from operations	$—	$1,409	$195

See accompanying notes.

14

Separate Account VA J of Transamerica Life

Insurance Company - Immediate Income Builder II

Statements of Operations

Year Ended December 31, 2006

	Oppenheimer Global Securities Subaccount	Oppenheimer High Income Subaccount	Oppenheimer Main Street Subaccount	Oppenheimer Strategic Bond Subaccount
Net investment income (loss)
Income:
Dividends	$467	$222	$32	$754
Expenses:
Administrative, mortality and expense risk charges	1,243	37	40	234

Net investment income (loss)	(776)	185	(8)	520
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	2,895	—	—	—
Proceeds from sales	12,983	184	198	2,001
Cost of investments sold	7,262	185	164	2,019

Net realized capital gains (losses) on investments	8,616	(1)	34	(18)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	22,670	78	374	(323)
End of period	21,790	127	763	315

Net change in unrealized appreciation/depreciation of investments	(880)	49	389	638

Net realized and unrealized capital gains (losses) on investments	7,736	48	423	620

Increase (decrease) in net assets from operations	$6,960	$233	$415	$1,140

See accompanying notes.

15

Separate Account VA J of Transamerica Life

Insurance Company - Immediate Income Builder II

Statements of Operations

Year Ended December 31, 2006

	Fidelity-VIP Equity-Income Subaccount	Fidelity-VIP Growth Subaccount	Fidelity-VIP High Income Subaccount	Fidelity-VIP Contrafund® Subaccount
Net investment income (loss)
Income:
Dividends	$2,657	$13	$—	$2,211
Expenses:
Administrative, mortality and expense risk charges	2,062	194	—	5,376

Net investment income (loss)	595	(181)	—	(3,165)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	10,963	—	—	18,432
Proceeds from sales	10,419	1,405	—	22,334
Cost of investments sold	7,096	1,340	—	12,487

Net realized capital gains (losses) on investments	14,286	65	—	28,279
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	19,085	228	—	87,333
End of period	18,694	647	—	81,076

Net change in unrealized appreciation/depreciation of investments	(391)	419	—	(6,257)

Net realized and unrealized capital gains (losses) on investments	13,895	484	—	22,022

Increase (decrease) in net assets from operations	$14,490	$303	$—	$18,857

See accompanying notes.

16

Separate Account VA J of Transamerica Life

Insurance Company - Immediate Income Builder II

Statements of Operations

Year Ended December 31, 2006

	Fidelity-VIP Investment Grade Bond Subaccount	Fidelity-VIP Growth & Income Subaccount	Fidelity-VIP Balanced Subaccount	Fidelity-VIP Mid Cap Subaccount
Net investment income (loss)
Income:
Dividends	$4,118	$564	$568	$415
Expenses:
Administrative, mortality and expense risk charges	2,453	1,161	616	5,623

Net investment income (loss)	1,665	(597)	(48)	(5,208)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	258	2,040	1,045	27,641
Proceeds from sales	24,520	12,211	2,935	25,923
Cost of investments sold	26,604	10,642	2,482	13,468

Net realized capital gains (losses) on investments	(1,826)	3,609	1,498	40,096
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(5,013)	11,266	3,490	106,698
End of period	(2,862)	16,873	4,805	93,622

Net change in unrealized appreciation/depreciation of investments	2,151	5,607	1,315	(13,076)

Net realized and unrealized capital gains (losses) on investments	325	9,216	2,813	27,020

Increase (decrease) in net assets from operations	$1,990	$8,619	$2,765	$21,812

See accompanying notes.

17

Separate Account VA J of Transamerica Life

Insurance Company - Immediate Income Builder II

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005

	Transamerica Equity Subaccount		Van Kampen Mid-Cap Growth Subaccount		AIM V.I. Capital Appreciation Subaccount
	2006	2005	2006	2005	2006	2005
Operations
Net investment income (loss)	$(4,863)	$(3,786)	$—	$(227)	$(38)	$(32)
Net realized capital gains (losses) on investments	13,147	9,135	—	1,793	41	9
Net change in unrealized appreciation/ depreciation of investments	3,714	19,232	—	(1,790)	148	291

Increase (decrease) in net assets from operations	11,998	24,581	—	(224)	151	268
Contract transactions
Net contract purchase payments	—	6,854	—	—	—	2,938
Transfer payments from (to) other subaccounts or general account	16,463	426	—	22	289	88
Contract terminations, withdrawals, and other deductions	(23,607)	(14,518)	—	(12,348)	(314)	(265)

Increase (decrease) in net assets from contract transactions	(7,144)	(7,238)	—	(12,326)	(25)	2,761

Net increase (decrease) in net assets	4,854	17,343	—	(12,550)	126	3,029
Net assets:
Beginning of the period	198,505	181,162	—	12,550	3,029	—

End of the period	$203,359	$198,505	$—	$—	$3,155	$3,029

See accompanying notes.

18

Separate Account VA J of Transamerica Life

Insurance Company - Immediate Income Builder II

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005

	AIM V.I. Governmental Securities Subaccount		AIM V.I. Core Equity Subaccount		Dreyfus Stock Index Subaccount
	2006	2005	2006	2005	2006	2005
Operations
Net investment income (loss)	$720	$497	$(898)	$(347)	$(716)	$(766)
Net realized capital gains (losses) on investments	(989)	(207)	6,129	491	6,656	2,111
Net change in unrealized appreciation/ depreciation of investments	869	(784)	251	556	1,530	(136)

Increase (decrease) in net assets from operations	600	(494)	5,482	700	7,470	1,209
Contract transactions
Net contract purchase payments	—	16,647	—	—	—	—
Transfer payments from (to) other subaccounts or general account	3,934	599	33,745	(1)	2,007	48
Contract terminations, withdrawals, and other deductions	(15,524)	(5,754)	(12,587)	(1,490)	(14,199)	(5,771)

Increase (decrease) in net assets from contract transactions	(11,590)	11,492	21,158	(1,491)	(12,192)	(5,723)

Net increase (decrease) in net assets	(10,990)	10,998	26,640	(791)	(4,722)	(4,514)
Net assets:
Beginning of the period	59,738	48,740	28,840	29,631	68,424	72,938

End of the period	$48,748	$59,738	$55,480	$28,840	$63,702	$68,424

See accompanying notes.

19

Separate Account VA J of Transamerica Life

Insurance Company - Immediate Income Builder II

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005

	Dreyfus VIF-Money Market Subaccount		Dreyfus VIF-Small Company Stock Subaccount		MFS Emerging Growth Subaccount
	2006	2005	2006	2005	2006	2005
Operations
Net investment income (loss)	$168	$14	$(1,319)	$(1,607)	$—	$—
Net realized capital gains (losses) on investments	—	—	10,065	8,718	—	—
Net change in unrealized appreciation/ depreciation of investments	—	—	(4,515)	(9,389)	—	—

Increase (decrease) in net assets from operations	168	14	4,231	(2,278)	—	—
Contract transactions
Net contract purchase payments	—	—	—	—	—	—
Transfer payments from (to) other subaccounts or general account	1	(1)	1,464	180	—	—
Contract terminations, withdrawals, and other deductions	(892)	(924)	(6,847)	(18,051)	—	—

Increase (decrease) in net assets from contract transactions	(891)	(925)	(5,383)	(17,871)	—	—

Net increase (decrease) in net assets	(723)	(911)	(1,152)	(20,149)	—	—
Net assets:
Beginning of the period	8,717	9,628	54,090	74,239	—	—

End of the period	$7,994	$8,717	$52,938	$54,090	$—	$—

See accompanying notes.

20

Separate Account VA J of Transamerica Life

Insurance Company - Immediate Income Builder II

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005

	MFS Research Subaccount		MFS Total Return Subaccount		MFS Utilities Subaccount
	2006	2005	2006	2005	2006	2005
Operations
Net investment income (loss)	$(31)	$(255)	$(528)	$(1,407)	$(98)	$(314)
Net realized capital gains (losses) on investments	42	2,888	15,506	17,090	1,456	558
Net change in unrealized appreciation/ depreciation of investments	281	(2,652)	8,208	(15,574)	3,079	1,834

Increase (decrease) in net assets from operations	292	(19)	23,186	109	4,437	2,078
Contract transactions
Net contract purchase payments	—	—	—	12,730	—	—
Transfer payments from (to) other subaccounts or general account	7	73	10,862	11,842	(6)	(5)
Contract terminations, withdrawals, and other deductions	(165)	(13,750)	(31,658)	(33,029)	(1,174)	(995)

Increase (decrease) in net assets from contract transactions	(158)	(13,677)	(20,796)	(8,457)	(1,180)	(1,000)

Net increase (decrease) in net assets	134	(13,696)	2,390	(8,348)	3,257	1,078
Net assets:
Beginning of the period	3,384	17,080	265,607	273,955	16,662	15,584

End of the period	$3,518	$3,384	$267,997	$265,607	$19,919	$16,662

See accompanying notes.

21

Separate Account VA J of Transamerica Life

Insurance Company - Immediate Income Builder II

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005

	Columbia High Yield Subaccount		Columbia Marsico Growth Subaccount		Columbia Marsico Focused Equities Subaccount
	2006	2005	2006	2005	2006	2005
Operations
Net investment income (loss)	$156	$(340)	$(353)	$(343)	$—	$—
Net realized capital gains (losses) on investments	642	313	556	422	—	—
Net change in unrealized appreciation/ depreciation of investments	1,329	(13)	489	1,005	—	—

Increase (decrease) in net assets from operations	2,127	(40)	692	1,084	—	—
Contract transactions
Net contract purchase payments	—	—	—	5,875	—	—
Transfer payments from (to) other subaccounts or general account	225	11,432	783	29	—	—
Contract terminations, withdrawals, and other deductions	(1,550)	(1,007)	(1,280)	(1,142)	—	—

Increase (decrease) in net assets from contract transactions	(1,325)	10,425	(497)	4,762	—	—

Net increase (decrease) in net assets	802	10,385	195	5,846	—	—
Net assets:
Beginning of the period	23,922	13,537	17,607	11,761	—	—

End of the period	$24,724	$23,922	$17,802	$17,607	$—	$—

See accompanying notes.

22

Separate Account VA J of Transamerica Life

Insurance Company - Immediate Income Builder II

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005

	Columbia Marsico International Opportunities Subaccount		Columbia Marsico 21st Century Subaccount		Columbia Marsico MidCap Growth Subaccount
	2006	2005	2006	2005	2006	2005
Operations
Net investment income (loss)	$(344)	$(595)	$—	$—	$(201)	$(435)
Net realized capital gains (losses) on investments	1,028	6,588	—	—	653	4,034
Net change in unrealized appreciation/ depreciation of investments	2,254	(3,798)	—	—	957	(3,826)

Increase (decrease) in net assets from operations	2,938	2,195	—	—	1,409	(227)
Contract transactions
Net contract purchase payments	1	—	—	—	—	—
Transfer payments from (to) other subaccounts or general account	(6)	479	—	—	—	(149)
Contract terminations, withdrawals, and other deductions	(787)	(16,743)	—	—	(478)	(13,565)

Increase (decrease) in net assets from contract transactions	(792)	(16,264)	—	—	(478)	(13,714)

Net increase (decrease) in net assets	2,146	(14,069)	—	—	931	(13,941)
Net assets:
Beginning of the period	14,925	28,994	—	—	9,334	23,275

End of the period	$17,071	$14,925	$—	$—	$10,265	$9,334

See accompanying notes.

23

Separate Account VA J of Transamerica Life

Insurance Company - Immediate Income Builder II

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005

	Oppenheimer Capital Appreciation Subaccount		Oppenheimer Global Securities Subaccount		Oppenheimer High Income Subaccount
	2006	2005	2006	2005	2006	2005
Operations
Net investment income (loss)	$(33)	$(15)	$(776)	$(745)	$185	$156
Net realized capital gains (losses) on investments	27	8	8,616	1,784	(1)	1
Net change in unrealized appreciation/ depreciation of investments	201	109	(880)	4,361	49	(136)

Increase (decrease) in net assets from operations	195	102	6,960	5,400	233	21
Contract transactions
Net contract purchase payments	—	—	—	—	—	—
Transfer payments from (to) other subaccounts or general account	8	2	904	16	4	—
Contract terminations, withdrawals, and other deductions	(153)	(142)	(8,167)	(3,869)	(146)	(144)

Increase (decrease) in net assets from contract transactions	(145)	(140)	(7,263)	(3,853)	(142)	(144)

Net increase (decrease) in net assets	50	(38)	(303)	1,547	91	(123)
Net assets:
Beginning of the period	3,133	3,171	52,485	50,938	3,020	3,143

End of the period	$3,183	$3,133	$52,182	$52,485	$3,111	$3,020

See accompanying notes.

24

Separate Account VA J of Transamerica Life

Insurance Company - Immediate Income Builder II

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005

	Oppenheimer Main Street Subaccount		Oppenheimer Strategic Bond Subaccount		Fidelity-VIP Equity- Income Subaccount
	2006	2005	2006	2005	2006	2005
Operations
Net investment income (loss)	$(8)	$(101)	$520	$905	$595	$(829)
Net realized capital gains (losses) on investments	34	2,091	(18)	855	14,286	8,934
Net change in unrealized appreciation/ depreciation of investments	389	(2,223)	638	(1,694)	(391)	(5,941)

Increase (decrease) in net assets from operations	415	(233)	1,140	66	14,490	2,164
Contract transactions
Net contract purchase payments	—	—	—	16,647	—	11,750
Transfer payments from (to) other subaccounts or general account	6	101	1,393	382	3,678	722
Contract terminations, withdrawals, and other deductions	(159)	(13,083)	(1,767)	(13,983)	(8,507)	(21,046)

Increase (decrease) in net assets from contract transactions	(153)	(12,982)	(374)	3,046	(4,829)	(8,574)

Net increase (decrease) in net assets	262	(13,215)	766	3,112	9,661	(6,410)
Net assets:
Beginning of the period	3,178	16,393	18,691	15,579	86,343	92,753

End of the period	$3,440	$3,178	$19,457	$18,691	$96,004	$86,343

See accompanying notes.

25

Separate Account VA J of Transamerica Life

Insurance Company - Immediate Income Builder II

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005

	Fidelity-VIP Growth Subaccount		Fidelity-VIP High Income Subaccount		Fidelity-VIP Contrafund® Subaccount
	2006	2005	2006	2005	2006	2005
Operations
Net investment income (loss)	$(181)	$(199)	$—	$—	$(3,165)	$(5,052)
Net realized capital gains (losses) on investments	65	(152)	—	—	28,279	12,858
Net change in unrealized appreciation/ depreciation of investments	419	519	—	—	(6,257)	20,439

Increase (decrease) in net assets from operations	303	168	—	—	18,857	28,245
Contract transactions
Net contract purchase payments	—	—	—	—	—	5,875
Transfer payments from (to) other subaccounts or general account	2	(1,852)	—	—	3,978	154
Contract terminations, withdrawals, and other deductions	(1,213)	(792)	—	—	(17,355)	(30,404)

Increase (decrease) in net assets from contract transactions	(1,211)	(2,644)	—	—	(13,377)	(24,375)

Net increase (decrease) in net assets	(908)	(2,476)	—	—	5,480	3,870
Net assets:
Beginning of the period	8,149	10,625	—	—	221,762	217,892

End of the period	$7,241	$8,149	$—	$—	$227,242	$221,762

See accompanying notes.

26

Separate Account VA J of Transamerica Life

Insurance Company - Immediate Income Builder II

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005

	Fidelity-VIP Investment Grade Bond Subaccount		Fidelity-VIP Growth & Income Subaccount		Fidelity-VIP Balanced Subaccount
	2006	2005	2006	2005	2006	2005
Operations
Net investment income (loss)	$1,665	$1,304	$(597)	$(85)	$(48)	$(62)
Net realized capital gains (losses) on investments	(1,826)	1,708	3,609	445	1,498	269
Net change in unrealized appreciation/ depreciation of investments	2,151	(3,600)	5,607	3,993	1,315	930

Increase (decrease) in net assets from operations	1,990	(588)	8,619	4,353	2,765	1,137
Contract transactions
Net contract purchase payments	—	15,667	—	—	—	—
Transfer payments from (to) other subaccounts or general account	7,520	416	3,941	52	227	11,433
Contract terminations, withdrawals, and other deductions	(15,459)	(9,854)	(8,670)	(5,908)	(2,344)	(1,773)

Increase (decrease) in net assets from contract transactions	(7,939)	6,229	(4,729)	(5,856)	(2,117)	9,660

Net increase (decrease) in net assets	(5,949)	5,641	3,890	(1,503)	648	10,797
Net assets:
Beginning of the period	109,471	103,830	79,042	80,545	30,781	19,984

End of the period	$103,522	$109,471	$82,932	$79,042	$31,429	$30,781

See accompanying notes.

27

Separate Account VA J of Transamerica Life

Insurance Company - Immediate Income Builder II

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005

	Fidelity-VIP Mid Cap Subaccount
	2006	2005
Operations
Net investment income (loss)	$(5,208)	$(4,963)
Net realized capital gains (losses) on investments	40,096	12,762
Net change in unrealized appreciation/ depreciation of investments	(13,076)	21,680

Increase (decrease) in net assets from operations	21,812	29,479
Contract transactions
Net contract purchase payments	—	—
Transfer payments from (to) other subaccounts or general account	13,711	11,974
Contract terminations, withdrawals, and other deductions	(20,234)	(16,369)

Increase (decrease) in net assets from contract transactions	(6,523)	(4,395)

Net increase (decrease) in net assets	15,289	25,084
Net assets:
Beginning of the period	223,322	198,238

End of the period	$238,611	$223,322

See accompanying notes.

28

Separate Account VA J of Transamerica Life

Insurance Company - Immediate Income Builder II

Notes to Financial Statements

December 31, 2006

1.	Organization and Summary of Significant Accounting Policies

Organization

Separate Account VA J of Transamerica Life Insurance Company (the Mutual Fund Account) is a segregated investment account of Transamerica Life Insurance Company (Transamerica Life), an indirect wholly owned subsidiary of Transamerica Corporation. Transamerica Corporation is an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Mutual Fund Account consists of multiple investment subaccounts (each a Series Fund and collectively the Series Funds). Activity in these specified investment subaccounts is available to contract owners of Immediate Income Builder II from Transamerica Life. Each Series Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended.

Subaccount Investment by Fund:

AEGON/Transamerica Series Fund, Inc.:	Columbia Funds Variable Insurance Trust:

Transamerica Equity	Columbia High Yield Fund, Variable Series

Van Kampen Mid-Cap Growth	Columbia Marsico Growth Fund, Variable Series - Class A Shares

Columbia Marsico Focused Equities Fund, Variable Series - Class A Shares

AIM Variable Insurance Funds - Series II:	Columbia Marsico International Opportunities Fund, Variable Series - Class A Shares

AIM V.I. Capital Appreciation Fund	Columbia Marsico 21st Century Fund, Variable Series - Class A Shares

AIM V.I. Governmental Securities Fund	Columbia Marsico MidCap Growth Fund, Variable Series - Class A Shares

AIM V.I. Core Equity Fund	Oppenheimer Variable Account Funds - Service Shares:

Oppenheimer Capital Appreciation Fund/VA

Dreyfus Stock Index Fund, Inc.	Oppenheimer Global Securities Fund/VA

Dreyfus Variable Investment Fund - Service Class:	Oppenheimer High Income Fund/VA

Dreyfus VIF-Money Market Portfolio	Oppenheimer Main Street Fund/VA

Dreyfus Variable Investment Fund - Service Class:	Oppenheimer Strategic Bond Fund/VA

Dreyfus VIF-Small Company Stock Portfolio	Variable Insurance Products Fund (VIP) - Service Class 2:

MFS® Variable Insurance TrustSM - Service Class:	Fidelity-VIP Equity-Income Portfolio

MFS Emerging Growth Series	Fidelity-VIP Growth Portfolio

MFS Research Series	Fidelity-VIP High Income Portfolio

MFS Total Return Series	Fidelity-VIP Contrafund® Portfolio

MFS Utilities Series	Fidelity-VIP Investment Grade Bond Portfolio

Fidelity-VIP Growth & Income Portfolio

Fidelity-VIP Balanced Portfolio

Fidelity-VIP Mid Cap Portfolio

29

Separate Account VA J of Transamerica Life

Insurance Company - Immediate Income Builder II

Notes to Financial Statements

December 31, 2006

1.	Organization and Summary of Significant Accounting Policies (continued)

The following Portfolio name change was made effective during the fiscal year ended December 31, 2006:

Portfolio	Formerly

Columbia High Yield Fund, Variable Series	Nations High Yield Bond Portfolio

Columbia Marsico Growth Fund, Variable Series - Class A Shares	Nations Marsico Growth Portfolio

Columbia Marsico Focused Equities Fund, Variable Series - Class A Shares	Nations Marsico Focused Equities Portfolio

Columbia Marsico International Opportunities Fund, Variable Series - Class A Shares	Nations Marsico Internation Opportunities Portfolio

Columbia Marsico 21st Century Fund, Variable Series - Class A Shares	Nations Marsico 21st Century Portfolio

Columbia Marsico MidCap Growth Fund, Variable Series - Class A Shares	Nations Marsico MidCap Growth Portfolio

The following Portfolio mergers were made effective during the fiscal year ended December 31, 2006:

Portfolio	Formerly
Transamerica Equity	Janus Growth

AIM V.I. Core Equity	AIM V.I. Premier Equity

Investments

Net purchase payments received by the Mutual Fund Account are invested in the portfolios of the Series Funds, as selected by the contract owner. Investments are stated at the closing net asset values per share as of December 31, 2006.

Realized capital gains and losses from sales of shares in the Series Funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Series Funds are included in the Statements of Operations.

Dividend Income

Dividends received from the Series Funds investments are reinvested to purchase additional mutual fund shares.

30

Separate Account VA J of Transamerica Life

Insurance Company - Immediate Income Builder II

Notes to Financial Statements

December 31, 2006

2.	Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2006 were as follows:

	Purchases	Sales
AEGON/Transamerica Series Fund, Inc.:
Transamerica Equity	$19,259	$31,265
Van Kampen Mid-Cap Growth	—	—
AIM Variable Insurance Funds - Series II:
AIM V.I. Capital Appreciation Fund	289	352
AIM V.I. Governmental Securities Fund	13,379	24,246
AIM V.I. Core Equity Fund	41,238	20,984
Dreyfus Stock Index Fund, Inc.	10,735	23,641
Dreyfus Variable Investment Fund - Service Class:
Dreyfus VIF-Money Market Portfolio	374	1,097
Dreyfus Variable Investment Fund - Service Class:
Dreyfus VIF-Small Company Stock Portfolio	11,435	11,154
MFS® Variable Insurance TrustSM - Service Class:
MFS Emerging Growth Series	—	—
MFS Research Series	17	206
MFS Total Return Series	31,911	44,898
MFS Utilities Series	1,029	1,611
Columbia Funds Variable Insurance Trust:
Columbia High Yield Fund, Variable Series	1,047	2,015
Columbia Marsico Growth Fund, Variable Series - Class A Shares	784	1,633
Columbia Marsico Focused Equities Fund, Variable Series - Class A Shares	—	—
Columbia Marsico International Opportunities Fund, Variable Series-Class A Shares	523	1,176
Nations Marsico 21st Century Portfolio	—	—
Columbia Marsico MidCap Growth Fund, Variable Series - Class A Shares	480	678
Oppenheimer Variable Account Funds-Service Shares:
Oppenheimer Capital Appreciation Fund/VA	12	190
Oppenheimer Global Securities Fund/VA	7,835	12,983
Oppenheimer High Income Fund/VA	227	184
Oppenheimer Main Street Fund/VA	39	198
Oppenheimer Strategic Bond Fund/VA	2,148	2,001

31

Separate Account VA J of Transamerica Life

Insurance Company - Immediate Income Builder II

Notes to Financial Statements

December 31, 2006

2.	Investments (continued)

	Purchases	Sales
Variable Insurance Products Fund (VIP) - Service Class 2:
Fidelity-VIP Equity-Income Portfolio	$17,144	$10,419
Fidelity-VIP Growth Portfolio	13	1,405
Fidelity-VIP High Income Portfolio	—	—
Fidelity-VIP Contrafund® Portfolio	24,223	22,334
Fidelity-VIP Investment Grade Bond Portfolio	18,498	24,520
Fidelity-VIP Growth & Income Portfolio	8,931	12,211
Fidelity-VIP Balanced Portfolio	1,812	2,935
Fidelity-VIP Mid Cap Portfolio	41,830	25,923

32

Separate Account VA J of Transamerica Life

Insurance Company - Immediate Income Builder II

Notes to Financial Statements

December 31, 2006

3.	Equivalent Accumulation Units Outstanding

For financial reporting purposes, “Equivalent Accumulation Unit Value” and “Equivalent Accumulation Units” are used. These Equivalent Accumulation Unit Values and Equivalent Accumulation Units are not used in the calculation of annuity payments, nor may they be used to establish any other contract values.

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica Equity Subaccount	Van Kampen Mid-Cap Growth Subaccount	AIM V.I. Capital Appreciation Subaccount	AIM V.I. Governmental Securities Subaccount	AIM V.I. Core Equity Subaccount
Units outstanding at January 1, 2005	152,180	14,204	—	47,127	26,612
Units purchased	5,790	—	2,844	15,722	—
Units redeemed and transferred	(11,599)	(14,204)	(243)	(5,235)	(1,347)

Units outstanding at December 31, 2005	146,371	—	2,601	57,614	25,265
Units purchased	9,644	—	251	3,842	—
Units redeemed and transferred	(14,863)	—	(266)	(15,106)	17,525

Units outstanding at December 31, 2006	141,152	—	2,586	46,350	42,790

	Dreyfus Stock Index Subaccount	Dreyfus VIF- Money Market Subaccount	Dreyfus VIF- Small Company Stock Subaccount	MFS Emerging Growth Subaccount	MFS Research Subaccount
Units outstanding at January 1, 2005	68,395	10,072	54,099	—	16,022
Units purchased	—	—	—	—	—
Units redeemed and transferred	(5,426)	(967)	(14,061)	—	(13,128)

Units outstanding at December 31, 2005	62,969	9,105	40,038	—	2,894
Units purchased	1,712	—	989	—	6
Units redeemed and transferred	(12,527)	(923)	(4,862)	—	(136)

Units outstanding at December 31, 2006	52,154	8,182	36,165	—	2,764

33

Separate Account VA J of Transamerica Life

Insurance Company - Immediate Income Builder II

Notes to Financial Statements

December 31, 2006

3.	Equivalent Accumulation Units Outstanding (continued)

	MFS Total Return Subaccount	MFS Utilities Subaccount	Columbia High Yield Subaccount	Columbia Marsico Growth Subaccount	Columbia Marsico Focused Equities Subaccount
Units outstanding at January 1, 2005	234,781	12,892	9,341	9,612	—
Units purchased	20,148	—	7,524	4,802	—
Units redeemed and transferred	(28,571)	(773)	(693)	(920)	—

Units outstanding at December 31, 2005	226,358	12,119	16,172	13,494	—
Units purchased	9,177	—	150	597	—
Units redeemed and transferred	(26,130)	(781)	(1,011)	(978)	—

Units outstanding at December 31, 2006	209,405	11,338	15,311	13,113	—

	Columbia Marsico International Opportunities Subaccount	Columbia Marsico 21st Century Subaccount	Columbia Marsico MidCap Growth Subaccount	Oppenheimer Capital Appreciation Subaccount	Oppenheimer Global Securities Subaccount
Units outstanding at January 1, 2005	18,400	—	23,015	3,018	37,758
Units purchased	—	—	—	—	—
Units redeemed and transferred	(10,278)	—	(14,135)	(139)	(2,831)

Units outstanding at December 31, 2005	8,122	—	8,880	2,879	34,927
Units purchased	—	—	—	6	545
Units redeemed and transferred	(395)	—	(414)	(135)	(5,187)

Units outstanding at December 31, 2006	7,727	—	8,466	2,750	30,285

34

Separate Account VA J of Transamerica Life

Insurance Company - Immediate Income Builder II

Notes to Financial Statements

December 31, 2006

3.	Equivalent Accumulation Units Outstanding (continued)

	Oppenheimer High Income Subaccount	Oppenheimer Main Street Subaccount	Oppenheimer Strategic Bond Subaccount	Fidelity-VIP Equity-Income Subaccount	Fidelity-VIP Growth Subaccount
Units outstanding at January 1, 2005	2,403	14,855	11,917	79,161	11,147
Units purchased	—	—	12,576	10,097	—
Units redeemed and transferred	(111)	(12,131)	(10,807)	(18,197)	(2,842)

Units outstanding at December 31, 2005	2,292	2,724	13,686	71,061	8,305
Units purchased	4	5	1,036	2,583	—
Units redeemed and transferred	(107)	(128)	(1,270)	(6,235)	(1,208)

Units outstanding at December 31, 2006	2,189	2,601	13,452	67,409	7,097

	Fidelity-VIP High Income Subaccount	Fidelity-VIP Contrafund® Subaccount	Fidelity-VIP Investment Grade Bond Subaccount	Fidelity-VIP Growth & Income Subaccount	Fidelity-VIP Balanced Subaccount
Units outstanding at January 1, 2005	—	169,766	93,596	74,082	18,339
Units purchased	—	4,439	13,697	—	10,198
Units redeemed and transferred	—	(22,644)	(8,696)	(5,393)	(1,631)

Units outstanding at December 31, 2005	—	151,561	98,597	68,689	26,906
Units purchased	—	2,352	7,771	3,330	166
Units redeemed and transferred	—	(11,154)	(14,798)	(7,366)	(1,944)

Units outstanding at December 31, 2006	—	142,759	91,570	64,653	25,128

35

Separate Account VA J of Transamerica Life

Insurance Company - Immediate Income Builder II

Notes to Financial Statements

December 31, 2006

3.	Equivalent Accumulation Units Outstanding (continued)

Fidelity-VIP Mid Cap Subaccount
Units outstanding at January 1, 2005	129,593
Units purchased	6,713
Units redeemed and transferred	(9,866)

Units outstanding at December 31, 2005	126,440
Units purchased	7,491
Units redeemed and transferred	(10,816)

Units outstanding at December 31, 2006	123,115

36

Separate Account VA J of Transamerica Life

Insurance Company - Immediate Income Builder II

Notes to Financial Statements

December 31, 2006

4.	Financial Highlights

The Mutual Fund Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Transamerica Equity
	12/31/2006	141,152	$1.53	to	$1.44	$203,359	0.00%	1.25% to 2.50%	7.38%	to	6.07%
	12/31/2005	146,371	1.43	to	1.35	198,505	0.37	1.25 to 2.50	15.10	to	13.70
	12/31/2004	152,180	1.24	to	1.19	181,162	0.00	1.25 to 2.50	14.37	to	12.98
	12/31/2003	163,902	1.08	to	1.05	172,708	0.00	1.25 to 2.50	29.60	to	28.03
	12/31/2002	147,539	0.84	to	0.82	121,444	0.00	1.25 to 2.50	(23.20)	to	(24.14)
Van Kampen Mid-Cap Growth
	12/31/2006	—	1.06	to	0.99	—	0.00	1.25 to 2.50	8.55	to	7.23
	12/31/2005	—	0.98	to	0.93	—	0.09	1.25 to 2.50	6.22	to	4.93
	12/31/2004	14,204	0.92	to	0.88	12,550	0.00	1.25 to 2.50	5.82	to	4.52
	12/31/2003	15,044	0.87	to	0.85	12,717	0.00	1.25 to 2.50	26.57	to	25.03
	12/31/2002	2,000	0.69	to	0.68	1,362	0.12	1.25 to 2.50	(33.89)	to	(34.70)
AIM V.I. Capital Appreciation
	12/31/2006	2,586	1.22	to	1.14	3,155	0.00	1.25 to 2.50	4.75	to	3.48
	12/31/2005	2,601	1.16	to	1.11	3,029	0.00	1.25 to 2.50	7.24	to	5.94
	12/31/2004	—	1.09	to	1.04	—	0.00	1.25 to 2.50	5.02	to	3.73
	12/31/2003	—	1.03	to	1.01	—	0.00	1.25 to 2.50	27.59	to	26.03
	12/31/2002	2,000	0.81	to	0.80	1,608	0.00	1.25 to 2.50	(25.45)	to	(26.36)
AIM V.I. Governmental Securities
	12/31/2006	46,350	1.10	to	1.03	48,748	3.42	1.25 to 2.50	2.01	to	0.77
	12/31/2005	57,614	1.08	to	1.02	59,738	3.03	1.25 to 2.50	0.16	to	(1.06)
	12/31/2004	47,127	1.08	to	1.03	48,740	3.37	1.25 to 2.50	1.00	to	(0.24)
	12/31/2003	51,395	1.07	to	1.04	53,281	1.71	1.25 to 2.50	(0.32)	to	(1.54)
	12/31/2002	114,316	1.07	to	1.05	120,373	6.53	1.25 to 2.50	7.90	to	6.59

37

Separate Account VA J of Transamerica Life

Insurance Company - Immediate Income Builder II

Notes to Financial Statements

December 31, 2006

4.	Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
AIM V.I. Core Equity
	12/31/2006	42,790	$1.38	to	$1.30	$55,480	0.60%	1.25% to 2.50%	14.98%	to	13.59%
	12/31/2005	25,265	1.20	to	1.14	28,840	1.26	1.25 to 2.50	3.78	to	2.52
	12/31/2004	26,612	1.16	to	1.11	29,631	0.80	1.25 to 2.50	7.33	to	6.02
	12/31/2003	27,962	1.08	to	1.05	29,367	0.87	1.25 to 2.50	22.62	to	21.13
	12/31/2002	31,392	0.88	to	0.87	27,232	2.58	1.25 to 2.50	(16.83)	to	(17.85)
Dreyfus Stock Index
	12/31/2006	52,154	1.30	to	1.22	63,702	1.39	1.25 to 2.50	13.79	to	12.40
	12/31/2005	62,969	1.14	to	1.09	68,424	1.36	1.25 to 2.50	3.15	to	1.89
	12/31/2004	68,395	1.11	to	1.07	72,938	1.42	1.25 to 2.50	8.98	to	7.65
	12/31/2003	73,966	1.02	to	0.99	73,272	1.19	1.25 to 2.50	26.47	to	24.93
	12/31/2002	86,506	0.80	to	0.79	68,603	1.58	1.25 to 2.50	(23.50)	to	(24.44)
Dreyfus VIF-Money Market
	12/31/2006	8,182	1.04	to	0.98	7,994	4.48	1.25 to 2.50	3.30	to	2.04
	12/31/2005	9,105	1.01	to	0.96	8,717	2.61	1.25 to 2.50	1.39	to	0.16
	12/31/2004	10,072	0.99	to	0.96	9,628	0.80	1.25 to 2.50	(0.44)	to	(1.66)
	12/31/2003	11,082	1.00	to	0.97	10,772	0.74	1.25 to 2.50	(0.55)	to	(1.76)
	12/31/2002	35,271	1.00	to	0.99	34,914	1.20	1.25 to 2.50	0.21	to	(1.01)
Dreyfus VIF-Small Company Stock
	12/31/2006	36,165	1.55	to	1.46	52,938	0.00	1.25 to 2.50	9.58	to	8.25
	12/31/2005	40,038	1.42	to	1.35	54,090	0.00	1.25 to 2.50	(0.47)	to	(1.68)
	12/31/2004	54,099	1.42	to	1.37	74,239	0.00	1.25 to 2.50	16.72	to	15.29
	12/31/2003	54,875	1.22	to	1.19	65,200	0.10	1.25 to 2.50	40.84	to	39.12
	12/31/2002	48,963	0.87	to	0.85	41,829	0.00	1.25 to 2.50	(20.88)	to	(21.85)
MFS Emerging Growth
	12/31/2006	—	1.17	to	1.09	—	0.00	1.25 to 2.50	6.29	to	4.99
	12/31/2005	—	1.10	to	1.04	—	0.00	1.25 to 2.50	7.58	to	6.27
	12/31/2004	—	1.02	to	0.98	—	0.00	1.25 to 2.50	11.32	to	9.96
	12/31/2003	—	0.92	to	0.89	—	0.00	1.25 to 2.50	28.33	to	26.77
	12/31/2002	2,000	0.71	to	0.70	1,418	0.00	1.25 to 2.50	(34.67)	to	(35.47)

38

Separate Account VA J of Transamerica Life

Insurance Company - Immediate Income Builder II

Notes to Financial Statements

December 31, 2006

4.	Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
MFS Research
	12/31/2006	2,764	$1.27	to	$1.19	$3,518	0.32%	1.25% to 2.50%	8.84%	to	7.52%
	12/31/2005	2,894	1.17	to	1.11	3,384	0.37	1.25 to 2.50	6.25	to	4.96
	12/31/2004	16,022	1.10	to	1.06	17,080	0.95	1.25 to 2.50	14.14	to	12.74
	12/31/2003	13,733	0.96	to	0.94	12,887	0.09	1.25 to 2.50	22.83	to	21.34
	12/31/2002	2,000	0.78	to	0.77	1,558	0.11	1.25 to 2.50	(25.65)	to	(26.56)
MFS Total Return
	12/31/2006	209,405	1.36	to	1.27	267,997	2.14	1.25 to 2.50	10.25	to	8.91
	12/31/2005	226,358	1.23	to	1.17	265,607	1.88	1.25 to 2.50	1.33	to	0.10
	12/31/2004	234,781	1.21	to	1.17	273,955	1.54	1.25 to 2.50	9.65	to	8.31
	12/31/2003	249,107	1.11	to	1.08	268,240	1.46	1.25 to 2.50	14.57	to	13.18
	12/31/2002	203,008	0.97	to	0.95	193,164	0.11	1.25 to 2.50	(6.52)	to	(7.66)
MFS Utilities
	12/31/2006	11,338	1.87	to	1.76	19,919	1.90	1.25 to 2.50	29.35	to	27.78
	12/31/2005	12,119	1.45	to	1.37	16,662	0.51	1.25 to 2.50	15.14	to	13.74
	12/31/2004	12,892	1.26	to	1.21	15,584	1.33	1.25 to 2.50	28.24	to	26.67
	12/31/2003	13,698	0.98	to	0.95	13,073	0.40	1.25 to 2.50	33.90	to	32.27
	12/31/2002	2,000	0.73	to	0.72	1,453	2.47	1.25 to 2.50	(23.85)	to	(24.78)
Columbia High Yield
	12/31/2006	15,311	1.67	to	1.57	24,724	2.54	1.25 to 2.50	9.88	to	8.54
	12/31/2005	16,172	1.52	to	1.44	23,922	0.22	1.25 to 2.50	0.90	to	(0.33)
	12/31/2004	9,341	1.51	to	1.45	13,537	6.19	1.25 to 2.50	10.03	to	8.68
	12/31/2003	9,864	1.37	to	1.33	13,153	5.56	1.25 to 2.50	29.58	to	28.00
	12/31/2002	12,339	1.06	to	1.04	12,870	23.43	1.25 to 2.50	0.92	to	(0.31)
Columbia Marsico Growth
	12/31/2006	13,113	1.42	to	1.33	17,802	0.00	1.25 to 2.50	4.79	to	3.51
	12/31/2005	13,494	1.35	to	1.28	17,607	0.00	1.25 to 2.50	6.12	to	4.83
	12/31/2004	9,612	1.27	to	1.22	11,761	0.00	1.25 to 2.50	11.64	to	10.27
	12/31/2003	10,173	1.14	to	1.11	11,288	0.00	1.25 to 2.50	28.98	to	27.41
	12/31/2002	12,748	0.88	to	0.87	11,115	0.00	1.25 to 2.50	(17.17)	to	(18.18)

39

Separate Account VA J of Transamerica Life

Insurance Company - Immediate Income Builder II

Notes to Financial Statements

December 31, 2006

4.	Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Columbia Marsico Focused Equities
	12/31/2006	—	$1.49	to	$1.40	$—	0.00%	1.25% to 2.50%	6.94%	to	5.64%
	12/31/2005	—	1.39	to	1.32	—	0.00	1.25 to 2.50	8.95	to	7.63
	12/31/2004	—	1.28	to	1.23	—	0.00	1.25 to 2.50	9.97	to	8.62
	12/31/2003	—	1.16	to	1.13	—	0.00	1.25 to 2.50	31.46	to	29.86
	12/31/2002	2,000	0.89	to	0.87	1,758	0.00	1.25 to 2.50	(16.11)	to	(17.14)
Columbia Marsico International Opportunities
	12/31/2006	7,727	2.36	to	2.21	17,071	0.28	1.25 to 2.50	21.70	to	20.22
	12/31/2005	8,122	1.94	to	1.84	14,925	0.10	1.25 to 2.50	18.05	to	16.62
	12/31/2004	18,400	1.64	to	1.58	28,994	0.31	1.25 to 2.50	15.15	to	13.74
	12/31/2003	19,385	1.42	to	1.39	26,855	0.02	1.25 to 2.50	38.52	to	36.83
	12/31/2002	11,534	1.03	to	1.01	11,693	0.11	1.25 to 2.50	(8.49)	to	(9.61)
Columbia Marsico 21st Century
	12/31/2006	—	2.21	to	2.07	—	0.00	1.25 to 2.50	18.27	to	16.83
	12/31/2005	—	1.87	to	1.77	—	0.00	1.25 to 2.50	6.56	to	5.26
	12/31/2004	—	1.75	to	1.69	—	0.00	1.25 to 2.50	20.84	to	19.36
	12/31/2003	—	1.45	to	1.41	—	0.00	1.25 to 2.50	47.03	to	45.24
	12/31/2002	2,000	0.99	to	0.97	1,959	0.00	1.25 to 2.50	(9.33)	to	(10.44)
Columbia Marsico MidCap Growth
	12/31/2006	8,466	1.26	to	1.19	10,265	0.00	1.25 to 2.50	16.24	to	14.82
	12/31/2005	8,880	1.09	to	1.03	9,334	0.00	1.25 to 2.50	3.89	to	2.63
	12/31/2004	23,015	1.05	to	1.01	23,275	0.00	1.25 to 2.50	12.67	to	11.29
	12/31/2003	20,925	0.93	to	0.90	18,907	0.00	1.25 to 2.50	25.90	to	24.36
	12/31/2002	8,818	0.74	to	0.73	6,418	0.00	1.25 to 2.50	(34.82)	to	(35.62)
Oppenheimer Capital Appreciation
	12/31/2006	2,750	1.16	to	1.09	3,183	0.19	1.25 to 2.50	6.36	to	5.06
	12/31/2005	2,879	1.09	to	1.03	3,133	0.75	1.25 to 2.50	3.57	to	2.31
	12/31/2004	3,018	1.05	to	1.01	3,171	0.00	1.25 to 2.50	5.30	to	4.01
	12/31/2003	—	1.00	to	0.97	—	0.36	1.25 to 2.50	29.08	to	27.50
	12/31/2002	2,000	0.77	to	0.76	1,535	0.62	1.25 to 2.50	(27.99)	to	(28.87)
Oppenheimer Global Securities
	12/31/2006	30,285	1.83	to	1.71	52,182	0.89	1.25 to 2.50	15.92	to	14.51
	12/31/2005	34,927	1.58	to	1.50	52,485	0.87	1.25 to 2.50	12.66	to	11.29
	12/31/2004	37,758	1.40	to	1.35	50,938	1.11	1.25 to 2.50	17.41	to	15.97
	12/31/2003	38,089	1.19	to	1.16	44,190	0.68	1.25 to 2.50	41.10	to	39.38
	12/31/2002	20,769	0.84	to	0.83	17,301	0.11	1.25 to 2.50	(23.32)	to	(24.26)

40

Separate Account VA J of Transamerica Life

Insurance Company - Immediate Income Builder II

Notes to Financial Statements

December 31, 2006

4.	Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Oppenheimer High Income
	12/31/2006	2,189	$1.42	to	$1.33	$3,111	7.28%	1.25% to 2.50%	7.88%	to	6.57%
	12/31/2005	2,292	1.32	to	1.25	3,020	6.33	1.25 to 2.50	0.75	to	(0.48)
	12/31/2004	2,403	1.31	to	1.26	3,143	0.00	1.25 to 2.50	7.39	to	6.07
	12/31/2003	—	1.22	to	1.19	—	7.03	1.25 to 2.50	22.27	to	20.78
	12/31/2002	2,000	1.00	to	0.98	1,977	10.27	1.25 to 2.50	(3.88)	to	(5.05)
Oppenheimer Main Street
	12/31/2006	2,601	1.32	to	1.27	3,440	0.98	1.25 to 2.50	13.35	to	11.97
	12/31/2005	2,724	1.17	to	1.14	3,178	1.47	1.25 to 2.50	4.44	to	3.17
	12/31/2004	14,855	1.12	to	1.10	16,393	0.61	1.25 to 2.50	7.79	to	6.48
	12/31/2003	12,689	1.04	to	1.03	13,112	0.21	1.25 to 2.50	24.88	to	23.36
	12/31/2002	2,000	0.83	to	0.84	1,668	0.69	1.25 to 2.50	(19.99)	to	(19.04)
Oppenheimer Strategic Bond
	12/31/2006	13,452	1.45	to	1.36	19,457	3.98	1.25 to 2.50	5.91	to	4.62
	12/31/2005	13,686	1.37	to	1.30	18,691	5.22	1.25 to 2.50	1.22	to	(0.01)
	12/31/2004	11,917	1.35	to	1.30	15,579	4.15	1.25 to 2.50	7.09	to	5.78
	12/31/2003	10,162	1.26	to	1.23	12,461	1.71	1.25 to 2.50	15.71	to	14.30
	12/31/2002	2,000	1.09	to	1.07	2,162	7.76	1.25 to 2.50	5.70	to	4.42
Fidelity-VIP Equity-Income
	12/31/2006	67,409	1.51	to	1.41	96,004	2.95	1.25 to 2.50	18.45	to	17.01
	12/31/2005	71,061	1.27	to	1.21	86,343	1.48	1.25 to 2.50	4.27	to	3.00
	12/31/2004	79,161	1.22	to	1.17	92,753	1.45	1.25 to 2.50	9.86	to	8.51
	12/31/2003	85,422	1.11	to	1.08	92,237	0.90	1.25 to 2.50	28.42	to	26.86
	12/31/2002	42,080	0.86	to	0.85	35,829	0.23	1.25 to 2.50	(18.18)	to	(19.18)
Fidelity-VIP Growth
	12/31/2006	7,097	1.09	to	1.02	7,241	0.17	1.25 to 2.50	5.26	to	3.98
	12/31/2005	8,305	1.03	to	0.98	8,149	0.31	1.25 to 2.50	4.20	to	2.94
	12/31/2004	11,147	0.99	to	0.95	10,625	0.14	1.25 to 2.50	1.85	to	0.60
	12/31/2003	9,069	0.97	to	0.95	8,593	0.13	1.25 to 2.50	30.91	to	29.31
	12/31/2002	12,388	0.74	to	0.73	9,088	0.15	1.25 to 2.50	(31.16)	to	(32.00)
Fidelity-VIP High Income
	12/31/2006	—	1.57	to	1.47	—	0.00	1.25 to 2.50	9.66	to	8.32
	12/31/2005	—	1.43	to	1.36	—	0.00	1.25 to 2.50	1.05	to	(0.18)
	12/31/2004	—	1.41	to	1.36	—	0.00	1.25 to 2.50	8.03	to	6.71
	12/31/2003	—	1.31	to	1.27	—	6.98	1.25 to 2.50	25.19	to	23.67
	12/31/2002	2,000	1.05	to	1.03	2,076	10.73	1.25 to 2.50	2.03	to	0.78

41

Separate Account VA J of Transamerica Life

Insurance Company - Immediate Income Builder II

Notes to Financial Statements

December 31, 2006

4.	Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Fidelity-VIP Contrafund®
	12/31/2006	142,759	$1.69	to	$1.59	$227,242	0.99%	1.25% to 2.50%	10.06%	to	8.72%
	12/31/2005	151,561	1.54	to	1.46	221,762	0.13	1.25 to 2.50	15.21	to	13.81
	12/31/2004	169,766	1.33	to	1.28	217,892	0.21	1.25 to 2.50	13.73	to	12.34
	12/31/2003	179,386	1.17	to	1.14	204,823	0.29	1.25 to 2.50	26.61	to	25.07
	12/31/2002	101,892	0.93	to	0.91	93,032	0.07	1.25 to 2.50	(10.72)	to	(11.81)
Fidelity-VIP Investment Grade Bond
	12/31/2006	91,570	1.19	to	1.12	103,522	3.85	1.25 to 2.50	2.85	to	1.60
	12/31/2005	98,597	1.16	to	1.10	109,471	3.49	1.25 to 2.50	0.64	to	(0.58)
	12/31/2004	93,596	1.15	to	1.11	103,830	4.18	1.25 to 2.50	2.90	to	1.64
	12/31/2003	101,416	1.12	to	1.09	110,687	3.31	1.25 to 2.50	3.65	to	2.38
	12/31/2002	90,245	1.08	to	1.07	96,219	0.34	1.25 to 2.50	8.74	to	7.41
Fidelity-VIP Growth & Income
	12/31/2006	64,653	1.30	to	1.21	82,932	0.70	1.25 to 2.50	11.47	to	10.11
	12/31/2005	68,689	1.16	to	1.10	79,042	1.35	1.25 to 2.50	6.08	to	4.79
	12/31/2004	74,082	1.10	to	1.05	80,545	0.79	1.25 to 2.50	4.22	to	2.94
	12/31/2003	79,669	1.05	to	1.02	83,303	0.92	1.25 to 2.50	21.92	to	20.43
	12/31/2002	71,005	0.86	to	0.85	61,194	1.41	1.25 to 2.50	(17.87)	to	(18.88)
Fidelity-VIP Balanced
	12/31/2006	25,128	1.30	to	1.22	31,429	1.83	1.25 to 2.50	10.13	to	8.79
	12/31/2005	26,906	1.18	to	1.12	30,781	1.99	1.25 to 2.50	4.23	to	2.96
	12/31/2004	18,339	1.13	to	1.09	19,984	1.88	1.25 to 2.50	3.85	to	2.58
	12/31/2003	19,787	1.09	to	1.06	21,021	2.86	1.25 to 2.50	15.96	to	14.55
	12/31/2002	2,000	0.94	to	0.93	1,868	2.92	1.25 to 2.50	(10.06)	to	(11.16)
Fidelity-VIP Mid Cap
	12/31/2006	123,115	2.06	to	1.93	238,611	0.18	1.25 to 2.50	11.02	to	9.67
	12/31/2005	126,440	1.85	to	1.76	223,322	0.00	1.25 to 2.50	16.56	to	15.15
	12/31/2004	129,593	1.59	to	1.53	198,238	0.00	1.25 to 2.50	23.11	to	21.61
	12/31/2003	139,966	1.29	to	1.26	176,061	0.21	1.25 to 2.50	36.55	to	34.88
	12/31/2002	190,355	0.95	to	0.93	177,533	0.29	1.25 to 2.50	(11.14)	to	(12.22)

42

Separate Account VA J of Transamerica Life

Insurance Company - Immediate Income Builder II

Notes to Financial Statements

December 31, 2006

4.	Financial Highlights (continued)

*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Series Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Series Fund in which the subaccounts invest.

**	These ratios represent the annualized contract expenses of the Mutual Fund Account, consisting primarily of mortality and expense charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Series Fund are excluded. Expense ratio(s) for periods of less than one year have been annualized.

***	These amounts represent the total return for the period indicated, including changes in the value of the underlying Series Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

43

Separate Account VA J of Transamerica Life

Insurance Company - Immediate Income Builder II

Notes to Financial Statements

December 31, 2006

5.	Administrative, Mortality, and Expense Risk Charge

Charges for administrative fees to the variable annuity contracts are an expense of the Mutual Fund Account. Transamerica Life also deducts a daily charge equal to an annual rate of .15% of the contract owner’s account for administrative expenses.

Transamerica Life deducts a daily charge for assuming certain mortality and expense risks. An annual charge of 1.25% or 2.50% (depending on the death benefit selected) is assessed.

6.	Income Taxes

Operations of the Mutual Fund Account form a part of Transamerica Life, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Mutual Fund Account are accounted for separately from other operations of Transamerica Life for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from Transamerica Life. Under existing federal income tax laws, the income of the Mutual Fund Account is not taxable to Transamerica Life, as long as earnings are credited under the variable annuity contracts.

7.	Dividend Distributions

Dividends are not declared by the Mutual Fund Account, since the increase in the value of the underlying investment in the Series Funds is reflected daily in the accumulation unit price used to calculate the equity value within the Mutual Fund Account. Consequently, a dividend distribution by the underlying Series Funds does not change either the accumulation unit price or equity values within the Mutual Fund Account.

44

PART C

OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements

All required financial statements are included in Part B of this Registration Statement.

(b)	Exhibits:

	(1)	(a	)	Resolution of the Board of Directors of Transamerica Life Insurance Company of New York authorizing establishment of the Separate Account. Note 10.

	(2)			Not Applicable.

	(3)	(a	)	Principal Underwriting Agreement by and between Transamerica Life Insurance Company of New York, on its own behalf and on the behalf of the Separate Account, and AFSG Securities Corporation. Note 10.

		(a	)(1)	Form of Amendment No. 8 and Novation to Amended and Restated Principal Underwriting Agreement. Note 23.

		(b	)	Form of Broker/Dealer Supervision and Sales Agreement by and between AFSG Securities Corporation and the Broker/Dealer. Note 10.

	(4)			Form of Contract. Note 1.

	(5)			Form of Application. Note 16.

	(6)	(a	)	Articles of Incorporation of Transamerica Life Insurance Company, Inc. Note 2.

		(b	)	By Laws of Transamerica Life Insurance Company, Inc. Note 2.

	(7)			Reinsurance Agreement. Note 18.

	(8)	(a	)(1)	Participation Agreement among WRL Series Fund, Inc., Western Reserve Life Assurance Co. of Ohio, and PFL Life Insurance Company. Note 3.

		(a	)(2)	Amendment No. 16 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company. Note 2.

		(a	)(3)	Amendment No. 17 to Participation Agreement among WRL Series Fund, Inc., Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company. Note 4.

		(a	)(4)	Amendment No. 18 to Participation Agreement among AEGON/Transamerica Series Fund, Inc., Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company, Transamerica Occidental Life Insurance Company and Transamerica Insurance and Annuity Company. Note 11.

		(a	)(5)	Amendment No. 31 to Participation Agreement (AEGON/Transamerica). Note 18.

		(a	)(6)	Amendment No.32 to Participation Agreement (AEGON/Transamerica) Note 20.

		(b	)(1)	Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., Transamerica Life Insurance Company and AFSG Securities Corporation. Note 5.

		(b	)(2)	Amendment No. 5 to Participation Agreement among AIM Variable Insurance Funds, AIM Distributors, Inc., Transamerica Life Insurance Company and AFSG Securities Corporation. Note 12.

(c)	(1)	Dreyfus Fund Participation Agreement. Note 11.
(c)	(2)	Amendment No. 1 to the Fund Participation Agreement. Note 11.
(d)	(1)	Participation Agreement among MFS Variable Insurance Trust, PFL Life Insurance Company and Massachusetts Financial Services Company. Note 6.
(d)	(2)	Partial Termination of Participation Agreement among MFS Variable Insurance Trust, PFL Life Insurance Company and Massachusetts Financial Services Company. Note 7.
(d)	(3)	Amendment to Participation Agreement among MFS Variable Insurance Trust, Transamerica Life Insurance Company and Massachusetts Financial Services Company. Note 12.
(e)	(1)	Nations Fund Participation Agreement. Note 13.
(f)	(1)	Participation Agreement among Oppenheimer Variable Account Funds, Oppenheimerfunds, Inc. and PFL Life Insurance Company. Note 6.
(f)	(2)	Amendment No. 6 to Participation Agreement among Oppenheimer Variable Account Funds, Oppenheimerfunds, Inc. and Transamerica Life Insurance Company. Note 15.
(g)	(1)	Participation Agreement among WRL Series Fund, Inc., Western Reserve Life Assurance Co. of Ohio, and PFL Life Insurance Company (previously under Transamerica Variable Insurance Funds, Inc.) Note 3.
(g)	(2)	Amendment No. 16 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company. Note 14.
(g)	(3)	Amendment No. 17 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company. Note 4.
(g)	(4)	Amendment No. 20 to Participation Agreement
		among AEGON/Transamerica Series Fund, Inc., Transamerica Life Insurance, Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company, Transamerica Occidental Life Insurance Company and Transamerica Life Insurance and Annuity Company. Note 15.
(h)	(1)	Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and PFL Life Insurance Company. Note 8.
(h)	(2)	Amendment No. 4 to Participation Agreement. Note 11.
(h)	(3)	Amended Schedule A to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 11.
(i)	(1)	Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and PFL Life Insurance Company. Note 8.
(i)	(2)	Amendment No. 4 to Participation Agreement. Note 11.
(i)	(3)	Amended Schedule A to Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 11.
(j)	(1)	Participation Agreement among Variable Insurance
		Products Fund III, Fidelity Distributors
		Corporation and PFL Life Insurance Company. Note 9.
(j)	(2)	Amendment No. 2 to Participation Agreement. Note 11.
(j)	(3)	Amendment Schedule A to Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 11.
(8)	(k)	Amended and Restated Participation Agreement among Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 22.
(9)	(a)	Opinion and Consent of Counsel. Note 23.
(9)	(b)	Consent of Counsel. Note 23.
(10)	(a)	Consent of Independent Registered Public Accounting Firm. Note 23.
	(b)	Opinion and Consent of Actuary. Note 22.
(11)		Not applicable.
(12)		Not applicable.
(13)		Performance Data Calculations. Note 22.
(14)		Powers of Attorney. (P.S. Baird, C.D. Vermie, L.N.
		Norman, B. Herbert, Jr., D.C. Kolsrud, R.J. Kontz, (Ronald Ziegler) Note 19.
		B.K. Clancy) Note 10. (Christopher H. Garrett, Arthur C. Schneider) Note 16. (James A. Beardsworth) Note 21. (Brenda K. Clancy, Larry N. Norman, Arthur C. Schneider, Craig D. Vermie, Ronald L. Ziegler, James A. Beardsworth, and Eric J. Martin). Note 23.

Note 1.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-61063) on December 11, 1998.
Note 2.	Incorporated herein by reference to the Initial filing of Registrant’s Form N-4 Registration Statement (File No. 333-62738) on June 11, 2001.

Note 3.	Incorporated herein by reference to Post-Effective Amendment No. 1 to form N-4 Registration Statement (File No. 333-26209) on April 29, 1998.
Note 4.	Incorporated herein by reference to Post-Effective Amendment No. 25 to Form N-4 Registration Statement (File No. 33-33085) on April 27, 2001.
Note 5.	Incorporated herein by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 333-7509) on July 16, 1998.
Note 6.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-7509) on December 23, 1997.
Note 7.	Incorporated herein by reference to Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 333-7509) on April 29, 1999.
Note 8.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 registration Statement (File No. 333-07509) on December 6, 1996.
Note 9.	Incorporated herein by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-7509) on April 29, 1997.
Note 10.	Filed with Initial Filing to this Form N-4 Registration Statement (File No. 333-63086) on June 15, 2001.
Note 11.	Filed with Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-63086) On September 13, 2001.
Note 12.	Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-62738) on January 18, 2002.
Note 13.	Incorporated by reference to Post-Effective Amendment No. 11 to Form N-4 Registration Statement (File No. 333-7509) on January 18, 2002.
Note 14.	Incorporated by reference to Initial Filing to Form N-4 Registration Statement (File No. 333-62738) on June 11, 2001.
Note 15.	Filed with Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-63086) on April 30, 2002.
Note 16.	Filed with Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-63086) on April 30, 2003.
Note 17.	Filed with Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 333-63086) on April 30, 2004.
Note 18.	Incorporated herein by reference to Post-Effective Amendment No.2. to Form N-4 Registration Statement (File No. 333-109580) on January 7, 2005.
Note 19.	Incorporated herein by reference to Initial Filing to N-4 Registration Statement (File No. 333-116562) on June 17, 2004.
Note 20.	Filed with Post-Effective Amendment No.4 to Form N-4 Registration Statement (File No. 333-63086) on April 29, 2005.
Note 21.	Incorporated herein by reference to Post-Effective Amendment No. 38 to Form N-4 Registration Statement (File No. 33-33085) on September 12, 2005.
Note 22.	Filed with Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 333-63086) on April 28, 2006.
Note 23.	Filed herewith.

Item 25.     Directors and Officers of the Depositor (Transamerica Life Insurance Company)

Name and Business Address	Principal Positions and Offices with Depositor
Larry N. Norman 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director, Chairman of the Board and President
Ronald L. Ziegler 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director and Vice President
Craig D. Vermie 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director, Senior Vice President, Secretary and General Counsel
Arthur C. Schneider 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director, Chief Tax Officer, and Senior Vice President
Eric J. Martin 4333 Edgewood Road, N.E Cedar Rapids, Iowa 52499-0001	Vice President and Corporate Controller
Brenda K. Clancy 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director, Executive Vice President, and Chief Operations Officer
James A. Beardsworth 4333 Edgewood Road N.E. Cedar Rapids, Iowa 52499-0001	Treasurer and Senior Vice President

Item 26. Persons Controlled by or under Common Control With the Depositor or Registrant.

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Academy Alliance Holdings Inc.	Canada	100% Creditor Resources, Inc.	Holding company

Academy Alliance Insurance Inc.	Canada	100% Creditor Resources, Inc.	Insurance

Academy Insurance Group, Inc.	Delaware	100% Commonwealth General Corporation	Holding company

ADB Corporation, L.L.C.	Delaware	100% AUSA Holding Company	Special purpose limited Liability company

AEGON Alliances, Inc.	Virginia	100% Benefit Plans, Inc.	Insurance company marketing support

AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor

AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Canada Inc. (“ACI”)	Canada	100% TIHI	Holding company

AEGON Capital Management, Inc.	Canada	100% AEGON Canada Inc.	Portfolio management company/investment adviser

AEGON Dealer Services Canada, Inc.	Canada	100% 1490991 Ontario Limited	Mutual fund dealership

AEGON Derivatives N.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Direct Marketing Services, Inc.	Maryland	100% Monumental Life Insurance Company	Marketing company

AEGON DMS Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company

AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Co.	Marketing

AEGON Fund Management, Inc.	Canada	100% AEGON Canada Inc.	Mutual fund manager

AEGON Funding Corp.	Delaware	100% AEGON USA, Inc.	Issue debt securities-net proceeds used to make loans to affiliates

AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and administrative services to insurance companies

AEGON International N.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Ireland Services Limited	Ireland	100% AEGON Ireland Holding B.V.	Provides the services of staff and vendors to AEGON Financial Assurance Ireland, Limited and AEGON Global Institutional Markets plc

AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Holding company

AEGON N.V.	Netherlands	22.72% of Vereniging AEGON Netherlands Membership Association	Holding company

AEGON Nederland N.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Nevak Holding B.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies

AEGON U.S. Corporation	Iowa	AEGON U.S. Holding Corporation owns 12,962 shares; AEGON USA, Inc. owns 3,238 shares	Holding company

AEGON U.S. Holding Corporation	Delaware	1056 shares of Common Stock owned by Transamerica Corp.; 225 shares of Series A Voting Preferred Stock owned by Transemorica Coporation	Holding company

AEGON USA Investment Management, Inc.	Iowa	100% AUSA Holding Co.	Investment advisor

AEGON USA Investment Management, LLC	Iowa	100% AEGON USA, Inc.	Investment advisor

AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company

AEGON USA Realty Advisors, Inc.	Iowa	100% AUSA Holding Co,	Administrative and investment services

AEGON USA Travel and Conference Services LLC	Iowa	100% Money Services, Inc.	Travel and conference services

As of 1/1/2007	Page 1

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON USA, Inc.	Iowa	10 shares Series A Preferred Stock owned by AEGON U.S Holding Corporation; 150,000 shares of Class B Non-Voting Stock owned by AEGON U.S. Corporation; 120 shares Voting Common Stock owned by AEGON U.S Corporation	Holding company

AEGON/Transamerica Series Trust	Delaware	100% AEGON/Transamerica Fund Advisors, Inc.	Mutual fund

AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Broker-Dealer

ALH Properties Eight LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Eleven LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Fifteen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Five LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Four LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Nine LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Seven LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Seventeen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Sixteen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Ten LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Twelve LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Two LLC	Delaware	100% FGH USA LLC	Real estate

American Bond Services LLC	Iowa	100% Transamerica Life Insurance Company (sole member)	Limited liability company

Ammest Realty Corporation	Texas	100% Monumental Life Insurance Company	Special-purpose subsidiary

Ampac Insurance Agency, Inc. (EIN 23-1720755)	Pennsylvania	100% Commonwealth General Corporation	Provider of management support services

Ampac, Inc.	Texas	100% Academy Insurance Group, Inc.	Managing general agent

Apple Partners of Iowa LLC	Iowa	Members: 58.13% Monumental Life Insurance Company; 41.87% Peoples Benefit Life Insurance Company	Hold title on Trustee’s Deeds on secured property

ARC Reinsurance Corporation	Hawaii	100% Transamerica Corp,	Property & Casualty Insurance

ARV Pacific Villas, A California Limited Partnership	California	General Partners - Transamerica Affordable Housing, Inc. (0.5%); Non-Affiliate of AEGON, Jamboree Housing Corp. (0.5%). Limited Partner: TOLIC (99%)	Property

AUSA Holding Company	Maryland	100% AEGON USA, Inc.	Holding company

AUSA Merger Sub, Inc.	Delaware	100% AUSA Holding Company	Special purpose

AUSACAN LP	Canada	General Partner - AUSA Holding Co. (1%); Limited Partner - First AUSA Life Insurance Company (99%)	Inter-company lending and general business

Bankers Financial Life Ins. Co.	Arizona	100% Voting Common Stock - First AUSA Life Insurance Co. Class B Common stock is allocated 75% of total cumulative vote. Class A Common stock is allocated 25% of total cumulative vote.	Insurance

Bay Area Community Investments I, LLC	California	70% LIICA; 30% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Bay State Community Investments I, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Bay State Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Benefit Plans, Inc.	Delaware	100% Commonwealth General Corporation	Inactive

As of 1/1/2007	Page 2

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
BF Equity LLC	New York	100% RCC North America LLC	Real estate

Buena Sombra Insurance Agency, Inc.	Maryland	91,790 shares of common stock owned by Commonwealth General Corporation; 8,210 shares of common stock owned by Peoples Benefit Life Insurance Company	Insurance agency

Canadian Premier Holdings Ltd.	Canada	100% AEGON DMS Holding B.V.	Holding company

Canadian Premier Life Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company

Capital General Development Corporation	Delaware	2.64 shares of common stock owned by AEGON USA, Inc.; 10 shares of common stock owned by Commonwealth General Corporation	Holding company

Capital Liberty, L.P.	Delaware	99.0% Monumental Life Insurance Company (Limited Partner); 1.0% Commonwealth General Corporation (General Partner)	Holding company

Commonwealth General Corporation (“CGC”)	Delaware	100% AEGON U.S. Corporation	Holding company

Consumer Membership Services Canada Inc.	Canada	100% Canadian Premier Holdings Ltd.	Marketing of credit card protection membership services in Canada

Cornerstone International Holdings Ltd.	UK	100% AEGON DMS Holding B.V.	Holding company

CRC Creditor Resources Canadian Dealer Network Inc.	Canada	100% Creditor Resources, Inc.	Insurance agency

Creditor Resources, Inc.	Michigan	100% AUSA Holding Co.	Credit insurance

CRI Canada Inc.	Canada	100% Creditor Resources, Inc.	Holding company

CRI Credit Group Services Inc.	Canada	100% Creditor Resources, Inc.	Holding company

CRI Systems, Inc.	Maryland	100% Creditor Resources, Inc.	Technology

Diversified Actuarial Services, Inc.	Massachusetts	100% Diversified Investment Advisors, Inc.	Employee benefit and actuarial consulting

Diversified Investment Advisors, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor

Diversified Investors Securities Corp.	Delaware	100% Diversified Investment Advisors, Inc.	Broker-Dealer

Edgewood IP, LLC	Iowa	100% TOLIC	Limited liability company

FGH Eastern Region LLC	Delaware	100% FGH USA LLC	Real estate

FGH Realty Credit LLC	Delaware	100% FGH Eastern Region LLC	Real estate

FGH USA LLC	Delaware	100% RCC North America LLC	Real estate

FGP 90 West Street LLC	Delaware	100% FGH USA LLC	Real estate

FGP Burkewood, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Bush Terminal, Inc.	Delaware	100% FGH Realty Credit LLC	Real estate

FGP Colonial Plaza, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Franklin LLC.	Delaware	100% FGH USA LLC	Real estate

FGP Herald Center, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Heritage Square, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Islandia, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Merrick, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Rockbeach, Inc	Delaware	100% FGH USA LLC	Real estate

FGP West 32nd Street, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP West Street LLC	Delaware	100% FGH USA LLC	Real estate

FGP West Street Two LLC	Delaware	100% FGH USA LLC	Real estate

Fifth FGP LLC	Delaware	100% FGH USA LLC	Real estate

Financial Planning Services, Inc.	District of Columbia	100% Ampac Insurance Agency, Inc. (EIN #27-1720755)	Special-purpose subsidiary

As of 1/1/2007	Page 3

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Financial Resources Insurance Agency of Texas	Texas	100% owned by Dan Trivers, VP & Director of Operations of Transamerica Financial Advisors, Inc., to comply with Texas insurance law	Retail sale of securities products

First FGP LLC	Delaware	100% FGH USA LLC	Real estate

Flashdance, LLC	New York	100% Transamerica Occidental Life Insurance Company	Broadway production

Force Financial Group, Inc.	Delaware	100% Academy Insurance Group, Inc.	Special-purpose subsidiary

Fourth FGP LLC	Delaware	100% FGH USA LLC	Real estate

Garnet Assurance Corporation	Kentucky	100% Life Investors Insurance Company of America	Investments

Garnet Assurance Corporation II	Iowa	100% Monumental Life Insurance Company	Business investments

Garnet Community Investments I, LLC	Delaware	100% Life Investors Insurance Company of America	Securities

Garnet Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Securities

Garnet Community Investments III, LLC	Delaware	100% Transamerica Occidental Life Insurance Company	Business investments

Garnet Community Investments IV, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments V, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VI, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VIII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments IX, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments X, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments XI, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments XII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet LIHTC Fund I, LLC	Delaware	Members: Garnet Community Investments I, LLC (0.01%); Goldenrod Asset Management, Inc.—a non-affiliate of AEGON (99.99%)	Investments

Garnet LIHTC Fund II, LLC	Delaware	Members: Garnet Community Investments II, LLC (0.01%); Metropolitan Life Insurance Company, a non-affiliate of AEGON (99.99%)	Investments

Garnet LIHTC Fund III, LLC	Delaware	Members: Garnet Community Investments III, LLC (0.01%); Jefferson-Pilot Life Insurance Company, a non-affiliate of AEGON (99.99%)	Investments

Garnet LIHTC Fund IV, LLC	Delaware	Members: Garnet Community Investments IV, LLC (0.01%); Goldenrod Asset Management, Inc.—a non-affiliate of AEGON (99.99%)	Investments

As of 1/1/2007	Page 4

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund V, LLC	Delaware	Members: Garnet Community Investments V, LLC (0.01%); Lease Plan North America, Inc., a non-affiliate of AEGON (99.99%)	Investments

Garnet LIHTC Fund VI, LLC	Delaware	Members: Garnet Community Investments VI, LLC (0.01%); Pydna Corporation, a non-affiliate of AEGON (99.99%)	Investments

Garnet LIHTC Fund VII, LLC	Delaware	Members: Garnet Community Investmetns VII, LLC (0.01%); Washington Mutual Bank, a non-affiliate of AEGON (99.99%)	Investments

Garnet LIHTC Fund VIII, LLC	Delaware	Members: Garnet Community Investments VIII, LLC (0.01%); Washington Mutual Bank, a non-affiliate of AEGON (99.99%)	Investments

Garnet LIHTC Fund IX, LLC	Delaware	100% Garnet Community Investments IX, LLC	Investments

Garnet LIHTC Fund X, LLC	Delaware	100% Garnet Community Investments X, LLC	Investments

Garnet LIHTC Fund XI, LLC	Delaware	100% Garnet Community Investments XI, LLC	Investments

Garnet LIHTC Fund XII, LLC	Delaware	100% Garnet Community Investments XII, LLC	Investments

Gemini Investments, Inc.	Delaware	100% TLIC	Investment subsidiary

Global Preferred Re Limited	Bermuda	100% GPRE Acquisition Corp.	Reinsurance

Global Premier Reinsurance Company, Ltd.	British Virgin	100% Commonwealth General Corporation	Reinsurance company

GPRE Acquisition Corp.	Delaware	100% AEGON N.V.	Acquisition company

Great Companies, L.L.C.	Iowa	100% Money Services, Inc.	Markets & sells mutual funds & individually managed accounts

Hott Feet Development LLC	New York	100% Transamerica Occidental Life Insurance Company	Broadway production

In the Pocket LLC	New York	100% Transamerica Occidental Life Insurance Company	Broadway production

Innergy Lending, LLC	Delaware	50% World Financial Group, Inc.; 50% ComUnity Lending, Inc.(non-AEGON entity)	Lending

InterSecurities, Inc.	Delaware	100% AUSA Holding Co.	Broker-Dealer

InterSecurities Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

Investment Advisors International, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Investment advisor

Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Co.	Leases business equipment

Iowa Fidelity Life Insurance Co.	Arizona	Ordinary common stock is allowed 60% of total cumulative vote. Participating common stock is allowed 40% of total cumulative vote. First AUSA Life Insurance Co.	Insurance

JMH Operating Company, Inc.	Mississippi	100% People’s Benefit Life Insurance Company	Real estate holdings

Legacy General Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company

Life Investors Alliance, LLC	Delaware	100% LIICA	Purchase, own, and hold the equity interest of other entities

As of 1/1/2007	Page 5

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Life Investors Insurance Company of America	Iowa	679,802 shares Common Stock owned by AEGON USA, Inc.; 504,033 shares Series A Preferred Stock owned by AEGON USA, Inc.	Insurance

LIICA Holdings, LLC	Delaware	Sole Member: Life Investors Insurance Company of America	To form and capitalize LIICA Re I, Inc.

LIICA Re I, Inc.	Vermont	100% LIICA Holdings, LLC	Captive insurance company

LIICA Re II, Inc.	Vermont	100% Life Investors Insurance Company of America	Captive insurance company

Massachusetts Fidelity Trust Co.	Iowa	100% AUSA Holding Co.	Trust company

Money Concepts (Canada) Limited	Canada	100% National Financial Corporation	Financial services, marketing and distribution

Money Services, Inc.	Delaware	100% AUSA Holding Co.	Provides financial counseling for employees and agents of affiliated companies

Monumental General Administrators, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Provides management srvcs. to unaffiliated third party administrator

Monumental General Insurance Group, Inc.	Maryland	100% AUSA Holding Co.	Holding company

Monumental Life Insurance Company	Maryland	73.23% Capital General Development Company; 26.77% First AUSA Life Insurance Company	Insurance Company

National Association Management and Consultant Services, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides actuarial consulting services

National Financial Corporation	Canada	100% AEGON Canada, Inc.	Holding company

National Financial Insurance Agency, Inc.	Canada	100% 1488207 Ontario Limited	Insurance agency

NEF Investment Company	Calfornia	100% TOLIC	Real estate development

New Markets Community Investment Fund, LLC	Iowa	50% AEGON Institutional Markets, Inc.; 50% AEGON USA Realty Advisors, Inc.	Community development entity

Pensaprima, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Investments

Peoples Benefit Life Insurance Company	Iowa	76.3% Monumental Life Insurance Company; 20% Capital Liberty, L.P.; 3.7% CGC	Insurance Company

Peoples Benefit Services, Inc.	Pennsylvania	100% Veterans Life Insurance Company	Special-purpose subsidiary

Premier Solutions Group, Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance

Primus Guaranty, Ltd.	Bermuda	Partners are: Transamerica Life Insurance Company (13.1%) and non-affiliates of AEGON: XL Capital, Ltd. (34.7%); CalPERS/PCG Corporate Partners Fund, LLC (13.0%); Radian Group (11.1%). The remaining 28.1% of stock is publicly owned.	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.

Prisma Holdings, Inc. I	Delaware	100% AUSA Holding Co.	Holding company

Prisma Holdings, Inc. II	Delaware	100% AUSA Holding Co.	Holding company

Pyramid Insurance Company, Ltd.	Hawaii	100% Transamerica Corp.	Property & Casualty Insurance

Quantitative Data Solutions, LLC	Delaware	100% owned by TOLIC	Special purpose corporation

Quest Membership Services, Inc.	Delaware	100% Commonwealth General Corporation	Travel discount plan

RCC North America LLC	Delaware	100% AEGON USA, Inc.	Real estate

RCC Properties Limited Partnership	Iowa	AEGON USA Realty Advisors, Inc. is General Partner and 5% owner; all limited partners are RCC entities within the RCC group	Limited Partnership

As of 1/1/2007	Page 6

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Real Estate Alternatives Portfolio 1 LLC	Delaware	Members: 38.356% Transamerica Life Insurance Co.; 34.247% TOLIC; 18.356% LIICA; 6.301% Monumental Life Insurance Co.; 2.74% Transamerica Financial Life Insurance Co.	Real estate alternatives investment

Real Estate Alternatives Portfolio 2 LLC	Delaware	Members: 59.5% Transamerica Life Insurance Co.; 30.75% TOLIC; 22.25%; Transamerica Financial Life Insurance Co.; 2.25% Stonebridge Life Insurance Co.	Real estate alternatives investment

Real Estate Alternatives Portfolio 3 LLC	Delaware	Members: 30.4% Transamerica Life Insurance Co.; 23% TOLIC; 1% Stonebridge Life Insurance Co.; 11% LIICA; 14% PBLIC; 5% MLIC	Real estate alternatives investment

Real Estate Alternatives Portfolio 3A, Inc.	Delaware	33.4% owned by Life Investors Insurance Company of America; 32% owned by Peoples Benefit Life Insurance Company; 10% owned by Transamerica Occidental Life Insurance Company; 9.4% owned by Monumental Life Insurance Company; 9.4% owned by Transamerica Financial Life Insurance Company; 1% owned by Stonebridge Life Insurance Company	Real estate alternatives investment

Real Estate Alternatives Portfolio 4HR, LLC	Delaware	34% owned by Transamerica Life Insurance Company; 30% owned by Transamerica Occidental Life Insurance Company; 22% owned by Monumental Life Insurance Company; 10% owned by Peoples Benefit Life Insurance Company; 4% owned by Transamerica Financial Life Insurance Company	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment

Real Estate Alternatives Portfolio 4MR, LLC	Delaware	34% owned by Transamerica Life Insurance Company; 30% owned by Transamerica Occidental Life Insurance Company; 22% owned by Monumental Life Insurance Company; 10% owned by Peoples Benefit Life Insurance Company; 4% owned by Transamerica Financial Life Ins	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment

Realty Information Systems, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Information Systems for real estate investment management

Retirement Project Oakmont	CA	General Partners: Trransamerica Products, Inc.; TOLIC; Transameirca Oakmont Retirement Associates, a CA limited partnership. Co-General Partners of Transamerica Oakmont Retirement Associates are Transamerica Oakmont Corp. and Transamerica Products I (Administrative General Partner).	Senior living apartment complex

River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company

As of 1/1/2007	Page 7

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Second FGP LLC	Delaware	100% FGH USA LLC	Real estate

Seventh FGP LLC	Delaware	100% FGH USA LLC	Real estate

Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Holding company

South Glen Apartments, LLC	Iowa	100% Transamerica Affordable Housing, Inc.	Limited liability company

Southwest Equity Life Ins. Co.	Arizona	100% of Common Voting Stock AEGON USA, Inc.	Insurance

Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan

Stonebridge Casualty Insurance Company	Ohio	100% AEGON USA, Inc.	Insurance company

Stonebridge Group, Inc.	Delaware	100% Commonwealth General Corporation	General purpose corporation

Stonebridge International Insurance Ltd.	UK	100% Cornerstone International Holdings Ltd.	General insurance company

Stonebridge International Marketing Ltd.	UK	100% Cornerstone International Holdings Ltd.	Marketing

Stonebridge Life Insurance Company	Vermont	100% Commonwealth General Corporation	Insurance company

Stonebridge Reinsurance Company	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

TA Air XI, Corp.	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation

TAH-MCD IV, LLC	Iowa	100% Transamerica Affordable Housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership

TBC III, Inc.	Delaware	100% TFCFC Asset Holdings, Inc.	Special purpose corporation

TBK Insurance Agency of Ohio, Inc.	Ohio	500 shares non-voting common stock owned by Transamerica Financial Advisors, Inc.; 1 share voting common stock owned by James Krost	Variable insurance contract sales in state of Ohio

TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property

TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

TCFC Employment, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Used for payroll for employees at TFC

TFC Properties, Inc.	Delaware	100% Transamerica Corporation	Holding company

The AEGON Trust Advisory Board: Donald J. Shepard, Joseph B.M. Streppel, Alexander R. Wynaendts, and Craig D. Vermie	Delaware		Voting Trust

The Insurance Agency for the American Working Family, Inc.	Maryland	100% Veterans Life Insurance Company	Insurance

The RCC Group, Inc.	Delaware	100% FGH USA LLC	Real estate

TIHI Mexico, S. de R.L. de C.V.	Mexico	95% TIHI; 5% TOLIC	To render and receive all kind of administrative, accountant, mercantile and financial counsel and assistance to and from any other Mexican or foreign corporation, whether or not this company is a shareholder of them

Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company

Transamerica Affordable Housing, Inc.	California	100% TRS	General partner LHTC Partnership

As of 1/1/2007	Page 8

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Annuity Service Corporation	New Mexico	100% TSC	Performs services required for structured settlements

Transamerica Aviation LLC	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation

Transamerica Capital, Inc.	California	100% AUSA Holding Co.	Broker/Dealer

Transamerica China Investments Holdings Limited	Hong Kong	99% TOLIC	Holding company

Transamerica Commercial Finance Corporation, I	Delaware	100% TFC	Holding company

Transamerica Consultora Y Servicios Limitada	Chile	95% TOLIC; 5% Transamerica International Holdings, Inc.	Special purpose limited liability corporation

Transamerica Consumer Finance Holding Company	Delaware	100% TCFC Asset Holdings, Inc.	Consumer finance holding company

Transamerica Corporation	Delaware	100% The AEGON Trust	Major interest in insurance and finance

Transamerica Corporation (Oregon)	Oregon	100% Transamerica Corp.	Holding company

Transamerica Direct Marketing Asia Pacific Pty Ltd.	Australia	100% AEGON DMS Holding B.V.	Holding company

Transamerica Direct Marketing Australia Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Marketing/operations company

Transamerica Direct Marketing Group, Mexico S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide management advisory and technical consultancy services.

Transamerica Direct Marketing Group-Mexico Servicios S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.

Transamerica Direct Marketing Japan K.K.	Japan	100% AEGON DMS Holding B.V.	Marketing company

Transamerica Direct Marketing Korea Ltd.	Korea	99% AEGON DMS Holding B.V.: 1% AEGON International N.V.	Marketing company

Transamerica Direct Marketing Taiwan, Ltd.	Taiwan	100% AEGON DMS Holding B.V.	Authorized business: Enterprise management consultancy, credit investigation services, to engage in business not prohibited or restricted under any law of R.O.C., except business requiring special permission of government

Transamerica Direct Marketing (Thailand), Ltd.	Thailand	93% Transamerica International Direct Marketing Consultants, LLC; remiaining 7% held by various AEGON employees	Marketing of insurance products in Thailand

Transamerica Distribution Finance - Overseas, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Commercial Finance

Transamerica Finance Corporation (“TFC”)	Delaware	100% Transamerica Corp.	Commercial & Consumer Lending & equipment leasing

Transamerica Financial Advisors, Inc.	Delaware	100% TSC	Broker/dealer

Transamerica Financial Institutions,Inc.	Minnesota	100% AEGON Financial Services Group,Inc.	Inactive

Transamerica Financial Life Insurance Company	New York	87.40% AEGON USA, Inc.; 12.60% TOLIC	Insurance

Transamerica Financial Resources Ins. Agency of Alabama, Inc.	Alabama	100% Transamerica Financial Advisors, Inc.	Insurance agent & broker

Transamerica Fund Advisors, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 77%; AUSA Holding Co. owns - 23%	Fund advisor

Transamerica Fund Services, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 44%; AUSA Holding Company owns 56%	Mutual fund

Transamerica Funding LP	U.K.	99% Transamerica Leasing Holdings, Inc.; 1% Transamerica Commercial Finance Corporation, I	Intermodal leasing

Transamerica Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company

As of 1/1/2007	Page 9

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Home Loan	California	100% Transamerica Finance Corporation	Consumer mortgages

Transamerica IDEX Mutual Funds	Delaware	100% AEGON/Transamerica Fund Advisers, Inc.	Mutual fund

Transamerica Income Shares, Inc.	Maryland	100% AEGON/Transamerica Fund Advisers, Inc.	Mutual fund

Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary

Transamerica Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.

Transamerica International Direct Marketing Group, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Marketing arm for sale of mass marketed insurance coverage

Transamerica International Holdings, Inc.	Delaware	100% AEGON USA, Inc.	Investments

Transamerica International RE (Bermuda) Ltd.	Bermuda	100% AEGON USA, Inc.	Reinsurance

Transamerica Investment Management, LLC	Delaware	80% Transamerica Investment Services, Inc. as Original Member; 20% owned by Professional Members (employees of Transamerica Investment Services, Inc.)	Investment advisor

Transamerica Investment Services, Inc. (“TISI”)	Delaware	100% Transamerica Corp.	Holding company

Transamerica Investors, Inc.	Maryland	Maintains advisor status	Advisor

Transamerica Leasing Holdings, Inc.	Delaware	100% Transamerica Finance Corporation	Holding company

Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Occidental Life Insurance Company	Long-term life insurer in Bermuda—will primarily write fixed universal life and term insurance

Transamerica Life Canada	Canada	AEGON Canada Inc. owns 9,600,000 shares of common stock; AEGON International N.V. owns 3,568,941 shares of common stock and 184,000 shares of Series IV Preferred stock.	Life insurance company

Transamerica Life Insurance Company	Iowa	316,955 shares Common Stock owned by Transamerica Occidental Life Insurance Company; 87,755 shares Series B Preferred Stock owned by AEGON USA, Inc.	Insurance

Transamerica Marketing E Correctora De Seguros De Vida Do Brazil Ltda.	Brazil	749,000 quotes shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International N.V.	Brokerage company

Transamerica Mezzanine Financing Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Minerals Company	California	100% TRS	Owner and lessor of oil and gas properties

Transamerica Oakmont Corporation	California	100% Transamerica Products, Inc.	General partner retirement properties

Transamerica Oakmont Retirement Associates	California	Co-General Partners are Transamerica Oakmont Corporation and Transamerica Products I (Administrative General Partner)	Senior living apartments

As of 1/1/2007	Page 10

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Occidental Life Insurance Company (“TOLIC”)	Iowa	1,104,117 shares Common Stock owned by Transamerica Service Company; 1,103,466 shares of Preferred Stock owned by Transamerica Corporation	Life Insurance

Transamerica Occidental’s Separate Account Fund C	California	100% TOLIC	Mutual fund

Transamerica Pacific Insurance Company, Ltd.	Hawaii	100% Transamerica Corp.	Life insurance

Transamerica Products, Inc. (“TPI”)	California	100% TSC	Holding company

Transamerica Pyramid Properties LLC	Iowa	100% TOLIC	Realty limited liability company

Transamerica Re Consultoria em Seguros e Servicos Ltda	Brazil	95% TOLIC; 5% Transamerica International Holdings, Inc.	Insurance and reinsurance consulting

Transamerica Realty Investment Properties LLC	Delaware	100% TOLIC	Realty limited liability company

Transamerica Realty Services, LLC (“TRS”)	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate investments

Transamerica Retirement Communities S.F., Inc.	Delaware	100% TFC Properties, Inc.	Inactive

Transamerica Retirement Communities S.J., Inc.	Delaware	100% TFC Properties, Inc.	Inactive

Transamerica Securities Sales Corp.	Maryland	100% TSC	Life insurance sales

Transamerica Service Company (“TSC”)	Delaware	100% TIHI	Holding company

Transamerica Small Business Capital, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Trailer Leasing AG	Switzerland	100% Transamerica Leasing Holdings, Inc.	Leasing

Transamerica Trailer Leasing Sp. Z.O.O.	Poland	100% Transamerica Leasing Holdings, Inc.	Leasing

Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing

Unicom Administrative Services, Inc.	Pennsylvania	100% Academy Insurance Group, Inc.	Provider of admin. services

United Financial Services, Inc.	Maryland	100% AEGON USA, Inc.	General agency

Universal Benefits Corporation	Iowa	100% AUSA Holding Co.	Third party administrator

USA Administration Services, Inc.	Kansas	100% TOLIC	Third party administrator

Valley Forge Associates, Inc.	Pennsylvania	100% Ampac Insurance Agency, Inc. (EIN #27-1720755)	Furniture & equipment lessor

Veterans Insurance Services, Inc.	Delaware	100% Ampac Insurance Agency, Inc. (EIN #27-1720755)	Special-purpose subsidiary

Veterans Life Insurance Company	Illinois	100% AEGON USA, Inc.	Insurance company

Westcap Investors, LLC	Delaware	100% Transamerica Investment Management, LLC	Inactive

Westcap Investors Series Fund, LLC	Delaware	Transamerica Investment Management, LLC is the Managing Member	This Series Fund is an unregistered investments vehicle for Transamerica Investment Management, LLC (former Westcap Investors, LLC) clients are Members

Western Reserve Life Assurance Co. of Ohio	Ohio	100% AEGON USA, Inc.	Insurance

WFG China Holdings, Inc.	Delaware	100% World Financial Group, Inc.	Hold interest in Insurance Agency located in Peoples Republic of China

WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency

WFG Properties Holdings, LLC	Georgia	100% World Financial Group, Inc.	Marketing

WFG Property & Casualty Insurance Agency of California, Inc.	California	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency of Nevada, Inc.	Nevada	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

As of 1/1/2007	Page 11

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
WFG Property & Casualty Insurance Agency, Inc.	Georgia	100% World Financial Group Insurance Agency, Inc.	Insurance agency

WFG Reinsurance Limited	Bermuda	100% World Financial Group, Inc.	Reinsurance

WFG Securities of Canada, Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer

World Financial Group Holding Company of Canada Inc.	Canada	100% TIHI	Holding company

World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency

World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company

World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing

World Group Securities, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Broker-dealer

Zahorik Company, Inc.	California	100% AUSA Holding Co.	Inactive

As of 1/1/2007	Page 12

Item 27.    Number of Contract Owners

As of February 28, 2007, there were 18 Contract owners.

Item 28.    Indemnification

The Iowa Code (Sections 490.850 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies producers for determining when indemnification payments can be made.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters

(a)	Transamerica Capital, Inc. serves as the principal underwriter for:

Transamerica Capital, Inc. serves as the principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA B, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VA K, Separate Account VA L, Separate Account VA P, Separate Account VA Q, Separate Account VA R, Separate Account VA S, Separate Account VA W, Separate Account VA X, Separate Account VA Y; Separate Account VA-1, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Transamerica Corporate Separate Account Sixteen, Separate Account VL A and Separate Account VUL A. These accounts are separate accounts of Transamerica Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA BNY, Separate Account VA QNY, Separate Account VA WNY, TFLIC Separate Account VNY, Separate Account VA-2LNY, TFLIC Separate Account C, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Series Annuity Account and TFLIC Series Life Account. These accounts are separate accounts of Transamerica Financial Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Peoples Benefit Life Insurance Company Separate Account I, Peoples Benefit Life Insurance Company Separate Account II and Peoples Benefit Life Insurance Company Separate Account V. These accounts are separate accounts of Peoples Benefit Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA U, Separate Account VA V, WRL Series Life Account, WRL Series Life Account G, WRL Series Life Corporate Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio.

Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA-2L, Separate Account VA-5, and Transamerica Occidental Life Separate Account VUL-3. These accounts are separate accounts of Transamerica Occidental Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA WM. This account is a separate account of Monumental Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for AEGON/Transamerica Series Trust, Transamerica IDEX Mutual Funds and Transamerica Investors, Inc.

(b) Directors and Officers of Transamerica Capital, Inc.:

Name	Principal Business Address	Position and Offices with Underwriter
Phillip S. Eckman	(2)	Director
Paula G. Nelson	(3)	Director, Chief Executive Officer and President
Larry N. Norman	(1)	Director
John Mallett	(1)	Director
Linda S. Gilmer	(1)	Executive Vice President – Finance
Frank A. Camp	(1)	Corporate Secretary
Michael W. Brandsma	(3)	Managing Director and Executive Vice President
Jay A. Hewitt	(2)	Managing Director and Executive Vice President
Robert R. Frederick	(1)	Managing Director and Executive Vice President
Lon J. Olejniczak	(1)	Managing Director and Executive Vice President
Courtney A. John	(3)	Chief Compliance Officer
Carol A. Sterlacci		Vice President
Darin D. Smith	(1)	Assistant Vice President
Brenda L. Smith		Assistant Vice President
Priscilla I. Hechler	(4)	Assistant Vice President and Assistant Secretary
Arthur D. Woods	(4)	Assistant Vice President
Dennis P. Gallagher	(4)	Assistant Vice President
Kyle A. Keelan	(4)	Assistant Vice President
Christy Post-Rissin	(4)	Assistant Vice President
Frank J. Rosa	(4)	Assistant Vice President
John W. Fischer	(4)	Assistant Vice President
Amy Boyle	(4)	Assistant Vice President
Clifton W. Flenniken, III	(5)	Assistant Vice President

(1) 4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001

(2) 600 S. Hwy 169, Suite 1800, Minneapolis, MN 55426

(3) 4600 S Syracuse St, Suite 1100, Denver, CO 80237-2719

(4) 570 Carillon Parkway, St. Petersburg, FL 33716

(5) 1111 North Charles Street, Baltimore, MD 21201

(c) Compensation to Principal Underwriter:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions(2)	Compensation on Redemption	Brokerage Commissions	Compensation
AFSG Securities Corporation(1)	$388	0	0	0
Transamerica Capital, Inc.	0	0	0	0

(1) Effective May 1, 2007, Transamerica Capital, Inc. replaced AFSG Securities Corporation as principal underwriter for the policies.

(2) Fiscal Year 2006

Item 30.    Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by, Manager Regulatory Filing Unit, Transamerica Life Insurance Company at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

Item 31.    Management Services.

All management Contracts are discussed in Part A or Part B.

Item 32.    Undertakings

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Contract may be accepted.

(b) Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Contract application that an applicant can check to request a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Transamerica Life Insurance Company at the address or phone number listed in the Prospectus.

(d) Transamerica Life Insurance Company hereby represents that the fees and charges deducted under the contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica Life Insurance Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Securities Act Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 23rd day of April, 2007.

SEPARATE ACCOUNT VA J

TRANSAMERICA LIFE INSURANCE COMPANY
Depositor

*
Larry N. Norman President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

* Ronald L. Ziegler	Director and Vice President	__________, 2007

* Larry N. Norman	Director, Chairman of the Board, and President	__________, 2007

* Craig D. Vermie	Director, Senior Vice President, Secretary and General Counsel	__________, 2007

* Arthur C. Schneider	Director, Chief Tax Officer, and Senior Vice President	__________, 2007

* Eric J. Martin	Vice President and Corporate Controller	__________, 2007

* Brenda K. Clancy	Director, Executive Vice President, and Chief Operations Officer	__________, 2007

* James A. Beardsworth	Senior Vice President and Treasurer	__________, 2007

/s/ Darin D. Smith *By: Darin D. Smith	Attorney-in-Fact pursuant to powers of attorney filed previously and herewith	April 23, 2007

Registration No. 333-63086

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FOR

IMMEDIATE INCOME BUILDER II

EXHIBIT INDEX

Exhibit No.	Description of Exhibit	Page No.*

(3)(a)(1)	Amendment No. 8 and Novation to Amended and Restated Principal Underwriting Agreement

(9)(a)	Opinion and Consent of Counsel

(9)(b)	Consent of Counsel

(10)(a)	Consent of Independent Registered Public Accounting Firm

(14)	Powers of Attorney

*	Page numbers included only in manually executed original.